MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (11.1%)
Activision Blizzard, Inc.	93,915	7,268,082
Alphabet, Inc. Cl A*	36,359	97,206,514
Alphabet, Inc. Cl C*	34,024	90,684,507
AT&T, Inc.	862,215	23,288,427
Charter Communications, Inc. Cl A*	15,316	11,143,309
Comcast Corp. Cl A	553,109	30,935,386
Discovery, Inc. Cl A*	20,419	518,234
Discovery, Inc. Cl C*	36,678	890,175
DISH Network Corp. Cl A*	30,060	1,306,408
Electronic Arts, Inc.	34,366	4,888,564
Facebook, Inc. Cl A*	287,865	97,698,502
Fox Corp. Cl A	39,054	1,566,456
Fox Corp. Cl B	17,910	664,819
Interpublic Group of Cos., Inc.	47,533	1,743,035
Live Nation Entertainment, Inc.*	15,910	1,449,878
Lumen Technologies, Inc.	120,119	1,488,274
Match Group, Inc.*	33,427	5,247,705
Netflix, Inc.*	53,447	32,620,842
News Corp. Cl A	47,242	1,111,604
News Corp. Cl B	14,705	341,597
Omnicom Group, Inc.	25,892	1,876,134
Take-Two Interactive Software, Inc.*	14,070	2,167,765
T-Mobile US, Inc.*	70,830	9,049,241
Twitter, Inc.*	96,361	5,819,241
Verizon Communications, Inc.	499,954	27,002,516
ViacomCBS, Inc. Cl B	73,157	2,890,433
Walt Disney Co.*	219,433	37,121,481

		497,989,129

CONSUMER DISCRETIONARY (12.1%)
Advance Auto Parts, Inc.	7,902	1,650,649
Amazon.com, Inc.*	52,595	172,776,679
Aptiv PLC*	32,666	4,866,254
AutoZone, Inc.*	2,601	4,416,472
Bath & Body Works, Inc.	31,971	2,015,132
Best Buy Co., Inc.	27,222	2,877,638
Booking Hldgs., Inc.*	4,958	11,769,647
BorgWarner, Inc.	28,957	1,251,232
Caesars Entertainment, Inc.*	25,773	2,893,792
CarMax, Inc.*	19,675	2,517,613
Carnival Corp.*	96,430	2,411,714
Chipotle Mexican Grill, Inc. Cl A*	3,393	6,166,845
Darden Restaurants, Inc.	15,737	2,383,683
Dollar General Corp.	28,524	6,051,081
Dollar Tree, Inc.*	28,010	2,681,117
Domino’s Pizza, Inc.	4,450	2,122,472
DR Horton, Inc.	39,361	3,305,143
eBay, Inc.	78,500	5,469,095
Etsy, Inc.*	15,285	3,178,669
Expedia Group, Inc.*	17,545	2,875,626
Ford Motor Co.*	473,845	6,709,645
Gap, Inc.	25,991	589,996
Garmin Ltd.	18,347	2,852,225
General Motors Co.*	175,308	9,240,485
Genuine Parts Co.	17,294	2,096,552
Hanesbrands, Inc.	42,163	723,517
Hasbro, Inc.	15,628	1,394,330
Hilton Worldwide Hldgs., Inc.*	33,654	4,446,030
Home Depot, Inc.	128,397	42,147,599
Las Vegas Sands Corp.*	41,516	1,519,486
Leggett & Platt, Inc.	16,097	721,790
Lennar Corp. Cl A	33,172	3,107,553
LKQ Corp.*	32,649	1,642,898
Lowe’s Cos., Inc.	85,363	17,316,738
Marriott International, Inc. Cl A*	33,034	4,892,005
McDonald’s Corp.	90,182	21,743,782
MGM Resorts International	48,299	2,084,102
Mohawk Industries, Inc.*	6,752	1,197,805
Newell Brands, Inc.	45,720	1,012,241
NIKE, Inc. Cl B	154,340	22,414,798
Norwegian Cruise Line Hldgs. Ltd.*	44,684	1,193,510
NVR, Inc.*	406	1,946,396
O’Reilly Automotive, Inc.*	8,326	5,087,686

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Penn National Gaming, Inc.*	18,934	1,371,958
Pool Corp.	4,842	2,103,413
PulteGroup, Inc.	31,340	1,439,133
PVH Corp.*	8,617	885,741
Ralph Lauren Corp. Cl A	5,872	652,027
Ross Stores, Inc.	43,125	4,694,156
Royal Caribbean Cruises Ltd.*	27,066	2,407,521
Starbucks Corp.	142,386	15,706,600
Tapestry, Inc.	33,674	1,246,611
Target Corp.	59,742	13,667,177
Tesla, Inc.*	97,987	75,986,959
TJX Cos., Inc.	145,693	9,612,824
Tractor Supply Co.	13,807	2,797,436
Ulta Beauty, Inc.*	6,612	2,386,403
Under Armour, Inc. Cl A*	22,780	459,700
Under Armour, Inc. Cl C*	25,167	440,926
VF Corp.	39,354	2,636,324
Whirlpool Corp.	7,571	1,543,424
Wynn Resorts Ltd.*	12,711	1,077,257
Yum! Brands, Inc.	35,702	4,366,712

		545,244,024

CONSUMER STAPLES (5.6%)
Altria Group, Inc.	222,688	10,136,758
Archer-Daniels-Midland Co.	67,548	4,053,555
Brown-Forman Corp. Cl B	22,065	1,478,576
Campbell Soup Co.	24,519	1,025,139
Church & Dwight Co., Inc.	29,651	2,448,283
Clorox Co.	14,830	2,455,996
Coca-Cola Co.	469,141	24,615,828
Colgate-Palmolive Co.	101,861	7,698,654
Conagra Brands, Inc.	58,004	1,964,595
Constellation Brands, Inc. Cl A	20,317	4,280,589
Costco Wholesale Corp.	53,384	23,988,100
Estee Lauder Cos., Inc. Cl A	28,003	8,398,940
General Mills, Inc.	73,213	4,379,602
Hershey Co.	17,561	2,972,199
Hormel Foods Corp.	34,039	1,395,599
J M Smucker Co.	13,083	1,570,352
Kellogg Co.	30,873	1,973,402
Kimberly-Clark Corp.	40,667	5,385,937
Kraft Heinz Co.	81,254	2,991,772
Kroger Co.	82,114	3,319,869
Lamb Weston Hldgs., Inc.	17,524	1,075,448
McCormick & Co., Inc.	30,092	2,438,355
Molson Coors Beverage Co. Cl B	22,749	1,055,099
Mondelez International, Inc. Cl A	168,798	9,820,668
Monster Beverage Corp.*	45,346	4,028,085
PepsiCo, Inc.	166,902	25,103,730
Philip Morris International, Inc.	188,207	17,840,142
Procter & Gamble Co.	293,132	40,979,854
Sysco Corp.	61,778	4,849,573
Tyson Foods, Inc. Cl A	35,602	2,810,422
Walgreens Boots Alliance, Inc.	86,697	4,079,094
Walmart, Inc.	172,575	24,053,504

		254,667,719

ENERGY (2.7%)
APA Corp.	45,649	978,258
Baker Hughes Co. Cl A	100,047	2,474,162
Cabot Oil & Gas Corp.	48,263	1,050,203
Chevron Corp.	233,536	23,692,227
ConocoPhillips	161,705	10,958,748
Devon Energy Corp.	76,031	2,699,861
Diamondback Energy, Inc.	20,551	1,945,563
EOG Resources, Inc.	70,506	5,659,517
Exxon Mobil Corp.	511,238	30,071,019
Halliburton Co.	107,535	2,324,907
Hess Corp.	33,282	2,599,657
Kinder Morgan, Inc.	235,383	3,937,958
Marathon Oil Corp.	95,206	1,301,466
Marathon Petroleum Corp.	77,068	4,763,573
Occidental Petroleum Corp.	107,119	3,168,580
ONEOK, Inc.	53,817	3,120,848
Phillips 66	52,891	3,703,957
Pioneer Natural Resources Co.	27,398	4,562,041
Schlumberger NV	168,873	5,005,396
Valero Energy Corp.	49,369	3,483,970

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Williams Cos., Inc.	146,716	3,805,813

		121,307,724

FINANCIALS (11.2%)
Aflac, Inc.	74,518	3,884,623
Allstate Corp.	35,706	4,545,731
American Express Co.	77,707	13,018,254
American International Group, Inc.	103,273	5,668,655
Ameriprise Financial, Inc.	13,735	3,627,688
Aon PLC Cl A	27,261	7,790,376
Arthur J. Gallagher & Co.	24,967	3,711,345
Assurant, Inc.	7,102	1,120,341
Bank of America Corp.	894,230	37,960,064
Bank of New York Mellon Corp.	95,897	4,971,300
Berkshire Hathaway, Inc. Cl B*	223,846	61,096,527
BlackRock, Inc. Cl A	17,276	14,488,690
Brown & Brown, Inc.	28,225	1,565,076
Capital One Financial Corp.	53,872	8,725,648
Cboe Global Markets, Inc.	12,875	1,594,698
Charles Schwab Corp.	181,286	13,204,872
Chubb Ltd.	52,982	9,191,317
Cincinnati Financial Corp.	18,101	2,067,496
Citigroup, Inc.	244,751	17,176,625
Citizens Financial Group, Inc.	51,453	2,417,262
CME Group, Inc. Cl A	43,369	8,386,697
Comerica, Inc.	16,172	1,301,846
Discover Financial Svcs.	36,163	4,442,625
Everest Re Group Ltd.	4,815	1,207,506
Fifth Third Bancorp	83,410	3,539,920
First Republic Bank	21,291	4,106,608
Franklin Resources, Inc.	34,005	1,010,629
Globe Life, Inc.	11,300	1,006,039
Goldman Sachs Group, Inc.	40,707	15,388,467
Hartford Financial Svcs. Group, Inc.	41,926	2,945,302
Huntington Bancshares, Inc.	178,307	2,756,626
Intercontinental Exchange, Inc.	68,006	7,808,449
Invesco Ltd.	41,231	994,079
JPMorgan Chase & Co.	360,845	59,066,718
KeyCorp.	115,490	2,496,894
Lincoln National Corp.	21,332	1,466,575
Loews Corp.	24,544	1,323,658
M&T Bank Corp.	15,538	2,320,445
MarketAxess Hldgs., Inc.	4,589	1,930,546
Marsh & McLennan Cos., Inc.	61,179	9,264,336
MetLife, Inc.	87,956	5,429,524
Moody’s Corp.	19,562	6,946,662
Morgan Stanley	176,265	17,152,347
MSCI, Inc. Cl A	9,955	6,056,025
Nasdaq, Inc.	14,133	2,727,952
Northern Trust Corp.	25,165	2,713,039
People’s United Financial, Inc.	51,679	902,832
PNC Financial Svcs. Group, Inc.	51,321	10,040,440
Principal Financial Group, Inc.	30,142	1,941,145
Progressive Corp.	70,663	6,387,229
Prudential Financial, Inc.	46,709	4,913,787
Raymond James Financial, Inc.	22,366	2,063,934
Regions Financial Corp.	115,269	2,456,382
S&P Global, Inc.	29,103	12,365,574
State Street Corp.	44,153	3,740,642
SVB Financial Group*	7,084	4,582,498
Synchrony Financial	68,796	3,362,748
T. Rowe Price Group, Inc.	27,405	5,390,564
Travelers Cos., Inc.	30,128	4,579,757
Truist Financial Corp.	161,192	9,453,911
U.S. Bancorp	162,926	9,684,321
Wells Fargo & Co.	495,884	23,013,976
Willis Towers Watson PLC	15,582	3,622,192
WR Berkley Corp.	16,936	1,239,376
Zions Bancorporation	19,571	1,211,249

		502,568,659

HEALTH CARE (13.0%)
Abbott Laboratories	214,083	25,289,625
AbbVie, Inc.	213,401	23,019,566
ABIOMED, Inc.*	5,480	1,783,850
Agilent Technologies, Inc.	36,643	5,772,372
Align Technology, Inc.*	8,873	5,904,360
AmerisourceBergen Corp. Cl A	18,066	2,157,984

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Amgen, Inc.	68,573	14,582,048
Anthem, Inc.	29,443	10,976,350
Baxter International, Inc.	60,368	4,855,398
Becton Dickinson & Co.	34,681	8,525,283
Biogen, Inc.*	17,996	5,092,688
Bio-Rad Laboratories, Inc. Cl A*	2,595	1,935,740
Bio-Techne Corp.	4,696	2,275,541
Boston Scientific Corp.*	171,942	7,460,563
Bristol-Myers Squibb Co.	268,339	15,877,619
Cardinal Health, Inc.	35,038	1,732,979
Catalent, Inc.*	20,570	2,737,250
Centene Corp.*	70,407	4,387,060
Cerner Corp.	35,694	2,517,141
Charles River Laboratories International, Inc.*	6,085	2,511,097
Cigna Corp.	41,071	8,220,771
Cooper Cos., Inc.	5,947	2,457,955
CVS Health Corp.	159,350	13,522,441
Danaher Corp.	76,726	23,358,463
DaVita, Inc.*	8,099	941,590
DENTSPLY SIRONA, Inc.	26,392	1,532,056
Dexcom, Inc.*	11,683	6,388,965
Edwards Lifesciences Corp.*	75,272	8,521,543
Eli Lilly & Co.	95,878	22,152,612
Gilead Sciences, Inc.	151,408	10,575,849
HCA Healthcare, Inc.	29,768	7,225,289
Henry Schein, Inc.*	16,869	1,284,743
Hologic, Inc.*	30,611	2,259,398
Humana, Inc.	15,518	6,038,830
IDEXX Laboratories, Inc.*	10,273	6,388,779
Illumina, Inc.*	17,715	7,185,381
Incyte Corp.*	22,668	1,559,105
Intuitive Surgical, Inc.*	14,358	14,274,006
IQVIA Hldgs., Inc.*	23,139	5,542,716
Johnson & Johnson	317,894	51,339,881
Laboratory Corp. of America Hldgs.*	11,677	3,286,375
McKesson Corp.	18,678	3,724,020
Medtronic PLC	162,288	20,342,801
Merck & Co., Inc.	305,685	22,960,000
Mettler-Toledo International, Inc.*	2,791	3,844,212
Moderna, Inc.*	42,407	16,320,758
Organon & Co.	30,614	1,003,833
PerkinElmer, Inc.	13,538	2,346,000
Pfizer, Inc.	677,055	29,120,135
Quest Diagnostics, Inc.	14,754	2,143,904
Regeneron Pharmaceuticals, Inc.*	12,692	7,680,944
ResMed, Inc.	17,573	4,631,364
STERIS PLC	12,046	2,460,757
Stryker Corp.	40,528	10,688,044
Teleflex, Inc.	5,651	2,127,884
Thermo Fisher Scientific, Inc.	47,509	27,143,317
UnitedHealth Group, Inc.	113,865	44,491,610
Universal Health Svcs., Inc. Cl B	9,162	1,267,746
Vertex Pharmaceuticals, Inc.*	31,328	5,682,586
Viatris, Inc.	146,032	1,978,734
Waters Corp.*	7,410	2,647,593
West Pharmaceutical Svcs., Inc.	8,933	3,792,416
Zimmer Biomet Hldgs., Inc.	25,219	3,691,053
Zoetis, Inc. Cl A	57,233	11,111,215

		584,652,188

INDUSTRIALS (7.9%)
3M Co.	69,875	12,257,472
Alaska Air Group, Inc.*	15,122	886,149
Allegion PLC	10,831	1,431,642
American Airlines Group, Inc.*	78,186	1,604,377
AMETEK, Inc.	27,920	3,462,359
AO Smith Corp.	16,084	982,250
Boeing Co.*	66,536	14,633,928
Carrier Global Corp.	104,782	5,423,516
Caterpillar, Inc.	66,112	12,691,521
CH Robinson Worldwide, Inc.	15,905	1,383,735
Cintas Corp.	10,569	4,023,196
Copart, Inc.*	25,712	3,566,769
CSX Corp.	272,249	8,096,685
Cummins, Inc.	17,341	3,894,095
Deere & Co.	34,279	11,485,865
Delta Air Lines, Inc.*	77,275	3,292,688

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Dover Corp.	17,384	2,703,212
Eaton Corp. PLC	48,134	7,186,888
Emerson Electric Co.	72,189	6,800,204
Equifax, Inc.	14,712	3,728,315
Expeditors International of Washington, Inc.	20,515	2,443,952
Fastenal Co.	69,405	3,581,992
FedEx Corp.	29,702	6,513,352
Fortive Corp.	43,279	3,054,199
Fortune Brands Home & Security, Inc.	16,650	1,488,843
Generac Hldgs., Inc.*	7,622	3,114,883
General Dynamics Corp.	28,018	5,492,369
General Electric Co.	132,552	13,656,833
Honeywell International, Inc.	83,371	17,697,996
Howmet Aerospace, Inc.	46,615	1,454,388
Huntington Ingalls Industries, Inc.	4,847	935,762
IDEX Corp.	9,177	1,899,180
IHS Markit Ltd.	48,136	5,613,620
Illinois Tool Works, Inc.	34,612	7,151,878
Ingersoll Rand, Inc.*	48,928	2,466,460
Jacobs Engineering Group, Inc.	15,736	2,085,492
JB Hunt Transport Svcs., Inc.	10,162	1,699,290
Johnson Controls International PLC	86,007	5,855,357
Kansas City Southern	10,984	2,972,710
L-3 Harris Technologies, Inc.	24,266	5,344,344
Leidos Hldgs., Inc.	17,095	1,643,342
Lockheed Martin Corp.	29,762	10,270,866
Masco Corp.	29,847	1,658,001
Nielsen Hldgs. PLC	43,328	831,464
Norfolk Southern Corp.	29,824	7,135,392
Northrop Grumman Corp.	18,174	6,545,366
Old Dominion Freight Line, Inc.	11,327	3,239,295
Otis Worldwide Corp.	51,537	4,240,464
PACCAR, Inc.	41,924	3,308,642
Parker-Hannifin Corp.	15,584	4,357,598
Pentair PLC	20,029	1,454,706
Quanta Svcs., Inc.	16,803	1,912,517
Raytheon Technologies Corp.	182,089	15,652,370
Republic Svcs., Inc. Cl A	25,374	3,046,402
Robert Half International, Inc.	13,521	1,356,562
Rockwell Automation, Inc.	14,011	4,119,794
Rollins, Inc.	27,334	965,710
Roper Technologies, Inc.	12,730	5,679,235
Snap-on, Inc.	6,517	1,361,727
Southwest Airlines Co.*	71,446	3,674,468
Stanley Black & Decker, Inc.	19,679	3,449,925
Textron, Inc.	27,067	1,889,547
Trane Technologies PLC	28,693	4,953,846
TransDigm Group, Inc.*	6,322	3,948,532
Union Pacific Corp.	78,749	15,435,591
United Airlines Hldgs., Inc.*	39,079	1,858,988
United Parcel Svc., Inc. Cl B	87,947	16,015,149
United Rentals, Inc.*	8,741	3,067,479
Verisk Analytics, Inc. Cl A	19,484	3,902,061
Waste Management, Inc.	46,783	6,987,509
Westinghouse Air Brake Technologies Corp.	22,827	1,967,916
WW Grainger, Inc.	5,282	2,076,143
Xylem, Inc.	21,756	2,690,782

		354,755,155

INFORMATION TECHNOLOGY (27.1%)
Accenture PLC Cl A	76,577	24,498,514
Adobe, Inc.*	57,529	33,120,596
Advanced Micro Devices, Inc.*	146,476	15,072,380
Akamai Technologies, Inc.*	19,663	2,056,553
Amphenol Corp. Cl A	72,236	5,289,842
Analog Devices, Inc.	64,955	10,878,663
ANSYS, Inc.*	10,536	3,586,981
Apple, Inc.	1,896,348	268,333,242
Applied Materials, Inc.	110,371	14,208,059
Arista Networks, Inc.*	6,762	2,323,694
Autodesk, Inc.*	26,568	7,576,397
Automatic Data Processing, Inc.	51,091	10,214,113
Broadcom, Inc.	49,542	24,024,402
Broadridge Financial Solutions, Inc.	14,028	2,337,626
Cadence Design Systems, Inc.*	33,424	5,061,731
CDW Corp.	16,603	3,022,078
Ceridian HCM Hldg., Inc.*	16,287	1,834,242

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Cisco Systems, Inc.	508,901	27,699,481
Citrix Systems, Inc.	15,002	1,610,765
Cognizant Technology Solutions Corp. Cl A	63,470	4,710,109
Corning, Inc.	92,818	3,386,929
DXC Technology Co.*	30,420	1,022,416
Enphase Energy, Inc.*	16,256	2,437,912
F5 Networks, Inc.*	7,283	1,447,715
Fidelity National Information Svcs., Inc.	74,591	9,076,233
Fiserv, Inc.*	71,970	7,808,745
FleetCor Technologies, Inc.*	9,975	2,606,168
Fortinet, Inc.*	16,369	4,780,403
Gartner, Inc.*	10,101	3,069,492
Global Payments, Inc.	35,473	5,589,835
Hewlett Packard Enterprise Co.	157,702	2,247,253
HP, Inc.	145,062	3,968,896
Intel Corp.	489,917	26,102,778
International Business Machines Corp.	108,238	15,037,505
Intuit, Inc.	32,998	17,802,751
IPG Photonics Corp.*	4,328	685,555
Jack Henry & Associates, Inc.	8,970	1,471,618
Juniper Networks, Inc.	39,265	1,080,573
Keysight Technologies, Inc.*	22,246	3,654,795
KLA Corp.	18,444	6,169,702
Lam Research Corp.	17,208	9,793,933
Mastercard, Inc. Cl A	105,200	36,575,936
Microchip Technology, Inc.	33,093	5,079,445
Micron Technology, Inc.	135,944	9,649,305
Microsoft Corp.	907,486	255,838,453
Monolithic Power Systems, Inc.	5,212	2,526,152
Motorola Solutions, Inc.	20,447	4,750,247
NetApp, Inc.	27,052	2,428,187
NortonLifeLock, Inc.	70,194	1,775,908
NVIDIA Corp.	300,930	62,340,659
NXP Semiconductors NV	32,017	6,271,170
Oracle Corp.	198,923	17,332,161
Paychex, Inc.	38,673	4,348,779
Paycom Software, Inc.*	5,804	2,877,333
PayPal Hldgs., Inc.*	141,895	36,922,498
PTC, Inc.*	12,757	1,528,161
Qorvo, Inc.*	13,421	2,243,857
QUALCOMM, Inc.	136,215	17,569,011
Salesforce.com, Inc.*	117,320	31,819,530
Seagate Technology Hldgs. PLC	25,286	2,086,601
ServiceNow, Inc.*	23,922	14,885,943
Skyworks Solutions, Inc.	19,943	3,286,208
Synopsys, Inc.*	18,424	5,516,330
TE Connectivity Ltd.	39,608	5,435,010
Teledyne Technologies, Inc.*	5,628	2,417,676
Teradyne, Inc.	19,921	2,174,776
Texas Instruments, Inc.	111,485	21,428,532
Trimble, Inc.*	30,385	2,499,166
Tyler Technologies, Inc.*	4,932	2,262,062
VeriSign, Inc.*	11,753	2,409,483
Visa, Inc. Cl A	203,797	45,395,782
Western Digital Corp.*	37,007	2,088,675
Western Union Co.	49,070	992,195
Xilinx, Inc.	29,884	4,512,185
Zebra Technologies Corp. Cl A*	6,448	3,323,428

		1,219,291,519

MATERIALS (2.4%)
Air Products & Chemicals, Inc.	26,732	6,846,333
Albemarle Corp.	14,122	3,092,294
Amcor PLC	186,184	2,157,873
Avery Dennison Corp.	10,008	2,073,758
Ball Corp.	39,441	3,548,507
Celanese Corp. Cl A	13,418	2,021,288
CF Industries Hldgs., Inc.	25,975	1,449,924
Corteva, Inc.	88,659	3,730,771
Dow, Inc.	90,058	5,183,738
DuPont de Nemours, Inc.	63,164	4,294,520
Eastman Chemical Co.	16,396	1,651,733
Ecolab, Inc.	30,056	6,270,283
FMC Corp.	15,541	1,422,934
Freeport-McMoRan, Inc.	177,281	5,766,951
International Flavors & Fragrances, Inc.	30,077	4,021,896
International Paper Co.	47,194	2,639,088

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Linde PLC	62,361	18,295,470
LyondellBasell Industries NV Cl A	31,912	2,994,941
Martin Marietta Materials, Inc.	7,532	2,573,534
Mosaic Co.	41,747	1,491,203
Newmont Corp.	96,501	5,240,004
Nucor Corp.	35,466	3,493,046
Packaging Corp. of America	11,471	1,576,574
PPG Industries, Inc.	28,663	4,099,096
Sealed Air Corp.	18,100	991,699
Sherwin-Williams Co.	29,252	8,182,662
Vulcan Materials Co.	16,021	2,710,112
Westrock Co.	32,243	1,606,669

		109,426,901

REAL ESTATE (2.5%)
Alexandria Real Estate Equities, Inc.	16,743	3,199,085
American Tower Corp.	54,962	14,587,464
AvalonBay Communities, Inc.	16,859	3,736,629
Boston Properties, Inc.	17,161	1,859,394
CBRE Group, Inc. Cl A*	40,543	3,947,266
Crown Castle International Corp.	52,191	9,045,744
Digital Realty Trust, Inc.	34,125	4,929,356
Duke Realty Corp.	45,688	2,187,085
Equinix, Inc.	10,838	8,563,429
Equity Residential	41,149	3,329,777
Essex Property Trust, Inc.	7,853	2,510,918
Extra Space Storage, Inc.	16,158	2,714,382
Federal Realty Investment Trust	8,452	997,251
Healthpeak Properties, Inc.	65,085	2,179,046
Host Hotels & Resorts, Inc.*	86,218	1,407,940
Iron Mountain, Inc.	34,955	1,518,795
Kimco Realty Corp.	74,087	1,537,305
Mid-America Apartment Communities, Inc.	14,010	2,616,368
Prologis, Inc.	89,271	11,197,262
Public Storage	18,409	5,469,314
Realty Income Corp.	47,022	3,049,847
Regency Centers Corp.	18,462	1,243,046
SBA Communications Corp. Cl A	13,229	4,373,111
Simon Property Group, Inc.	39,683	5,157,600
UDR, Inc.	33,696	1,785,214
Ventas, Inc.	47,515	2,623,303
Vornado Realty Trust	19,200	806,592
Welltower, Inc.	51,028	4,204,707
Weyerhaeuser Co.	90,543	3,220,615

		113,997,845

UTILITIES (2.4%)
AES Corp.	80,469	1,837,107
Alliant Energy Corp.	30,221	1,691,771
Ameren Corp.	31,053	2,515,293
American Electric Power Co., Inc.	60,410	4,904,084
American Water Works Co., Inc.	21,917	3,704,850
Atmos Energy Corp.	15,794	1,393,031
CenterPoint Energy, Inc.	71,596	1,761,262
CMS Energy Corp.	34,978	2,089,236
Consolidated Edison, Inc.	42,674	3,097,706
Dominion Energy, Inc.	97,632	7,129,089
DTE Energy Co.	23,397	2,613,679
Duke Energy Corp.	92,904	9,066,501
Edison International	45,853	2,543,466
Entergy Corp.	24,267	2,409,956
Evergy, Inc.	27,690	1,722,318
Eversource Energy	41,498	3,392,876
Exelon Corp.	118,082	5,708,084
FirstEnergy Corp.	65,716	2,340,804
NextEra Energy, Inc.	236,899	18,601,309
NiSource, Inc.	47,387	1,148,187
NRG Energy, Inc.	29,559	1,206,894
Pinnacle West Capital Corp.	13,619	985,471
PPL Corp.	92,936	2,591,056
Public Svc. Enterprise Group, Inc.	61,053	3,718,128
Sempra Energy	38,562	4,878,093
Southern Co.	127,862	7,923,608
WEC Energy Group, Inc.	38,091	3,359,626
Xcel Energy, Inc.	65,021	4,063,812

		108,397,297

MUTUAL OF AMERICA INVESTMENT CORPORATION - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $2,140,803,820) 98.0%	4,412,298,160

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.9%)
U.S. Treasury Bill	A-1+	0.02	11/12/21	23,600,000	23,599,449
U.S. Treasury Bill	A-1+	0.02	12/21/21	5,000,000	4,999,718
U.S. Treasury Bill	A-1+	0.04	10/15/21	11,500,000	11,499,839
U.S. Treasury Bill	A-1+	0.04	10/21/21	33,000,000	32,999,258
U.S. Treasury Bill	A-1+	0.05	10/05/21	5,000,000	4,999,974
U.S. Treasury Bill (1)	A-1+	0.05	10/07/21	5,000,000	4,999,962
U.S. Treasury Bill	A-1+	0.05	10/28/21	3,500,000	3,499,867

					86,598,067

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $86,598,140) 1.9%					86,598,067

	Shares	Value
WARRANTS
ENERGY (0.0%) (2)
Occidental Petroleum Corp. - expiring 08/03/2027*	13,817	163,731

TOTAL WARRANTS (Cost: $68,394) 0.0% (2)		163,731

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.1%)
Citibank, New York Time Deposit	0.01	10/01/21	2,298,214	2,298,214

TOTAL TEMPORARY CASH INVESTMENT (Cost: $2,298,214) 0.1%				2,298,214

TOTAL INVESTMENTS (Cost: $2,229,768,568) 100.0%				4,501,358,172

OTHER NET ASSETS -0.0% (2)				(696,867)

NET ASSETS 100.0%				$4,500,661,305

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (6.6%)
Activision Blizzard, Inc.	4,362	337,575
Alphabet, Inc. Cl A*	1,689	4,515,575
Alphabet, Inc. Cl C*	1,580	4,211,190
AT&T, Inc.	40,053	1,081,832
Charter Communications, Inc. Cl A*	711	517,295
Comcast Corp. Cl A	25,694	1,437,066
Discovery, Inc. Cl A*	948	24,060
Discovery, Inc. Cl C*	1,703	41,332
DISH Network Corp. Cl A*	1,396	60,670
Electronic Arts, Inc.	1,596	227,031
Facebook, Inc. Cl A*	13,372	4,538,323
Fox Corp. Cl A	1,814	72,759
Fox Corp. Cl B	831	30,847
Interpublic Group of Cos., Inc.	2,208	80,967
Live Nation Entertainment, Inc.*	739	67,345
Lumen Technologies, Inc.	5,580	69,136
Match Group, Inc.*	1,552	243,648
Netflix, Inc.*	2,482	1,514,864
News Corp. Cl A	2,194	51,625
News Corp. Cl B	683	15,866
Omnicom Group, Inc.	1,202	87,097
Take-Two Interactive Software, Inc.*	653	100,608
T-Mobile US, Inc.*	3,290	420,330
Twitter, Inc.*	4,476	270,306
Verizon Communications, Inc.	23,224	1,254,328
ViacomCBS, Inc. Cl B	3,398	134,255
Walt Disney Co.*	10,193	1,724,350

		23,130,280

CONSUMER DISCRETIONARY (7.2%)
Advance Auto Parts, Inc.	367	76,663
Amazon.com, Inc.*	2,443	8,025,352
Aptiv PLC*	1,517	225,988
AutoZone, Inc.*	121	205,457
Bath & Body Works, Inc.	1,485	93,600
Best Buy Co., Inc.	1,264	133,617
Booking Hldgs., Inc.*	231	548,364
BorgWarner, Inc.	1,345	58,117
Caesars Entertainment, Inc.*	1,197	134,399
CarMax, Inc.*	914	116,955
Carnival Corp.*	4,479	112,020
Chipotle Mexican Grill, Inc. Cl A*	158	287,168
Darden Restaurants, Inc.	731	110,725
Dollar General Corp.	1,325	281,085
Dollar Tree, Inc.*	1,301	124,532
Domino’s Pizza, Inc.	207	98,731
DR Horton, Inc.	1,828	153,497
eBay, Inc.	3,646	254,017
Etsy, Inc.*	710	147,652
Expedia Group, Inc.*	815	133,579
Ford Motor Co.*	22,012	311,690
Gap, Inc.	1,207	27,399
Garmin Ltd.	852	132,452
General Motors Co.*	8,144	429,270

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Genuine Parts Co.	803	97,348
Hanesbrands, Inc.	1,958	33,599
Hasbro, Inc.	726	64,774
Hilton Worldwide Hldgs., Inc.*	1,563	206,488
Home Depot, Inc.	5,964	1,957,743
Las Vegas Sands Corp.*	1,928	70,565
Leggett & Platt, Inc.	747	33,495
Lennar Corp. Cl A	1,541	144,361
LKQ Corp.*	1,516	76,285
Lowe’s Cos., Inc.	3,965	804,340
Marriott International, Inc. Cl A*	1,534	227,170
McDonald’s Corp.	4,189	1,010,010
MGM Resorts International	2,243	96,785
Mohawk Industries, Inc.*	314	55,704
Newell Brands, Inc.	2,123	47,003
NIKE, Inc. Cl B	7,170	1,041,299
Norwegian Cruise Line Hldgs. Ltd.*	2,075	55,423
NVR, Inc.*	19	91,087
O’Reilly Automotive, Inc.*	387	236,480
Penn National Gaming, Inc.*	879	63,692
Pool Corp.	225	97,742
PulteGroup, Inc.	1,455	66,814
PVH Corp.*	400	41,116
Ralph Lauren Corp. Cl A	273	30,314
Ross Stores, Inc.	2,003	218,027
Royal Caribbean Cruises Ltd.*	1,257	111,810
Starbucks Corp.	6,614	729,590
Tapestry, Inc.	1,564	57,899
Target Corp.	2,775	634,837
Tesla, Inc.*	4,552	3,529,985
TJX Cos., Inc.	6,768	446,553
Tractor Supply Co.	641	129,873
Ulta Beauty, Inc.*	307	110,802
Under Armour, Inc. Cl A*	1,058	21,351
Under Armour, Inc. Cl C*	1,169	20,481
VF Corp.	1,828	122,458
Whirlpool Corp.	352	71,759
Wynn Resorts Ltd.*	590	50,002
Yum! Brands, Inc.	1,658	202,790

		25,330,183

CONSUMER STAPLES (3.4%)
Altria Group, Inc.	10,345	470,904
Archer-Daniels-Midland Co.	3,137	188,251
Brown-Forman Corp. Cl B	1,024	68,618
Campbell Soup Co.	1,138	47,580
Church & Dwight Co., Inc.	1,377	113,699
Clorox Co.	689	114,105
Coca-Cola Co.	21,793	1,143,479
Colgate-Palmolive Co.	4,731	357,569
Conagra Brands, Inc.	2,694	91,246
Constellation Brands, Inc. Cl A	943	198,681
Costco Wholesale Corp.	2,479	1,113,939
Estee Lauder Cos., Inc. Cl A	1,300	389,909
General Mills, Inc.	3,400	203,388
Hershey Co.	815	137,939
Hormel Foods Corp.	1,581	64,821
J M Smucker Co.	608	72,978

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Kellogg Co.	1,434	91,661
Kimberly-Clark Corp.	1,889	250,179
Kraft Heinz Co.	3,774	138,959
Kroger Co.	3,814	154,200
Lamb Weston Hldgs., Inc.	814	49,955
McCormick & Co., Inc.	1,397	113,199
Molson Coors Beverage Co. Cl B	1,056	48,977
Mondelez International, Inc. Cl A	7,841	456,189
Monster Beverage Corp.*	2,106	187,076
PepsiCo, Inc.	7,753	1,166,129
Philip Morris International, Inc.	8,743	828,749
Procter & Gamble Co.	13,617	1,903,657
Sysco Corp.	2,869	225,217
Tyson Foods, Inc. Cl A	1,653	130,488
Walgreens Boots Alliance, Inc.	4,027	189,470
Walmart, Inc.	8,017	1,117,409

		11,828,620

ENERGY (1.6%)
APA Corp.	2,120	45,432
Baker Hughes Co. Cl A	4,647	114,920
Cabot Oil & Gas Corp.	2,241	48,764
Chevron Corp.	10,848	1,100,530
ConocoPhillips	7,512	509,088
Devon Energy Corp.	3,531	125,386
Diamondback Energy, Inc.	954	90,315
EOG Resources, Inc.	3,275	262,884
Exxon Mobil Corp.	23,749	1,396,916
Halliburton Co.	4,995	107,992
Hess Corp.	1,546	120,758
Kinder Morgan, Inc.	10,934	182,926
Marathon Oil Corp.	4,423	60,462
Marathon Petroleum Corp.	3,580	221,280
Occidental Petroleum Corp.	4,975	147,160
ONEOK, Inc.	2,499	144,917
Phillips 66	2,456	171,994
Pioneer Natural Resources Co.	1,272	211,801
Schlumberger NV	7,845	232,526
Valero Energy Corp.	2,293	161,817
Williams Cos., Inc.	6,815	176,781

		5,634,649

FINANCIALS (6.6%)
Aflac, Inc.	3,461	180,422
Allstate Corp.	1,658	211,080
American Express Co.	3,609	604,616
American International Group, Inc.	4,797	263,307
Ameriprise Financial, Inc.	638	168,509
Aon PLC Cl A	1,266	361,785
Arthur J. Gallagher & Co.	1,159	172,285
Assurant, Inc.	330	52,057
Bank of America Corp.	41,540	1,763,373
Bank of New York Mellon Corp.	4,454	230,895
Berkshire Hathaway, Inc. Cl B*	10,398	2,838,030
BlackRock, Inc. Cl A	802	672,605
Brown & Brown, Inc.	1,311	72,695
Capital One Financial Corp.	2,502	405,249
Cboe Global Markets, Inc.	598	74,068
Charles Schwab Corp.	8,421	613,386

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Chubb Ltd.	2,461	426,934
Cincinnati Financial Corp.	840	95,945
Citigroup, Inc.	11,369	797,876
Citizens Financial Group, Inc.	2,390	112,282
CME Group, Inc. Cl A	2,014	389,467
Comerica, Inc.	751	60,456
Discover Financial Svcs.	1,679	206,265
Everest Re Group Ltd.	224	56,175
Fifth Third Bancorp	3,874	164,413
First Republic Bank	989	190,759
Franklin Resources, Inc.	1,579	46,928
Globe Life, Inc.	525	46,741
Goldman Sachs Group, Inc.	1,890	714,477
Hartford Financial Svcs. Group, Inc.	1,947	136,777
Huntington Bancshares, Inc.	8,283	128,055
Intercontinental Exchange, Inc.	3,159	362,716
Invesco Ltd.	1,915	46,171
JPMorgan Chase & Co.	16,762	2,743,772
KeyCorp.	5,365	115,991
Lincoln National Corp.	990	68,063
Loews Corp.	1,140	61,480
M&T Bank Corp.	721	107,674
MarketAxess Hldgs., Inc.	213	89,607
Marsh & McLennan Cos., Inc.	2,841	430,213
MetLife, Inc.	4,085	252,167
Moody’s Corp.	908	322,440
Morgan Stanley	8,188	796,774
MSCI, Inc. Cl A	462	281,053
Nasdaq, Inc.	656	126,621
Northern Trust Corp.	1,169	126,030
People’s United Financial, Inc.	2,400	41,928
PNC Financial Svcs. Group, Inc.	2,384	466,406
Principal Financial Group, Inc.	1,400	90,160
Progressive Corp.	3,282	296,660
Prudential Financial, Inc.	2,169	228,179
Raymond James Financial, Inc.	1,038	95,787
Regions Financial Corp.	5,355	114,115
S&P Global, Inc.	1,351	574,026
State Street Corp.	2,051	173,761
SVB Financial Group*	329	212,824
Synchrony Financial	3,195	156,171
T. Rowe Price Group, Inc.	1,273	250,399
Travelers Cos., Inc.	1,399	212,662
Truist Financial Corp.	7,488	439,171
U.S. Bancorp	7,568	449,842
Wells Fargo & Co.	23,035	1,069,054
Willis Towers Watson PLC	724	168,301
WR Berkley Corp.	786	57,519
Zions Bancorp N.A.	909	56,258

		23,341,907

HEALTH CARE (7.7%)
Abbott Laboratories	9,945	1,174,803
AbbVie, Inc.	9,913	1,069,315
ABIOMED, Inc.*	255	83,008
Agilent Technologies, Inc.	1,702	268,116
Align Technology, Inc.*	412	274,157
AmerisourceBergen Corp. Cl A	839	100,219

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Amgen, Inc.	3,185	677,290
Anthem, Inc.	1,367	509,618
Baxter International, Inc.	2,804	225,526
Becton Dickinson & Co.	1,611	396,016
Biogen, Inc.*	836	236,580
Bio-Rad Laboratories, Inc. Cl A*	121	90,260
Bio-Techne Corp.	218	105,636
Boston Scientific Corp.*	7,987	346,556
Bristol-Myers Squibb Co.	12,465	737,554
Cardinal Health, Inc.	1,627	80,471
Catalent, Inc.*	955	127,082
Centene Corp.*	3,270	203,754
Cerner Corp.	1,658	116,922
Charles River Laboratories International, Inc.*	283	116,786
Cigna Corp.	1,907	381,705
Cooper Cos., Inc.	276	114,073
CVS Health Corp.	7,402	628,134
Danaher Corp.	3,564	1,085,024
DaVita, Inc.*	376	43,714
DENTSPLY SIRONA, Inc.	1,225	71,111
Dexcom, Inc.*	543	296,945
Edwards Lifesciences Corp.*	3,496	395,782
Eli Lilly & Co.	4,453	1,028,866
Gilead Sciences, Inc.	7,033	491,255
HCA Healthcare, Inc.	1,382	335,439
Henry Schein, Inc.*	783	59,633
Hologic, Inc.*	1,421	104,884
Humana, Inc.	721	280,577
IDEXX Laboratories, Inc.*	477	296,646
Illumina, Inc.*	823	333,817
Incyte Corp.*	1,052	72,357
Intuitive Surgical, Inc.*	667	663,098
IQVIA Hldgs., Inc.*	1,074	257,266
Johnson & Johnson	14,767	2,384,870
Laboratory Corp. of America Hldgs.*	542	152,540
McKesson Corp.	867	172,862
Medtronic PLC	7,539	945,014
Merck & Co., Inc.	14,200	1,066,562
Mettler-Toledo International, Inc.*	130	179,057
Moderna, Inc.*	1,969	757,789
Organon & Co.	1,422	46,628
PerkinElmer, Inc.	629	108,999
Pfizer, Inc.	31,451	1,352,708
Quest Diagnostics, Inc.	685	99,537
Regeneron Pharmaceuticals, Inc.*	589	356,451
ResMed, Inc.	816	215,057
STERIS PLC	559	114,192
Stryker Corp.	1,882	496,321
Teleflex, Inc.	263	99,033
Thermo Fisher Scientific, Inc.	2,206	1,260,354
UnitedHealth Group, Inc.	5,289	2,066,624
Universal Health Svcs., Inc. Cl B	426	58,946
Vertex Pharmaceuticals, Inc.*	1,455	263,922
Viatris, Inc.	6,784	91,923
Waters Corp.*	344	122,911
West Pharmaceutical Svcs., Inc.	415	176,184
Zimmer Biomet Hldgs., Inc.	1,171	171,388

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Zoetis, Inc. Cl A	2,658	516,024

		27,155,891

INDUSTRIALS (4.7%)
3M Co.	3,245	569,238
Alaska Air Group, Inc.*	702	41,137
Allegion PLC	503	66,486
American Airlines Group, Inc.*	3,631	74,508
AMETEK, Inc.	1,296	160,717
AO Smith Corp.	747	45,619
Boeing Co.*	3,090	679,615
Carrier Global Corp.	4,867	251,916
Caterpillar, Inc.	3,071	589,540
CH Robinson Worldwide, Inc.	738	64,206
Cintas Corp.	491	186,904
Copart, Inc.*	1,194	165,631
CSX Corp.	12,647	376,122
Cummins, Inc.	805	180,771
Deere & Co.	1,592	533,431
Delta Air Lines, Inc.*	3,589	152,927
Dover Corp.	807	125,488
Eaton Corp. PLC	2,235	333,708
Emerson Electric Co.	3,353	315,852
Equifax, Inc.	683	173,086
Expeditors International of Washington, Inc.	953	113,531
Fastenal Co.	3,224	166,391
FedEx Corp.	1,379	302,401
Fortive Corp.	2,010	141,846
Fortune Brands Home & Security, Inc.	773	69,122
Generac Hldgs., Inc.*	354	144,669
General Dynamics Corp.	1,301	255,035
General Electric Co.	6,157	634,356
Honeywell International, Inc.	3,872	821,948
Howmet Aerospace, Inc.	2,165	67,548
Huntington Ingalls Industries, Inc.	225	43,438
IDEX Corp.	426	88,161
IHS Markit Ltd.	2,236	260,762
Illinois Tool Works, Inc.	1,607	332,054
Ingersoll Rand, Inc.*	2,272	114,532
Jacobs Engineering Group, Inc.	731	96,880
JB Hunt Transport Svcs., Inc.	472	78,928
Johnson Controls International PLC	3,995	271,980
Kansas City Southern	510	138,026
L-3 Harris Technologies, Inc.	1,127	248,210
Leidos Hldgs., Inc.	794	76,327
Lockheed Martin Corp.	1,382	476,928
Masco Corp.	1,386	76,992
Nielsen Hldgs. PLC	2,012	38,610
Norfolk Southern Corp.	1,385	331,361
Northrop Grumman Corp.	844	303,967
Old Dominion Freight Line, Inc.	526	150,425
Otis Worldwide Corp.	2,394	196,978
PACCAR, Inc.	1,948	153,736
Parker-Hannifin Corp.	724	202,445
Pentair PLC	930	67,546
Quanta Svcs., Inc.	780	88,780
Raytheon Technologies Corp.	8,459	727,136
Republic Svcs., Inc. Cl A	1,178	141,431

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Robert Half International, Inc.	628	63,007
Rockwell Automation, Inc.	651	191,420
Rollins, Inc.	1,269	44,834
Roper Technologies, Inc.	591	263,663
Snap-on, Inc.	303	63,312
Southwest Airlines Co.*	3,318	170,645
Stanley Black & Decker, Inc.	914	160,233
Textron, Inc.	1,257	87,751
Trane Technologies PLC	1,332	229,970
TransDigm Group, Inc.*	294	183,624
Union Pacific Corp.	3,658	717,005
United Airlines Hldgs., Inc.*	1,815	86,340
United Parcel Svc., Inc. Cl B	4,085	743,878
United Rentals, Inc.*	406	142,477
Verisk Analytics, Inc. Cl A	905	181,245
Waste Management, Inc.	2,173	324,559
Westinghouse Air Brake Technologies Corp.	1,060	91,383
WW Grainger, Inc.	246	96,693
Xylem, Inc.	1,010	124,917

		16,476,338

INFORMATION TECHNOLOGY (16.1%)
Accenture PLC Cl A	3,557	1,137,955
Adobe, Inc.*	2,672	1,538,324
Advanced Micro Devices, Inc.*	6,804	700,132
Akamai Technologies, Inc.*	913	95,491
Amphenol Corp. Cl A	3,355	245,687
Analog Devices, Inc.	3,017	505,287
ANSYS, Inc.*	489	166,480
Apple, Inc.	88,091	12,464,876
Applied Materials, Inc.	5,127	659,999
Arista Networks, Inc.*	314	107,903
Autodesk, Inc.*	1,234	351,900
Automatic Data Processing, Inc.	2,373	474,410
Broadcom, Inc.	2,301	1,115,824
Broadridge Financial Solutions, Inc.	651	108,483
Cadence Design Systems, Inc.*	1,552	235,035
CDW Corp.	771	140,337
Ceridian HCM Hldg., Inc.*	756	85,141
Cisco Systems, Inc.	23,640	1,286,725
Citrix Systems, Inc.	697	74,837
Cognizant Technology Solutions Corp. Cl A	2,948	218,771
Corning, Inc.	4,311	157,308
DXC Technology Co.*	1,413	47,491
Enphase Energy, Inc.*	755	113,227
F5 Networks, Inc.*	338	67,188
Fidelity National Information Svcs., Inc.	3,465	421,621
Fiserv, Inc.*	3,343	362,716
FleetCor Technologies, Inc.*	463	120,968
Fortinet, Inc.*	760	221,950
Gartner, Inc.*	469	142,520
Global Payments, Inc.	1,647	259,534
Hewlett Packard Enterprise Co.	7,326	104,396
HP, Inc.	6,739	184,379
Intel Corp.	22,758	1,212,546
International Business Machines Corp.	5,028	698,540
Intuit, Inc.	1,532	826,529
IPG Photonics Corp.*	201	31,838

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Jack Henry & Associates, Inc.	417	68,413
Juniper Networks, Inc.	1,824	50,196
Keysight Technologies, Inc.*	1,033	169,711
KLA Corp.	856	286,341
Lam Research Corp.	799	454,751
Mastercard, Inc. Cl A	4,886	1,698,765
Microchip Technology, Inc.	1,537	235,914
Micron Technology, Inc.	6,315	448,239
Microsoft Corp.	42,156	11,884,619
Monolithic Power Systems, Inc.	242	117,293
Motorola Solutions, Inc.	949	220,472
NetApp, Inc.	1,256	112,739
NortonLifeLock, Inc.	3,260	82,478
NVIDIA Corp.	13,979	2,895,890
NXP Semiconductors NV	1,487	291,259
Oracle Corp.	9,241	805,168
Paychex, Inc.	1,796	201,960
Paycom Software, Inc.*	270	133,852
PayPal Hldgs., Inc.*	6,591	1,715,044
PTC, Inc.*	592	70,916
Qorvo, Inc.*	623	104,159
QUALCOMM, Inc.	6,328	816,185
Salesforce.com, Inc.*	5,450	1,478,149
Seagate Technology Hldgs. PLC	1,174	96,878
ServiceNow, Inc.*	1,111	691,342
Skyworks Solutions, Inc.	926	152,586
Synopsys, Inc.*	855	255,996
TE Connectivity Ltd.	1,839	252,348
Teledyne Technologies, Inc.*	262	112,550
Teradyne, Inc.	925	100,982
Texas Instruments, Inc.	5,178	995,263
Trimble, Inc.*	1,411	116,055
Tyler Technologies, Inc.*	229	105,031
VeriSign, Inc.*	546	111,936
Visa, Inc. Cl A	9,467	2,108,774
Western Digital Corp.*	1,719	97,020
Western Union Co.	2,279	46,081
Xilinx, Inc.	1,388	209,574
Zebra Technologies Corp. Cl A*	300	154,626

		56,635,903

MATERIALS (1.4%)
Air Products & Chemicals, Inc.	1,241	317,833
Albemarle Corp.	656	143,644
Amcor PLC	8,649	100,242
Avery Dennison Corp.	465	96,353
Ball Corp.	1,832	164,825
Celanese Corp. Cl A	623	93,849
CF Industries Hldgs., Inc.	1,206	67,319
Corteva, Inc.	4,118	173,285
Dow, Inc.	4,183	240,773
DuPont de Nemours, Inc.	2,934	199,483
Eastman Chemical Co.	761	76,663
Ecolab, Inc.	1,396	291,234
FMC Corp.	722	66,106
Freeport-McMoRan, Inc.	8,235	267,884
International Flavors & Fragrances, Inc.	1,397	186,807
International Paper Co.	2,192	122,577

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Linde PLC	2,896	849,629
LyondellBasell Industries NV Cl A	1,482	139,086
Martin Marietta Materials, Inc.	350	119,588
Mosaic Co.	1,939	69,261
Newmont Corp.	4,482	243,373
Nucor Corp.	1,647	162,213
Packaging Corp. of America	533	73,255
PPG Industries, Inc.	1,331	190,346
Sealed Air Corp.	840	46,024
Sherwin-Williams Co.	1,358	379,873
Vulcan Materials Co.	744	125,855
Westrock Co.	1,497	74,595

		5,081,975

REAL ESTATE (1.6%)
Alexandria Real Estate Equities, Inc.	777	148,461
American Tower Corp.	2,553	677,592
AvalonBay Communities, Inc.	783	173,544
Boston Properties, Inc.	797	86,355
CBRE Group, Inc. Cl A*	1,883	183,329
Crown Castle International Corp.	2,424	420,128
Digital Realty Trust, Inc.	1,585	228,953
Duke Realty Corp.	2,122	101,580
Equinix, Inc.	503	397,435
Equity Residential	1,911	154,638
Essex Property Trust, Inc.	365	116,705
Extra Space Storage, Inc.	750	125,992
Federal Realty Investment Trust	393	46,370
Healthpeak Properties, Inc.	3,023	101,210
Host Hotels & Resorts, Inc.*	4,005	65,402
Iron Mountain, Inc.	1,623	70,519
Kimco Realty Corp.	3,441	71,401
Mid-America Apartment Communities, Inc.	651	121,574
Prologis, Inc.	4,146	520,033
Public Storage	855	254,021
Realty Income Corp.	2,184	141,654
Regency Centers Corp.	857	57,702
SBA Communications Corp. Cl A	614	202,970
Simon Property Group, Inc.	1,843	239,535
UDR, Inc.	1,565	82,914
Ventas, Inc.	2,207	121,848
Vornado Realty Trust	891	37,431
Welltower, Inc.	2,370	195,288
Weyerhaeuser Co.	4,205	149,572

		5,294,156

UTILITIES (1.5%)
AES Corp.	3,738	85,339
Alliant Energy Corp.	1,403	78,540
Ameren Corp.	1,442	116,802
American Electric Power Co., Inc.	2,806	227,791
American Water Works Co., Inc.	1,018	172,083
Atmos Energy Corp.	733	64,651
CenterPoint Energy, Inc.	3,325	81,795
CMS Energy Corp.	1,624	97,002
Consolidated Edison, Inc.	1,982	143,873
Dominion Energy, Inc.	4,535	331,146
DTE Energy Co.	1,086	121,317
Duke Energy Corp.	4,315	421,101

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Edison International	2,129	118,096
Entergy Corp.	1,127	111,922
Evergy, Inc.	1,286	79,989
Eversource Energy	1,927	157,551
Exelon Corp.	5,485	265,145
FirstEnergy Corp.	3,052	108,712
NextEra Energy, Inc.	11,005	864,113
NiSource, Inc.	2,201	53,330
NRG Energy, Inc.	1,373	56,060
Pinnacle West Capital Corp.	632	45,731
PPL Corp.	4,317	120,358
Public Svc. Enterprise Group, Inc.	2,836	172,712
Sempra Energy	1,791	226,562
Southern Co.	5,940	368,102
WEC Energy Group, Inc.	1,769	156,026
Xcel Energy, Inc.	3,020	188,750

		5,034,599

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $104,408,105 ) 58.4%		204,944,501

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.2%)
U.S. Treasury Bill (1)	A-1+	0.05	10/07/21	700,000	699,995

TOTAL INDEXED ASSETS - SHORT TERM-DEBT (0.2%) (Cost: $699,995) 0.2%					699,995

	Shares	Value
WARRANTS:
ENERGY (0.0%) (2)
Occidental Petroleum Corp. - expiring 08/03/2027*	16	190

TOTAL INDEXED ASSETS - WARRANTS (Cost: $79 ) 0.0% (2)		190

TOTAL INDEXED ASSETS (Cost: $105,108,179) 58.6%		205,644,686

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (1.1%)
Bandwidth, Inc. Cl A*	1,309	118,177
Cardlytics, Inc.*	3,187	267,517
Cogent Communications Hldgs., Inc.	3,108	220,171
Discovery, Inc. Cl A*	5,222	132,535
Discovery, Inc. Cl C*	3,346	81,207
EchoStar Corp. Cl A*	11,194	285,559
Fox Corp. Cl A	10,289	412,691
Magnite, Inc.*	2,589	72,492
Take-Two Interactive Software, Inc.*	3,138	483,471
TEGNA, Inc.	46,899	924,848
Twitter, Inc.*	5,440	328,521
World Wrestling Entertainment, Inc. Cl A	1,932	108,694
Zynga, Inc. Cl A*	57,896	435,958

		3,871,841

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

CONSUMER DISCRETIONARY (5.3%)
Aptiv PLC*	1,891	281,703
AutoZone, Inc.*	488	828,619
Bed Bath & Beyond, Inc.*	5,010	86,548
Bloomin’ Brands, Inc.*	44,141	1,103,525
Bright Horizons Family Solutions, Inc.*	2,068	288,321
Caesars Entertainment, Inc.*	3,643	409,036
Capri Hldgs. Ltd.*	14,064	680,838
Darden Restaurants, Inc.	3,807	576,646
Five Below, Inc.*	5,805	1,026,382
Foot Locker, Inc.	2,577	117,666
Ford Motor Co.*	19,747	279,617
Fox Factory Hldg. Corp.*	2,415	349,064
Golden Entertainment, Inc.*	5,583	274,069
Hanesbrands, Inc.	12,153	208,546
Haverty Furniture Cos., Inc.	938	31,620
Johnson Outdoors, Inc. Cl A	813	86,015
Lithia Motors, Inc. Cl A	1,712	542,772
Marriott Vacations Worldwide Corp.	8,900	1,400,237
NVR, Inc.*	76	364,350
Ollie’s Bargain Outlet Hldgs., Inc.*	8,073	486,640
Oxford Industries, Inc.	4,470	403,060
Ralph Lauren Corp. Cl A	3,915	434,722
Red Rock Resorts, Inc. Cl A*	11,156	571,410
Rent-A-Center, Inc.	2,618	147,158
Skyline Champion Corp.*	9,636	578,738
Sonic Automotive, Inc. Cl A	18,381	965,738
Sonos, Inc.*	17,949	580,830
Stamps.com, Inc.*	423	139,501
Steven Madden Ltd.	32,917	1,321,947
Taylor Morrison Home Corp. Cl A*	23,296	600,571
Tempur Sealy International, Inc.	13,549	628,809
Tractor Supply Co.	3,245	657,469
Williams-Sonoma, Inc.	8,019	1,422,009
XPEL, Inc.*	3,993	302,909
YETI Hldgs., Inc.*	3,969	340,104

		18,517,189

CONSUMER STAPLES (1.1%)
BJ’s Wholesale Club Hldgs., Inc.*	4,325	237,529
Church & Dwight Co., Inc.	6,797	561,228
Constellation Brands, Inc. Cl A	4,964	1,045,865
Crimson Wine Group Ltd.*	39,259	337,235
Freshpet, Inc.*	3,639	519,249
TreeHouse Foods, Inc.*	27,312	1,089,203
Tyson Foods, Inc. Cl A	1,424	112,410

		3,902,719

ENERGY (1.8%)
Baker Hughes Co. Cl A	19,835	490,520
ChampionX Corp.*	22,773	509,204
Cheniere Energy, Inc.*	6,590	643,645
Devon Energy Corp.	42,059	1,493,515
DT Midstream, Inc.	1,151	53,222
EQT Corp.*	24,492	501,106
Hess Corp.	1,751	136,771
MPLX LP	4,600	130,962
Northern Oil & Gas, Inc.	12,544	268,442

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

PDC Energy, Inc.	12,578	596,071
Renewable Energy Group, Inc.*	8,277	415,505
Southwestern Energy Co.*	92,480	512,339
Williams Cos., Inc.	26,987	700,044

		6,451,346

FINANCIALS (6.1%)
Altabancorp	5,328	235,284
American Equity Investment Life Hldg. Co.	9,136	270,152
American Financial Group, Inc.	4,097	515,526
Ameriprise Financial, Inc.	4,613	1,218,385
Argo Group International Hldgs. Ltd.	4,446	232,170
BancFirst Corp.	3,137	188,596
Bank of Marin Bancorp	4,122	155,606
Banner Corp.	8,507	469,671
Brookline Bancorp, Inc.	25,844	394,379
Brown & Brown, Inc.	7,351	407,613
Bryn Mawr Bank Corp.	4,127	189,636
Dime Community Bancshares, Inc.	7,366	240,574
Discover Financial Svcs.	6,647	816,584
Eastern Bankshares, Inc.	35,150	713,545
Ellington Financial, Inc.	24,266	443,825
Enterprise Financial Svcs. Corp.	10,613	480,557
Essent Group Ltd.	10,164	447,318
Everest Re Group Ltd.	926	232,222
Fifth Third Bancorp	27,995	1,188,107
First Financial Bankshares, Inc.	3,471	159,492
First Foundation, Inc.	8,301	218,316
First Interstate BancSystem, Inc. Cl A	12,580	506,471
First Republic Bank	3,079	593,878
Globe Life, Inc.	4,377	389,684
Goosehead Insurance, Inc. Cl A	2,260	344,175
Green Dot Corp. Cl A*	17,434	877,453
Hancock Whitney Corp.	11,109	523,456
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,531	135,358
Hartford Financial Svcs. Group, Inc.	10,912	766,568
Home BancShares, Inc.	7,689	180,922
Houlihan Lokey, Inc. Cl A	3,152	290,299
iShares Micro-Cap ETF	1,070	154,422
iShares Russell 2000 Growth ETF	1,448	425,118
iShares Russell 2000 Value ETF	85	13,620
KeyCorp.	14,714	318,117
Moelis & Co. Cl A	4,926	304,772
MSCI, Inc. Cl A	624	379,604
Primerica, Inc.	4,832	742,340
Progressive Corp.	3,800	343,482
Raymond James Financial, Inc.	4,311	397,819
Reinsurance Group of America, Inc.	1,673	186,138
RLI Corp.	1,872	187,705
Selective Insurance Group, Inc.	5,971	450,990
Signature Bank	1,098	298,963
Starwood Property Trust, Inc.	22,596	551,568
Stifel Financial Corp.	2,731	185,599
Stock Yards Bancorp, Inc.	12,656	742,274
SVB Financial Group*	575	371,956
Synchrony Financial	4,509	220,400
TriCo Bancshares	6,671	289,521
UMB Financial Corp.	4,682	452,796

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Voya Financial, Inc.	2,963	181,899
Webster Financial Corp.	7,060	384,489
Zions Bancorp N.A.	2,359	145,999

		21,555,413

HEALTH CARE (4.9%)
ACADIA Pharmaceuticals, Inc.*	4,882	81,090
Acceleron Pharma, Inc.*	1,003	172,616
Agilent Technologies, Inc.	5,898	929,112
Alder Biopharmaceuticals, Inc. - contingent value rights*	6,208	5,463	††
Align Technology, Inc.*	654	435,191
Allakos, Inc.*	1,093	115,716
Amicus Therapeutics, Inc.*	9,261	88,443
Arena Pharmaceuticals, Inc.*	3,024	180,079
Arrowhead Pharmaceuticals, Inc.*	2,259	141,029
BioCryst Pharmaceuticals, Inc.*	11,053	158,832
Biohaven Pharmaceutical Hldg. Co. Ltd.*	3,421	475,211
Blueprint Medicines Corp.*	2,023	207,985
CareDx, Inc.*	2,685	170,148
Centene Corp.*	3,071	191,354
Chemed Corp.	611	284,188
ChemoCentryx, Inc.*	5,457	93,315
Coherus Biosciences, Inc.*	5,937	95,408
CONMED Corp.	1,878	245,699
Emergent BioSolutions, Inc.*	1,532	76,707
Envista Hldgs. Corp.*	4,944	206,709
Exact Sciences Corp.*	1,499	143,080
Fate Therapeutics, Inc.*	2,995	177,514
Hill-Rom Hldgs., Inc.	1,927	289,050
Horizon Therapeutics PLC*	6,472	708,943
Humana, Inc.	702	273,183
IDEXX Laboratories, Inc.*	556	345,777
ImmunityBio, Inc.*	5,516	53,726
Incyte Corp.*	1,890	129,994
Inmode Ltd.*	1,644	262,136
Insmed, Inc.*	4,277	117,789
Inspire Medical Systems, Inc.*	1,073	249,880
Insulet Corp.*	948	269,450
Intersect ENT, Inc.*	5,362	145,846
Invitae Corp.*	3,057	86,911
iRhythm Technologies, Inc.*	1,334	78,119
Kodiak Sciences, Inc.*	1,677	160,958
Krystal Biotech, Inc.*	1,433	74,817
LHC Group, Inc.*	1,545	242,426
Madrigal Pharmaceuticals, Inc.*	861	68,699
Medpace Hldgs., Inc.*	1,351	255,717
Mettler-Toledo International, Inc.*	340	468,302
NanoString Technologies, Inc.*	7,407	355,610
Natera, Inc.*	1,199	133,617
Neogen Corp.*	4,302	186,836
NeoGenomics, Inc.*	4,320	208,397
Nevro Corp.*	1,054	122,665
Novavax, Inc.*	1,282	265,771
Omnicell, Inc.*	1,848	274,299
Orchard Therapeutics PLC*	11,010	25,323
OrthoPediatrics Corp.*	3,517	230,399
Pacific Biosciences of California, Inc.*	5,445	139,120
Penumbra, Inc.*	923	245,980

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Progyny, Inc.*	2,175	121,800
Repligen Corp.*	1,091	315,288
Sage Therapeutics, Inc.*	1,102	48,830
SeaSpine Hldgs. Corp.*	30,132	473,976
Sientra, Inc.*	91,148	522,278
Silk Road Medical, Inc.*	3,556	195,687
Simulations Plus, Inc.	3,162	124,899
Sorrento Therapeutics, Inc.*	12,838	97,954
STAAR Surgical Co.*	2,125	273,126
Supernus Pharmaceuticals, Inc.*	20,379	543,508
Syneos Health, Inc. Cl A*	8,044	703,689
Tactile Systems Technology, Inc.*	3,443	153,041
Tandem Diabetes Care, Inc.*	2,299	274,455
Ultragenyx Pharmaceutical, Inc.*	3,299	297,537
Veeva Systems, Inc. Cl A*	1,197	344,938
Vericel Corp.*	11,117	542,510
Xencor, Inc.*	2,785	90,957
Zimmer Biomet Hldgs., Inc.	5,988	876,403

		17,145,505

INDUSTRIALS (6.6%)
Alaska Air Group, Inc.*	12,286	719,960
Arcosa, Inc.	9,679	485,595
Axon Enterprise, Inc.*	2,572	450,151
AZEK Co., Inc. Cl A*	3,108	113,535
Bloom Energy Corp. Cl A*	6,545	122,522
Builders FirstSource, Inc.*	18,249	944,203
Carlisle Cos., Inc.	4,455	885,609
Casella Waste Systems, Inc. Cl A*	2,488	188,939
Chart Industries, Inc.*	1,096	209,457
Clean Harbors, Inc.*	3,167	328,956
Crane Co.	3,585	339,894
Deluxe Corp.	19,697	706,925
Dover Corp.	5,061	786,986
Ducommun, Inc.*	3,555	178,994
EMCOR Group, Inc.	2,940	339,217
Encore Wire Corp.	8,140	771,916
EnPro Industries, Inc.	8,204	714,732
ESCO Technologies, Inc.	9,691	746,207
Exponent, Inc.	2,427	274,615
Federal Signal Corp.	10,341	399,369
Franklin Electric Co., Inc.	3,088	246,577
Generac Hldgs., Inc.*	1,787	730,293
Gorman-Rupp Co.	4,437	158,889
Graco, Inc.	5,559	388,963
HEICO Corp. Cl A	2,805	332,196
IAA, Inc.*	4,408	240,545
ICF International, Inc.	5,564	496,810
Jacobs Engineering Group, Inc.	3,269	433,241
L-3 Harris Technologies, Inc.	1,884	414,933
ManTech International Corp. Cl A	2,740	208,021
Masonite International Corp.*	1,878	199,312
Miller Industries, Inc.	20,228	688,561
Mueller Industries, Inc.	29,403	1,208,463
Old Dominion Freight Line, Inc.	4,342	1,241,726
Oshkosh Corp.	4,878	499,361
Parsons Corp.*	2,074	70,018
Quanta Svcs., Inc.	4,224	480,775

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Rockwell Automation, Inc.	1,171	344,321
Saia, Inc.*	1,453	345,858
Simpson Manufacturing Co., Inc.	2,643	282,722
Stanley Black & Decker, Inc.	1,696	297,326
Tetra Tech, Inc.	1,819	271,649
Trane Technologies PLC	1,775	306,454
TransUnion	4,649	522,129
Trex Co., Inc.*	6,288	640,936
UFP Industries, Inc.	10,459	711,003
Univar Solutions, Inc.*	13,711	326,596
Upwork, Inc.*	5,454	245,594
VSE Corp.	13,134	632,665
Werner Enterprises, Inc.	7,653	338,798
Willdan Group, Inc.*	4,017	142,966

		23,155,483

INFORMATION TECHNOLOGY (6.5%)
Akoustis Technologies, Inc.*	13,669	132,589
Altair Engineering, Inc. Cl A*	2,961	204,131
Amphenol Corp. Cl A	6,770	495,767
Analog Devices, Inc.	1,939	324,744
Belden, Inc.	7,382	430,075
Blackline, Inc.*	2,392	282,400
Cambium Networks Corp.*	6,140	222,207
Ciena Corp.*	4,596	236,005
CMC Materials, Inc.	1,531	188,665
Cohu, Inc.*	12,806	409,024
Domo, Inc. Cl B*	5,692	480,632
DXC Technology Co.*	20,545	690,517
EPAM Systems, Inc.*	1,487	848,304
Euronet Worldwide, Inc.*	6,461	822,356
Everspin Technologies, Inc.*	16,648	107,879
Five9, Inc.*	8,350	1,333,829
Globant S.A.*	1,275	358,288
Guidewire Software, Inc.*	1,947	231,440
Hewlett Packard Enterprise Co.	16,811	239,556
II-VI, Inc.*	8,182	485,684
Keysight Technologies, Inc.*	1,293	212,427
KLA Corp.	1,541	515,479
LivePerson, Inc.*	4,595	270,875
Lumentum Hldgs., Inc.*	8,011	669,239
Marvell Technology, Inc.	4,682	282,371
Maximus, Inc.	2,401	199,763
MaxLinear, Inc. Cl A*	10,328	508,654
Microchip Technology, Inc.	1,703	261,394
MKS Instruments, Inc.	1,709	257,905
Monolithic Power Systems, Inc.	1,032	500,189
Motorola Solutions, Inc.	1,741	404,469
Novanta, Inc.*	1,825	281,962
Okta, Inc. Cl A*	1,382	328,004
Palo Alto Networks, Inc.*	896	429,184
Perficient, Inc.*	8,669	1,003,003
Ping Identity Hldg. Corp.*	4,252	104,472
Plexus Corp.*	1,741	155,663
PTC, Inc.*	4,482	536,898
Q2 Hldgs., Inc.*	1,751	140,325
Qorvo, Inc.*	1,714	286,564
Rapid7, Inc.*	6,887	778,369

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Richardson Electronics Ltd.*	20,797	201,523
Sailpoint Technologies Hldgs., Inc.*	13,176	564,987
Sequans Communications S.A.*	14,660	64,357
Silicon Laboratories, Inc.*	1,726	241,916
Skyworks Solutions, Inc.	1,338	220,476
Splunk, Inc.*	2,387	345,423
Synaptics, Inc.*	1,242	223,225
Synopsys, Inc.*	1,606	480,852
Teledyne Technologies, Inc.*	986	423,566
Twilio, Inc. Cl A*	1,194	380,946
ViaSat, Inc.*	23,545	1,296,623
Xperi Hldg. Corp.	20,633	388,726
Zendesk, Inc.*	6,392	743,965
Zuora, Inc. Cl A*	33,004	547,208

		22,775,094

MATERIALS (2.5%)
Ashland Global Hldgs., Inc.	9,582	853,948
Avient Corp.	6,036	279,769
Chase Corp.	2,079	212,370
Coeur Mining, Inc.*	58,329	359,890
Crown Hldgs., Inc.	14,647	1,476,125
Ferro Corp.*	28,797	585,731
Ferroglobe Representation & Warranty Insurance Trust*	6,270	0	††
FMC Corp.	4,649	425,663
Freeport-McMoRan, Inc.	3,687	119,938
International Flavors & Fragrances, Inc.	1,942	259,684
Kaiser Aluminum Corp.	6,810	742,018
Materion Corp.	11,078	760,394
Newmont Corp.	11,271	612,015
Orion Engineered Carbons S.A.*	9,350	170,450
Packaging Corp. of America	2,508	344,699
Steel Dynamics, Inc.	3,475	203,218
Stepan Co.	1,693	191,207
Valvoline, Inc.	26,886	838,305
Vulcan Materials Co.	1,925	325,634

		8,761,058

REAL ESTATE (2.4%)
Alexander’s, Inc.	643	167,579
American Campus Communities, Inc.	3,273	158,577
Apartment Income REIT Corp.	4,222	206,076
Apartment Investment & Management Co. Cl A	25,110	172,004
AvalonBay Communities, Inc.	1,143	253,335
Brandywine Realty Trust	13,002	174,487
Camden Property Trust	2,258	332,987
Cousins Properties, Inc.	8,570	319,575
CTO Realty Growth, Inc.	2,245	120,691
Duke Realty Corp.	24,483	1,172,001
Easterly Government Properties, Inc. Cl A	21,525	444,706
EastGroup Properties, Inc.	1,309	218,119
Equity Commonwealth*	12,480	324,230
Equity LifeStyle Properties, Inc.	1,849	144,407
Highwoods Properties, Inc.	6,758	296,406
Host Hotels & Resorts, Inc.*	18,788	306,808
Industrial Logistics Properties Trust	9,917	251,991
Kilroy Realty Corp.	6,769	448,175
NexPoint Residential Trust, Inc.	2,973	183,969
PotlatchDeltic Corp.	10,050	518,379

MUTUAL OF AMERICA INVESTMENT CORPORATION - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Realty Income Corp.	4,195	272,088
Sabra Health Care REIT, Inc.	24,045	353,942
Sun Communities, Inc.	3,119	577,327
Vornado Realty Trust	1,749	73,475
Welltower, Inc.	7,019	578,366
Weyerhaeuser Co.	9,976	354,847

		8,424,547

UTILITIES (1.7%)
AES Corp.	9,559	218,232
Ameren Corp.	4,088	331,128
Atmos Energy Corp.	1,790	157,878
Avista Corp.	7,168	280,412
Black Hills Corp.	6,636	416,475
Chesapeake Utilities Corp.	2,331	279,837
DTE Energy Co.	2,302	257,156
Entergy Corp.	2,524	250,659
Evergy, Inc.	14,933	928,833
Fortis, Inc.	9,095	403,181
NiSource, Inc.	15,555	376,898
NorthWestern Corp.	4,672	267,706
NRG Energy, Inc.	8,089	330,273
Portland General Electric Co.	4,672	219,537
PPL Corp.	6,404	178,543
Public Svc. Enterprise Group, Inc.	5,818	354,317
Sempra Energy	4,122	521,432
Spire, Inc.	3,527	215,783

		5,988,280

TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $101,375,852) 40.0%		140,548,475

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.6%)
Citibank, New York Time Deposit	0.01	10/01/21	5,691,927	5,691,927

TOTAL TEMPORARY CASH INVESTMENT (Cost: $5,691,927) 1.6%				5,691,927

TOTAL INVESTMENTS (Cost: $212,175,958) 100.2%				351,885,088

OTHER NET ASSETS -0.2%				(701,810)

NET ASSETS 100.0%				$351,183,278

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (3.3%)
EchoStar Corp. Cl A*	163,392	4,168,130
TEGNA, Inc.	677,336	13,357,066

		17,525,196

CONSUMER DISCRETIONARY (10.7%)
Bed Bath & Beyond, Inc.*	73,956	1,277,590
Bloomin’ Brands, Inc.*	331,001	8,275,025
Capri Hldgs. Ltd.*	122,631	5,936,567
Golden Entertainment, Inc.*	81,725	4,011,880
Haverty Furniture Cos., Inc.	14,253	480,469
Johnson Outdoors, Inc. Cl A	11,885	1,257,433
Marriott Vacations Worldwide Corp.	52,932	8,327,791
Oxford Industries, Inc.	61,512	5,546,537
Sonic Automotive, Inc. Cl A	151,494	7,959,495
Steven Madden Ltd.	228,328	9,169,652
Taylor Morrison Home Corp. Cl A*	176,609	4,552,980

		56,795,419

CONSUMER STAPLES (3.1%)
Crimson Wine Group Ltd.*	612,212	5,258,901
TreeHouse Foods, Inc.*	273,716	10,915,794

		16,174,695

ENERGY (6.3%)
ChampionX Corp.*	312,807	6,994,364
Devon Energy Corp.	118,347	4,202,502
EQT Corp.*	355,547	7,274,492
PDC Energy, Inc.	182,596	8,653,224
Renewable Energy Group, Inc.*	119,484	5,998,097

		33,122,679

FINANCIALS (23.9%)
American Equity Investment Life Hldg. Co.	132,407	3,915,275
Argo Group International Hldgs. Ltd.	64,562	3,371,428
BancFirst Corp.	45,096	2,711,172
Bank of Marin Bancorp	69,996	2,642,349
Banner Corp.	126,884	7,005,266
Brookline Bancorp, Inc.	372,297	5,681,252
Bryn Mawr Bank Corp.	59,918	2,753,232
Dime Community Bancshares, Inc.	96,048	3,136,928
Eastern Bankshares, Inc.	516,151	10,477,865
Ellington Financial, Inc.	381,814	6,983,378
Enterprise Financial Svcs. Corp.	153,877	6,967,551
Essent Group Ltd.	149,951	6,599,343
First Interstate BancSystem, Inc. Cl A	190,448	7,667,436
Green Dot Corp. Cl A*	182,086	9,164,388
Hancock Whitney Corp.	164,798	7,765,282
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	36,194	1,935,655
Home BancShares, Inc.	110,755	2,606,065
Moelis & Co. Cl A	71,191	4,404,587
Selective Insurance Group, Inc.	87,970	6,644,374
Stifel Financial Corp.	39,532	2,686,595
Stock Yards Bancorp, Inc.	182,262	10,689,666
TriCo Bancshares	94,123	4,084,938
UMB Financial Corp.	69,794	6,749,778

		126,643,803

HEALTH CARE (6.1%)
Arena Pharmaceuticals, Inc.*	43,879	2,612,994

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

BioCryst Pharmaceuticals, Inc.*	159,406	2,290,664
NanoString Technologies, Inc.*	64,350	3,089,444
SeaSpine Hldgs. Corp.*	293,571	4,617,872
Sientra, Inc.*	846,105	4,848,182
Supernus Pharmaceuticals, Inc.*	211,878	5,650,786
Syneos Health, Inc. Cl A*	67,037	5,864,397
Vericel Corp.*	69,900	3,411,120

		32,385,459

INDUSTRIALS (18.7%)
Arcosa, Inc.	106,458	5,340,998
Builders FirstSource, Inc.*	139,874	7,237,081
Deluxe Corp.	283,828	10,186,587
Encore Wire Corp.	117,324	11,125,835
EnPro Industries, Inc.	120,323	10,482,540
ICF International, Inc.	54,420	4,859,162
ManTech International Corp. Cl A	39,208	2,976,671
Miller Industries, Inc.	289,659	9,859,992
Mueller Industries, Inc.	308,766	12,690,282
UFP Industries, Inc.	150,765	10,249,005
VSE Corp.	193,070	9,300,182
Werner Enterprises, Inc.	105,419	4,666,899

		98,975,234

INFORMATION TECHNOLOGY (6.9%)
Belden, Inc.	108,592	6,326,570
Cohu, Inc.*	105,195	3,359,928
Everspin Technologies, Inc.*	103,613	671,412
II-VI, Inc.*	52,248	3,101,441
Perficient, Inc.*	24,212	2,801,328
Plexus Corp.*	24,726	2,210,752
Richardson Electronics Ltd.*	299,772	2,904,791
Sequans Communications S.A.*	219,672	964,360
ViaSat, Inc.*	99,924	5,502,815
Xperi Hldg. Corp.	282,765	5,327,292
Zuora, Inc. Cl A*	187,070	3,101,621

		36,272,310

MATERIALS (7.2%)
Avient Corp.	84,721	3,926,818
Coeur Mining, Inc.*	506,659	3,126,086
Ferro Corp.*	485,835	9,881,884
Kaiser Aluminum Corp.	66,437	7,238,976
Materion Corp.	159,758	10,965,789
Stepan Co.	25,913	2,926,614

		38,066,167

REAL ESTATE (7.7%)
Alexander’s, Inc.	5,596	1,458,430
Apartment Investment & Management Co. Cl A	370,648	2,538,939
Cousins Properties, Inc.	122,052	4,551,319
CTO Realty Growth, Inc.	33,281	1,789,187
Easterly Government Properties, Inc. Cl A	244,114	5,043,395
Equity Commonwealth*	183,757	4,774,007
Highwoods Properties, Inc.	96,761	4,243,937
Industrial Logistics Properties Trust	143,357	3,642,701
PotlatchDeltic Corp.	145,360	7,497,669
Sabra Health Care REIT, Inc.	348,160	5,124,915

		40,664,499

UTILITIES (3.9%)
Avista Corp.	102,270	4,000,802

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Black Hills Corp.	91,477	5,741,097
NorthWestern Corp.	64,423	3,691,438
Portland General Electric Co.	90,308	4,243,573
Spire, Inc.	50,693	3,101,398

		20,778,308

TOTAL COMMON STOCKS (Cost: $416,985,414) 97.8%		517,403,769

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.6%)
U.S. Treasury Bill	A-1+	0.05	10/19/21	8,200,000	8,199,816

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $8,199,816) 1.6%					8,199,816

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.7%)
Citibank, New York Time Deposit	0.01	10/01/21	3,707,288	3,707,288

TOTAL TEMPORARY CASH INVESTMENT (Cost: $3,707,288) 0.7%				3,707,288

TOTAL INVESTMENTS (Cost: $428,892,518) 100.1%				529,310,873

OTHER NET ASSETS -0.1%				(492,129)

NET ASSETS 100.0%				$528,818,744

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (2.6%)
Bandwidth, Inc. Cl A*	26,319	2,376,079
Cardlytics, Inc.*	64,440	5,409,094
Cogent Communications Hldgs., Inc.	62,274	4,411,490
Magnite, Inc.*	51,934	1,454,152
World Wrestling Entertainment, Inc. Cl A	38,111	2,144,125
Zynga, Inc. Cl A*	178,338	1,342,885

		17,137,825

CONSUMER DISCRETIONARY (17.9%)
Bloomin’ Brands, Inc.*	447,609	11,190,225
Five Below, Inc.*	35,694	6,311,056
Fox Factory Hldg. Corp.*	48,450	7,002,963
Marriott Vacations Worldwide Corp.	32,382	5,094,660
Ollie’s Bargain Outlet Hldgs., Inc.*	73,077	4,405,081
Red Rock Resorts, Inc. Cl A*	224,343	11,490,848
Rent-A-Center, Inc.	52,499	2,950,969
Skyline Champion Corp.*	193,416	11,616,565
Sonic Automotive, Inc. Cl A	155,166	8,152,422
Sonos, Inc.*	353,599	11,442,464
Stamps.com, Inc.*	8,453	2,787,715
Steven Madden Ltd.	180,675	7,255,908
Taylor Morrison Home Corp. Cl A*	97,779	2,520,743
Tempur Sealy International, Inc.	110,342	5,120,972
Williams-Sonoma, Inc.	46,016	8,160,017
XPEL, Inc.*	79,631	6,040,808
YETI Hldgs., Inc.*	78,031	6,686,476

		118,229,892

CONSUMER STAPLES (1.4%)
BJ’s Wholesale Club Hldgs., Inc.*	85,253	4,682,095
Freshpet, Inc.*	29,842	4,258,155

		8,940,250

ENERGY (2.4%)
Northern Oil & Gas, Inc.	255,191	5,461,087
Southwestern Energy Co.*	1,885,268	10,444,385

		15,905,472

FINANCIALS (8.4%)
Altabancorp	107,123	4,730,552
First Financial Bankshares, Inc.	69,398	3,188,838
First Foundation, Inc.	166,718	4,384,683
Goosehead Insurance, Inc. Cl A	45,321	6,901,935
Green Dot Corp. Cl A*	100,454	5,055,850
Houlihan Lokey, Inc. Cl A	63,460	5,844,666
iShares Micro-Cap ETF	22,352	3,225,841
iShares Russell 2000 Growth ETF	42,975	12,617,030
Primerica, Inc.	38,006	5,838,862
RLI Corp.	36,687	3,678,605

		55,466,862

HEALTH CARE (23.2%)
ACADIA Pharmaceuticals, Inc.*	98,143	1,630,155
Acceleron Pharma, Inc.*	19,128	3,291,929
Alder Biopharmaceuticals, Inc. - contingent value rights*	103,657	91,218	††
Allakos, Inc.*	21,676	2,294,838
Amicus Therapeutics, Inc.*	181,830	1,736,476
Arrowhead Pharmaceuticals, Inc.*	45,193	2,821,399
Biohaven Pharmaceutical Hldg. Co. Ltd.*	68,615	9,531,310
Blueprint Medicines Corp.*	39,742	4,085,875

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

CareDx, Inc.*	56,326	3,569,379
ChemoCentryx, Inc.*	111,054	1,899,023
Coherus Biosciences, Inc.*	116,565	1,873,200
CONMED Corp.	37,717	4,934,515
Emergent BioSolutions, Inc.*	30,781	1,541,205
Fate Therapeutics, Inc.*	60,222	3,569,358
ImmunityBio, Inc.*	110,170	1,073,056
Inmode Ltd.*	32,982	5,258,980
Insmed, Inc.*	83,960	2,312,258
Inspire Medical Systems, Inc.*	21,164	4,928,672
Intersect ENT, Inc.*	109,823	2,987,186
Invitae Corp.*	61,471	1,747,621
iRhythm Technologies, Inc.*	26,050	1,525,488
Kodiak Sciences, Inc.*	35,158	3,374,465
Krystal Biotech, Inc.*	28,392	1,482,346
LHC Group, Inc.*	30,605	4,802,231
Madrigal Pharmaceuticals, Inc.*	16,903	1,348,690
Medpace Hldgs., Inc.*	27,097	5,128,920
NanoString Technologies, Inc.*	60,140	2,887,321
Natera, Inc.*	24,093	2,684,924
Neogen Corp.*	84,577	3,673,179
NeoGenomics, Inc.*	86,957	4,194,806
Nevro Corp.*	21,125	2,458,527
Novavax, Inc.*	7,985	1,655,370
Omnicell, Inc.*	35,742	5,305,185
Orchard Therapeutics PLC*	217,062	499,243
OrthoPediatrics Corp.*	71,123	4,659,268
Pacific Biosciences of California, Inc.*	109,521	2,798,262
Progyny, Inc.*	43,427	2,431,912
Sage Therapeutics, Inc.*	22,292	987,759
SeaSpine Hldgs. Corp.*	199,004	3,130,333
Sientra, Inc.*	667,217	3,823,153
Silk Road Medical, Inc.*	71,490	3,934,095
Simulations Plus, Inc.	63,241	2,498,019
Sorrento Therapeutics, Inc.*	255,417	1,948,832
STAAR Surgical Co.*	42,534	5,466,895
Supernus Pharmaceuticals, Inc.*	115,657	3,084,572
Tactile Systems Technology, Inc.*	69,104	3,071,673
Tandem Diabetes Care, Inc.*	16,919	2,019,790
Ultragenyx Pharmaceutical, Inc.*	28,697	2,588,182
Vericel Corp.*	127,143	6,204,578
Xencor, Inc.*	58,908	1,923,935

		152,769,606

INDUSTRIALS (13.3%)
Arcosa, Inc.	50,279	2,522,497
AZEK Co., Inc. Cl A*	65,429	2,390,121
Bloom Energy Corp. Cl A*	128,065	2,397,377
Casella Waste Systems, Inc. Cl A*	50,024	3,798,823
Chart Industries, Inc.*	21,855	4,176,709
Ducommun, Inc.*	71,033	3,576,512
EMCOR Group, Inc.	57,653	6,652,003
ESCO Technologies, Inc.	83,973	6,465,921
Exponent, Inc.	47,797	5,408,231
Federal Signal Corp.	207,025	7,995,305
Franklin Electric Co., Inc.	61,960	4,947,506
Gorman-Rupp Co.	89,538	3,206,356
ICF International, Inc.	36,603	3,268,282
Masonite International Corp.*	36,590	3,883,297

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Parsons Corp.*	41,474	1,400,162
Saia, Inc.*	29,109	6,928,815
Simpson Manufacturing Co., Inc.	51,963	5,558,482
Tetra Tech, Inc.	36,609	5,467,188
Upwork, Inc.*	109,326	4,922,950
Willdan Group, Inc.*	80,602	2,868,625

		87,835,162

INFORMATION TECHNOLOGY (23.7%)
Akoustis Technologies, Inc.*	274,779	2,665,356
Altair Engineering, Inc. Cl A*	58,115	4,006,448
Blackline, Inc.*	46,968	5,545,042
Cambium Networks Corp.*	123,161	4,457,197
CMC Materials, Inc.	30,783	3,793,389
Cohu, Inc.*	111,594	3,564,312
Domo, Inc. Cl B*	112,687	9,515,290
Everspin Technologies, Inc.*	193,586	1,254,437
Five9, Inc.*	58,774	9,388,559
Globant S.A.*	25,606	7,195,542
II-VI, Inc.*	90,676	5,382,527
LivePerson, Inc.*	93,408	5,506,402
Lumentum Hldgs., Inc.*	60,999	5,095,857
Maximus, Inc.	48,155	4,006,496
MaxLinear, Inc. Cl A*	203,395	10,017,204
Novanta, Inc.*	35,969	5,557,211
Perficient, Inc.*	137,042	15,855,759
Ping Identity Hldg. Corp.*	83,797	2,058,892
Q2 Hldgs., Inc.*	35,198	2,820,768
Rapid7, Inc.*	139,226	15,735,323
Sailpoint Technologies Hldgs., Inc.*	267,974	11,490,725
Silicon Laboratories, Inc.*	33,744	4,729,559
Synaptics, Inc.*	24,916	4,478,153
ViaSat, Inc.*	95,506	5,259,515
Zuora, Inc. Cl A*	400,193	6,635,200

		156,015,163

MATERIALS (3.6%)
Chase Corp.	41,890	4,279,065
Coeur Mining, Inc.*	469,965	2,899,685
Ferroglobe Representation & Warranty Insurance Trust*	73,530	0	††
Kaiser Aluminum Corp.	46,472	5,063,591
Orion Engineered Carbons S.A.*	190,969	3,481,366
Valvoline, Inc.	246,849	7,696,754

		23,420,461

REAL ESTATE (1.7%)
Easterly Government Properties, Inc. Cl A	138,499	2,861,390
EastGroup Properties, Inc.	26,310	4,384,035
NexPoint Residential Trust, Inc.	59,414	3,676,538

		10,921,963

UTILITIES (0.8%)
Chesapeake Utilities Corp.	45,412	5,451,711

TOTAL COMMON STOCKS (Cost: $474,259,010) 99.0%		652,094,367

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.7%)
U.S. Treasury Bill	A-1+	0.05	10/19/21	4,800,000	4,799,892

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $4,799,892) 0.7%	4,799,892

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.2%)
Citibank, New York Time Deposit	0.01	10/01/21	7,570,526	7,570,526

TOTAL TEMPORARY CASH INVESTMENT (Cost: $7,570,526) 1.2%				7,570,526

TOTAL INVESTMENTS (Cost: $486,629,428) 100.9%				664,464,785

OTHER NET ASSETS -0.9%				(5,638,090)

NET ASSETS 100.0%				$658,826,695

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (1.7%)
AMC Networks, Inc. Cl A*	3,688	171,824
ATN International, Inc.	1,383	64,793
Cinemark Hldgs., Inc.*	13,452	258,413
Cogent Communications Hldgs., Inc.	5,359	379,632
Consolidated Communications Hldgs., Inc.*	9,108	83,702
EW Scripps Co. Cl A	7,219	130,375
Gannett Co., Inc.*	18,019	120,367
Marcus Corp.*	2,762	48,197
Meredith Corp.*	5,128	285,630
QuinStreet, Inc.*	6,232	109,434
Scholastic Corp.	3,847	137,146
Shenandoah Telecommunications Co.	6,312	199,333
TechTarget, Inc.*	3,201	263,826

		2,252,672

CONSUMER DISCRETIONARY (13.3%)
Aaron’s Co., Inc.	4,128	113,685
Abercrombie & Fitch Co. Cl A*	7,774	292,536
Adtalem Global Education, Inc.*	6,244	236,086
American Axle & Manufacturing Hldgs., Inc.*	14,409	126,943
American Public Education, Inc.*	2,362	60,491
America’s Car-Mart, Inc.*	797	93,074
Asbury Automotive Group, Inc.*	2,443	480,636
Barnes & Noble Education, Inc.*	4,544	45,395
Bed Bath & Beyond, Inc.*	13,205	228,116
Big Lots, Inc.	4,376	189,743
BJ’s Restaurants, Inc.*	2,943	122,900
Bloomin’ Brands, Inc.*	10,259	256,475
Boot Barn Hldgs., Inc.*	3,731	331,574
Brinker International, Inc.*	5,780	283,509
Buckle, Inc.	3,711	146,918
Caleres, Inc.	4,836	107,456
Cato Corp. Cl A	2,473	40,903
Cavco Industries, Inc.*	1,079	255,442
Century Communities, Inc.	3,753	230,622
Cheesecake Factory, Inc.*	6,131	288,157
Chico’s FAS, Inc.*	15,490	69,550
Children’s Place, Inc.*	1,760	132,458
Chuy’s Hldgs., Inc.*	2,526	79,645
Conn’s, Inc.*	2,411	55,043
Cooper-Standard Hldgs., Inc.*	2,146	47,019
Dave & Buster’s Entertainment, Inc.*	4,867	186,552
Designer Brands, Inc. Cl A*	7,735	107,749
Dine Brands Global, Inc.*	2,170	176,226
Dorman Products, Inc.*	3,619	342,611
El Pollo Loco Hldgs., Inc.*	2,453	41,456
Ethan Allen Interiors, Inc.	2,769	65,625
Fiesta Restaurant Group, Inc.*	2,206	24,178
Fossil Group, Inc.*	5,995	71,041
Genesco, Inc.*	1,776	102,528
Gentherm, Inc.*	4,188	338,935
G-III Apparel Group Ltd.*	5,501	155,678
Group 1 Automotive, Inc.	2,283	428,930
Guess?, Inc.	4,921	103,390
Haverty Furniture Cos., Inc.	1,935	65,229
Hibbett, Inc.	1,901	134,477

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Installed Building Products, Inc.	2,964	317,593
iRobot Corp.*	3,544	278,204
Kontoor Brands, Inc.	6,047	302,048
La-Z-Boy, Inc.	5,715	184,194
LCI Industries	3,193	429,874
LGI Homes, Inc.*	2,737	388,408
Liquidity Svcs., Inc.*	3,358	72,566
Lumber Liquidators Hldgs., Inc.*	3,674	68,630
M/I Homes, Inc.*	3,704	214,091
Macy’s, Inc.	39,403	890,508
MarineMax, Inc.*	2,747	133,284
MDC Hldgs., Inc.	7,138	333,487
Meritage Homes Corp.*	4,756	461,332
Monarch Casino & Resort, Inc.*	1,645	110,199
Monro, Inc.	4,233	243,440
Motorcar Parts of America, Inc.*	2,415	47,092
Movado Group, Inc.	2,125	66,916
ODP Corp.*	5,996	240,799
Oxford Industries, Inc.	2,006	180,881
Patrick Industries, Inc.	2,841	236,655
Perdoceo Education Corp.*	8,855	93,509
PetMed Express, Inc.	2,571	69,083
Red Robin Gourmet Burgers, Inc.*	1,981	45,682
Regis Corp.*	3,074	10,698
Rent-A-Center, Inc.	7,641	429,501
Ruth’s Hospitality Group, Inc.*	4,062	84,124
Sally Beauty Hldgs., Inc.*	14,281	240,635
Shake Shack, Inc. Cl A*	4,944	387,906
Shoe Carnival, Inc.	2,220	71,972
Shutterstock, Inc.	2,961	335,541
Signet Jewelers Ltd.	6,654	525,400
Sleep Number Corp.*	2,984	278,944
Sonic Automotive, Inc. Cl A	2,663	139,914
Stamps.com, Inc.*	2,314	763,134
Standard Motor Products, Inc.	2,442	106,740
Steven Madden Ltd.	9,732	390,837
Strategic Education, Inc.	2,861	201,700
Sturm Ruger & Co., Inc.	2,223	164,013
Tupperware Brands Corp.*	6,303	133,119
Unifi, Inc.*	1,752	38,421
Universal Electronics, Inc.*	1,703	83,873
Vera Bradley, Inc.*	3,220	30,300
Vista Outdoor, Inc.*	7,249	292,207
Winnebago Industries, Inc.	4,245	307,550
Wolverine World Wide, Inc.	10,387	309,948
WW International, Inc.*	6,709	122,439
Zumiez, Inc.*	2,768	110,056

		17,626,428

CONSUMER STAPLES (4.2%)
Andersons, Inc.	3,910	120,545
B&G Foods, Inc.	8,190	244,799
Calavo Growers, Inc.	2,234	85,428
Cal-Maine Foods, Inc.	4,731	171,073
Celsius Hldgs., Inc.*	4,798	432,252
Central Garden & Pet Co.*	1,232	59,136
Central Garden & Pet Co. Cl A*	5,074	218,182
Chefs’ Warehouse, Inc.*	4,124	134,319
Coca-Cola Consolidated, Inc.	586	230,990
Edgewell Personal Care Co.	6,869	249,345

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

elf Beauty, Inc.*	6,024	174,997
Fresh Del Monte Produce, Inc.	4,203	135,421
Inter Parfums, Inc.	2,239	167,410
J&J Snack Foods Corp.	1,878	286,996
John B Sanfilippo & Son, Inc.	1,120	91,526
Medifast, Inc.	1,482	285,492
MGP Ingredients, Inc.	1,581	102,923
National Beverage Corp.	2,947	154,688
PriceSmart, Inc.	3,033	235,209
Seneca Foods Corp. Cl A*	817	39,396
Simply Good Foods Co.*	10,649	367,284
SpartanNash Co.	4,578	100,258
TreeHouse Foods, Inc.*	7,042	280,835
United Natural Foods, Inc.*	7,120	344,750
Universal Corp.	3,105	150,065
USANA Health Sciences, Inc.*	1,517	139,867
Vector Group Ltd.	16,534	210,809
WD-40 Co.	1,732	400,923

		5,614,918

ENERGY (4.9%)
Archrock, Inc.	16,932	139,689
Bonanza Creek Energy, Inc.	3,897	186,666
Bristow Group, Inc.*	2,927	93,166
Callon Petroleum Co.*	4,971	243,977
CONSOL Energy, Inc.*	4,007	104,262
Core Laboratories N.V.	5,853	162,421
DMC Global, Inc.*	2,365	87,292
Dorian LPG Ltd.	3,511	43,572
Dril-Quip, Inc.*	4,476	112,706
Green Plains, Inc.*	6,779	221,334
Helix Energy Solutions Group, Inc.*	17,909	69,487
Helmerich & Payne, Inc.	13,633	373,681
Laredo Petroleum, Inc.*	1,705	138,224
Matador Resources Co.	13,894	528,528
Nabors Industries Ltd.*	978	94,357
Oceaneering International, Inc.*	12,609	167,952
Oil States International, Inc.*	7,754	49,548
Par Pacific Hldgs., Inc.*	5,783	90,909
Patterson-UTI Energy, Inc.	23,883	214,947
PBF Energy, Inc. Cl A*	12,002	155,666
PDC Energy, Inc.	12,465	590,716
Penn Virginia Corp.*	1,934	51,580
ProPetro Hldg. Corp.*	10,698	92,538
Range Resources Corp.*	32,822	742,762
Renewable Energy Group, Inc.*	6,346	318,569
REX American Resources Corp.*	666	53,193
RPC, Inc.*	8,994	43,711
SM Energy Co.	15,316	404,036
Southwestern Energy Co.*	85,539	473,886
Talos Energy, Inc.*	5,172	71,218
US Silica Hldgs., Inc.*	9,445	75,466
World Fuel Svcs. Corp.	8,023	269,733

		6,465,792

FINANCIALS (20.2%)
Allegiance Bancshares, Inc.	2,375	90,606
Ambac Financial Group, Inc.*	5,839	83,614
American Equity Investment Life Hldg. Co.	10,403	307,617
Ameris Bancorp	8,373	434,391
AMERISAFE, Inc.	2,446	137,367

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Apollo Commercial Real Estate Finance, Inc.	16,615	246,400
ARMOUR Residential REIT, Inc.	10,499	113,179
Assured Guaranty Ltd.	9,218	431,495
Axos Financial, Inc.*	6,745	347,637
B Riley Financial, Inc.	2,021	119,320
Banc of California, Inc.	5,657	104,598
BancFirst Corp.	2,402	144,408
Bancorp, Inc.*	7,204	183,342
BankUnited, Inc.	11,728	490,465
Banner Corp.	4,365	240,992
Berkshire Hills Bancorp, Inc.	6,181	166,763
Blucora, Inc.*	6,149	95,863
Brightsphere Investment Group, Inc.	7,522	196,550
Brookline Bancorp, Inc.	9,879	150,754
Cadence BanCorp Cl A	15,765	346,199
Capitol Federal Financial, Inc.	16,313	187,436
Capstead Mortgage Corp.	12,240	81,886
Central Pacific Financial Corp.	3,565	91,549
City Hldg. Co.	1,943	151,379
Columbia Banking System, Inc.	9,815	372,872
Community Bank System, Inc.	6,812	466,077
Customers Bancorp, Inc.*	3,760	161,755
CVB Financial Corp.	16,140	328,772
Dime Community Bancshares, Inc.	4,244	138,609
Donnelley Financial Solutions, Inc.*	3,736	129,340
Eagle Bancorp, Inc.	4,038	232,185
eHealth, Inc.*	2,977	120,568
Ellington Financial, Inc.	6,016	110,033
Employers Hldgs., Inc.	3,574	141,137
Encore Capital Group, Inc.*	3,824	188,408
Enova International, Inc.*	4,658	160,934
EZCORP, Inc. Cl A*	6,707	50,772
FB Financial Corp.	4,488	192,445
First BanCorp.	26,343	346,410
First Bancorp/Southern Pines NC	3,599	154,793
First Commonwealth Financial Corp.	12,121	165,209
First Financial Bancorp	12,092	283,074
First Hawaiian, Inc.	16,373	480,548
First Midwest Bancorp, Inc.	14,441	274,523
Flagstar Bancorp, Inc.	6,678	339,109
Genworth Financial, Inc. Cl A*	64,106	240,398
Granite Point Mortgage Trust, Inc.	6,922	91,163
Great Western Bancorp, Inc.	6,963	227,969
Green Dot Corp. Cl A*	6,904	347,478
Greenhill & Co., Inc.	1,813	26,506
Hanmi Financial Corp.	3,878	77,793
HCI Group, Inc.	833	92,271
Heritage Financial Corp.	4,544	115,872
Hilltop Hldgs., Inc.	7,895	257,930
HomeStreet, Inc.	2,627	108,101
Hope Bancorp, Inc.	15,528	224,224
Horace Mann Educators Corp.	5,241	208,539
Independent Bank Corp.	4,174	317,850
Independent Bank Group, Inc.	4,690	333,178
Invesco Mortgage Capital, Inc.	36,600	115,290
Investors Bancorp, Inc.	28,470	430,182
iShares Core S&P Small-Cap ETF	24,376	2,661,615
James River Group Hldgs. Ltd.	4,709	177,671
KKR Real Estate Finance Trust, Inc.	5,101	107,631

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Lakeland Financial Corp.	3,196	227,683
Meta Financial Group, Inc.	4,032	211,599
Mr Cooper Group, Inc.*	10,885	448,135
National Bank Hldgs. Corp. Cl A	3,891	157,508
NBT Bancorp, Inc.	5,475	197,757
New York Mortgage Trust, Inc.	47,935	204,203
NMI Hldgs., Inc. Cl A*	10,828	244,821
Northfield Bancorp, Inc.	5,648	96,920
Northwest Bancshares, Inc.	16,032	212,905
OFG Bancorp	6,527	164,611
Old National Bancorp.	20,938	354,899
Pacific Premier Bancorp, Inc.	11,959	495,581
Palomar Hldgs., Inc.*	3,045	246,127
Park National Corp.	1,837	224,022
PennyMac Mortgage Investment Trust	12,366	243,487
Piper Sandler Cos.	1,806	250,059
PRA Group, Inc.*	5,791	244,033
Preferred Bank	1,737	115,823
ProAssurance Corp.	6,820	162,180
Provident Financial Svcs., Inc.	9,835	230,827
Ready Capital Corp.	7,199	103,882
Redwood Trust, Inc.	14,284	184,121
Renasant Corp.	7,119	256,640
S&T Bancorp, Inc.	4,970	146,466
Safety Insurance Group, Inc.	1,798	142,492
Seacoast Banking Corp. of Florida	7,004	236,805
Selectquote, Inc.*	15,689	202,859
ServisFirst Bancshares, Inc.	6,163	479,481
Simmons First National Corp. Cl A	13,681	404,410
SiriusPoint Ltd.*	11,061	102,425
Southside Bancshares, Inc.	4,125	157,946
Stewart Information Svcs. Corp.	3,396	214,831
StoneX Group, Inc.*	2,128	140,235
Tompkins Financial Corp.	1,508	122,012
Triumph Bancorp, Inc.*	2,982	298,588
Trupanion, Inc.*	4,320	335,534
TrustCo Bank Corp.	2,434	77,815
Trustmark Corp.	7,890	254,216
Two Harbors Investment Corp.	39,658	251,432
United Community Banks, Inc.	10,945	359,215
United Fire Group, Inc.	2,729	63,040
Universal Insurance Hldgs., Inc.	3,555	46,357
Veritex Hldgs., Inc.	6,257	246,276
Virtus Investment Partners, Inc.	908	281,771
Walker & Dunlop, Inc.	3,698	419,723
Westamerica BanCorp	3,394	190,946
WisdomTree Investments, Inc.	13,750	77,963
World Acceptance Corp.*	532	100,857
WSFS Financial Corp.	6,005	308,117

		26,882,679

HEALTH CARE (12.0%)
Addus HomeCare Corp.*	2,011	160,377
Allscripts Healthcare Solutions, Inc.*	15,795	211,179
AMN Healthcare Svcs., Inc.*	5,971	685,172
Amphastar Pharmaceuticals, Inc.*	4,672	88,815
AngioDynamics, Inc.*	4,857	125,991
ANI Pharmaceuticals, Inc.*	1,224	40,172
Anika Therapeutics, Inc.*	1,822	77,544
Apollo Medical Hldgs., Inc.*	4,754	432,852

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Avanos Medical, Inc.*	6,080	189,696
BioLife Solutions, Inc.*	3,674	155,484
Cara Therapeutics, Inc.*	5,316	82,132
Cardiovascular Systems, Inc.*	5,074	166,579
Coherus Biosciences, Inc.*	8,020	128,881
Collegium Pharmaceutical, Inc.*	4,493	88,692
Community Health Systems, Inc.*	15,686	183,526
Computer Programs & Systems, Inc.*	1,850	65,601
CONMED Corp.	3,684	481,978
Contra Progenics Pharmaceuticals, Inc. - contingent value rights*	3,670	0	††
Corcept Therapeutics, Inc.*	13,182	259,422
CorVel Corp.*	1,193	222,160
Covetrus, Inc.*	13,041	236,564
Cross Country Healthcare, Inc.*	4,465	94,837
CryoLife, Inc.*	4,966	110,692
Cutera, Inc.*	2,063	96,136
Cytokinetics, Inc.*	10,552	377,129
Eagle Pharmaceuticals, Inc.*	1,456	81,216
Enanta Pharmaceuticals, Inc.*	2,273	129,129
Endo International PLC*	29,502	95,587
Ensign Group, Inc.	6,618	495,622
Fulgent Genetics, Inc.*	2,424	218,039
Glaukos Corp.*	5,882	283,336
Hanger, Inc.*	4,643	101,960
HealthStream, Inc.*	3,189	91,142
Heska Corp.*	1,345	347,736
Innoviva, Inc.*	7,902	132,042
Inogen, Inc.*	2,571	110,784
Integer Hldgs. Corp.*	4,169	372,458
Invacare Corp.*	4,422	21,049
Joint Corp.*	1,816	178,004
Lantheus Hldgs., Inc.*	8,541	219,333
LeMaitre Vascular, Inc.	2,425	128,743
Ligand Pharmaceuticals, Inc.*	2,107	293,547
Magellan Health, Inc.*	2,940	277,977
MEDNAX, Inc.*	10,905	310,029
Meridian Bioscience, Inc.*	5,477	105,378
Merit Medical Systems, Inc.*	6,398	459,376
Mesa Laboratories, Inc.	657	198,651
ModivCare, Inc.*	1,556	282,601
Myriad Genetics, Inc.*	9,862	318,444
Natus Medical, Inc.*	4,312	108,145
NeoGenomics, Inc.*	15,517	748,540
NextGen Healthcare, Inc.*	7,138	100,646
Omnicell, Inc.*	5,492	815,178
OraSure Technologies, Inc.*	9,098	102,898
Organogenesis Hldgs., Inc. Cl A*	7,961	113,365
Orthofix Medical, Inc.*	2,488	94,843
Owens & Minor, Inc.	9,534	298,319
Pacira BioSciences, Inc.*	5,616	314,496
Pennant Group, Inc.*	3,404	95,618
Phibro Animal Health Corp. Cl A	2,569	55,336
Prestige Consumer Healthcare, Inc.*	6,324	354,840
RadNet, Inc.*	5,572	163,315
REGENXBIO, Inc.*	4,736	198,533
Select Medical Hldgs. Corp.	13,432	485,835
Simulations Plus, Inc.	1,984	78,368
Spectrum Pharmaceuticals, Inc.*	20,734	45,200
Supernus Pharmaceuticals, Inc.*	6,714	179,062

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Surmodics, Inc.*	1,752	97,411
Tabula Rasa HealthCare, Inc.*	2,908	76,219
Tactile Systems Technology, Inc.*	2,499	111,081
Tivity Health, Inc.*	5,582	128,721
uniQure NV*	4,540	145,325
US Physical Therapy, Inc.	1,630	180,278
Vanda Pharmaceuticals, Inc.*	7,030	120,494
Varex Imaging Corp.*	4,978	140,380
Vericel Corp.*	5,891	287,481
Xencor, Inc.*	7,368	240,639
Zynex, Inc.*	2,503	28,509

		15,922,869

INDUSTRIALS (16.4%)
AAON, Inc.	5,230	341,728
AAR Corp.*	4,204	136,336
ABM Industries, Inc.	8,482	381,775
Aerojet Rocketdyne Hldgs., Inc.	9,410	409,805
AeroVironment, Inc.*	2,911	251,278
Alamo Group, Inc.	1,250	174,413
Albany International Corp. Cl A	4,091	314,475
Allegiant Travel Co.*	1,909	373,171
American Woodmark Corp.*	2,122	138,715
Apogee Enterprises, Inc.	3,225	121,776
Applied Industrial Technologies, Inc.	4,909	442,448
ArcBest Corp.	3,229	264,035
Arcosa, Inc.	6,115	306,790
Astec Industries, Inc.	2,875	154,704
Atlas Air Worldwide Hldgs., Inc.*	3,410	278,529
AZZ, Inc.	3,167	168,484
Barnes Group, Inc.	5,878	245,289
Boise Cascade Co.	4,969	268,227
Brady Corp. Cl A	6,130	310,791
Chart Industries, Inc.*	4,499	859,804
CIRCOR International, Inc.*	2,558	84,440
Comfort Systems USA, Inc.	4,586	327,074
CoreCivic, Inc.*	15,198	135,262
Deluxe Corp.	5,375	192,909
DXP Enterprises, Inc.*	2,232	66,000
Echo Global Logistics, Inc.*	3,364	160,496
Encore Wire Corp.	2,608	247,317
Enerpac Tool Group Corp. Cl A	7,606	157,672
EnPro Industries, Inc.	2,603	226,773
ESCO Technologies, Inc.	3,292	253,484
Exponent, Inc.	6,577	744,188
Federal Signal Corp.	7,723	298,262
Forrester Research, Inc.*	1,404	69,161
Forward Air Corp.	3,423	284,177
Franklin Electric Co., Inc.	4,927	393,421
Gibraltar Industries, Inc.*	4,123	287,167
GMS, Inc.*	5,442	238,360
Granite Construction, Inc.	5,789	228,955
Greenbrier Cos., Inc.	4,090	175,829
Griffon Corp.	6,015	147,969
Harsco Corp.*	10,005	169,585
Hawaiian Hldgs., Inc.*	6,469	140,119
Healthcare Svcs. Group, Inc.	9,433	235,731
Heartland Express, Inc.	5,925	94,919
Heidrick & Struggles International, Inc.	2,467	110,102
Hillenbrand, Inc.	9,228	393,574

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

HNI Corp.	5,543	203,539
Hub Group, Inc. Cl A*	4,258	292,738
Insteel Industries, Inc.	2,445	93,032
Interface, Inc. Cl A	7,461	113,034
John Bean Technologies Corp.	4,013	564,027
Kaman Corp.	3,517	125,451
Kelly Svcs., Inc. Cl A	4,551	85,923
Korn Ferry	7,030	508,691
Lindsay Corp.	1,378	209,167
Lydall, Inc.*	2,276	141,317
ManTech International Corp. Cl A	3,475	263,822
Marten Transport Ltd.	7,540	118,303
Matrix Svc. Co.*	3,351	35,051
Matson, Inc.	5,490	443,098
Matthews International Corp. Cl A	3,994	138,552
Meritor, Inc.*	8,862	188,849
Moog, Inc. Cl A	3,698	281,899
Mueller Industries, Inc.	7,221	296,783
MYR Group, Inc.*	2,131	212,035
National Presto Industries, Inc.	640	52,531
NOW, Inc.*	13,969	106,863
Park Aerospace Corp.	2,446	33,461
PGT Innovations, Inc.*	7,529	143,804
Pitney Bowes, Inc.	20,893	150,639
Powell Industries, Inc.	1,137	27,936
Proto Labs, Inc.*	3,507	233,566
Quanex Building Products Corp.	4,244	90,864
Raven Industries, Inc.*	4,538	261,434
Resideo Technologies, Inc.*	18,217	451,599
Resources Connection, Inc.	3,905	61,621
SkyWest, Inc.*	6,365	314,049
SPX Corp.*	5,725	306,001
SPX FLOW, Inc.	5,259	384,433
Standex International Corp.	1,543	152,618
Tennant Co.	2,358	174,374
Titan International, Inc.*	6,459	46,246
Triumph Group, Inc.*	8,161	152,039
TrueBlue, Inc.*	4,485	121,454
UFP Industries, Inc.	7,815	531,264
UniFirst Corp.	1,926	409,506
US Ecology, Inc.*	3,981	128,785
Veritiv Corp.*	1,791	160,402
Viad Corp.*	2,589	117,566
Vicor Corp.*	2,695	361,561
Wabash National Corp.	6,318	95,591
Watts Water Technologies, Inc. Cl A	3,482	585,289

		21,776,326

INFORMATION TECHNOLOGY (12.9%)
3D Systems Corp.*	15,823	436,240
8x8, Inc.*	14,155	331,085
ADTRAN, Inc.	6,135	115,093
Advanced Energy Industries, Inc.	4,848	425,412
Agilysys, Inc.*	2,453	128,439
Alarm.com Hldgs., Inc.*	5,800	453,502
Applied Optoelectronics, Inc.*	3,154	22,646
Arlo Technologies, Inc.*	10,482	67,190
Axcelis Technologies, Inc.*	4,242	199,501
Badger Meter, Inc.	3,686	372,802
Benchmark Electronics, Inc.	4,495	120,062

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

BM Technologies, Inc.*	527	4,690
Bottomline Technologies DE, Inc.*	4,969	195,182
CalAmp Corp.*	4,458	44,357
CEVA, Inc.*	2,899	123,700
Cohu, Inc.*	6,140	196,112
Comtech Telecommunications Corp.	3,293	84,334
CSG Systems International, Inc.	4,136	199,355
CTS Corp.	4,097	126,638
Daktronics, Inc.*	4,734	25,706
Diebold Nixdorf, Inc.*	9,207	93,083
Digi International, Inc.*	4,309	90,575
Diodes, Inc.*	5,680	514,551
DSP Group, Inc.*	2,873	62,947
Ebix, Inc.	3,010	81,059
ePlus, Inc.*	1,706	175,053
EVERTEC, Inc.	7,547	345,049
ExlService Hldgs., Inc.*	4,191	515,996
Extreme Networks, Inc.*	16,006	157,659
Fabrinet*	4,660	477,697
FARO Technologies, Inc.*	2,296	151,100
FormFactor, Inc.*	9,814	366,357
Harmonic, Inc.*	12,863	112,551
Ichor Hldgs. Ltd.*	3,583	147,226
Insight Enterprises, Inc.*	4,403	396,622
InterDigital, Inc.	3,879	263,074
Itron, Inc.*	5,715	432,225
Knowles Corp.*	11,622	217,796
Kulicke & Soffa Industries, Inc.	7,830	456,332
LivePerson, Inc.*	8,198	483,272
MaxLinear, Inc. Cl A*	8,889	437,783
Methode Electronics, Inc.	4,825	202,891
NETGEAR, Inc.*	3,859	123,141
OneSpan, Inc.*	4,369	82,050
Onto Innovation, Inc.*	6,224	449,684
OSI Systems, Inc.*	2,112	200,218
PC Connection, Inc.	1,389	61,158
PDF Solutions, Inc.*	3,763	86,700
Perficient, Inc.*	4,160	481,312
Photronics, Inc.*	7,830	106,723
Plantronics, Inc.*	5,347	137,471
Plexus Corp.*	3,569	319,104
Power Integrations, Inc.	7,618	754,106
Progress Software Corp.	5,528	271,922
Rambus, Inc.*	13,759	305,450
Rogers Corp.*	2,366	441,212
Sanmina Corp.*	8,224	316,953
ScanSource, Inc.*	3,217	111,919
SMART Global Hldgs., Inc.*	2,912	129,584
SPS Commerce, Inc.*	4,527	730,250
TTEC Hldgs., Inc.	2,315	216,522
TTM Technologies, Inc.*	13,619	171,191
Ultra Clean Hldgs., Inc.*	5,647	240,562
Unisys Corp.*	8,480	213,187
Veeco Instruments, Inc.*	6,361	141,278
Viavi Solutions, Inc.*	28,888	454,697
Vonage Hldgs. Corp.*	31,821	512,955
Xperi Hldg. Corp.	13,237	249,385

		17,161,678

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

MATERIALS (5.0%)
AdvanSix, Inc.*	3,552	141,192
Allegheny Technologies, Inc.*	16,077	267,361
American Vanguard Corp.	3,394	51,080
Arconic Corp.*	13,819	435,851
Balchem Corp.	4,089	593,191
Carpenter Technology Corp.	6,068	198,666
Century Aluminum Co.*	6,376	85,757
Clearwater Paper Corp.*	2,108	80,800
Domtar Corp.*	6,362	346,983
Ferro Corp.*	10,449	212,533
FutureFuel Corp.	3,262	23,258
GCP Applied Technologies, Inc.*	6,777	148,552
Glatfelter Corp.	5,625	79,312
Hawkins, Inc.	2,385	83,189
Haynes International, Inc.	1,603	59,712
HB Fuller Co.	6,637	428,485
Innospec, Inc.	3,113	262,177
Kaiser Aluminum Corp.	2,004	218,356
Koppers Hldgs., Inc.*	2,696	84,277
Kraton Corp.*	4,061	185,344
Livent Corp.*	20,410	471,675
Materion Corp.	2,582	177,228
Mercer International, Inc.*	5,089	58,982
Myers Industries, Inc.	4,570	89,435
Neenah, Inc.	2,130	99,279
O-I Glass, Inc.*	19,872	283,573
Olympic Steel, Inc.	1,175	28,623
Quaker Chemical Corp.	1,694	402,698
Rayonier Advanced Materials, Inc.*	8,052	60,390
Schweitzer-Mauduit International, Inc.	3,974	137,739
Stepan Co.	2,696	304,486
SunCoke Energy, Inc.	10,491	65,883
TimkenSteel Corp.*	5,192	67,911
Tredegar Corp.	3,238	39,439
Trinseo S.A.	4,905	264,772
Warrior Met Coal, Inc.	6,495	151,139

		6,689,328

REAL ESTATE (7.8%)
Acadia Realty Trust	11,173	228,041
Agree Realty Corp.	8,708	576,731
Alexander & Baldwin, Inc.	9,162	214,757
American Assets Trust, Inc.	6,647	248,731
Armada Hoffler Properties, Inc.	7,705	103,016
Brandywine Realty Trust	21,593	289,778
CareTrust REIT, Inc.	12,260	249,123
Centerspace	1,774	167,643
Chatham Lodging Trust*	6,160	75,460
Community Healthcare Trust, Inc.	2,933	132,542
DiamondRock Hospitality Co.*	26,611	251,474
Diversified Healthcare Trust	30,118	102,100
Easterly Government Properties, Inc. Cl A	10,606	219,120
Essential Properties Realty Trust, Inc.	14,941	417,153
Four Corners Property Trust, Inc.	9,628	258,608
Franklin Street Properties Corp.	12,212	56,664
GEO Group, Inc.	15,484	115,665
Getty Realty Corp.	4,916	144,088
Global Net Lease, Inc.	12,671	202,989
Hersha Hospitality Trust Cl A*	4,162	38,831
Independence Realty Trust, Inc.	13,281	270,268

MUTUAL OF AMERICA INVESTMENT CORPORATION - SMALL CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Industrial Logistics Properties Trust	8,252	209,683
Innovative Industrial Properties, Inc. Cl A	3,023	698,827
iStar, Inc.	9,058	227,175
Kite Realty Group Trust	10,682	217,486
Lexington Realty Trust	35,083	447,308
LTC Properties, Inc.	4,974	157,626
Mack-Cali Realty Corp.*	10,112	173,117
Marcus & Millichap, Inc.*	3,150	127,953
NexPoint Residential Trust, Inc.	2,859	176,915
Office Properties Income Trust	6,106	154,665
RE/MAX Hldgs., Inc. Cl A	2,386	74,348
Realogy Hldgs. Corp.*	14,730	258,364
Retail Opportunity Investments Corp.	15,342	267,258
Retail Properties of America, Inc. Cl A	27,139	349,550
RPT Realty	10,256	130,867
Safehold, Inc.	1,684	121,063
Saul Centers, Inc.	1,640	72,258
Service Properties Trust	20,829	233,493
SITE Centers Corp.	22,664	349,932
St Joe Co.	4,166	175,389
Summit Hotel Properties, Inc.*	13,449	129,514
Tanger Factory Outlet Centers, Inc.	13,135	214,101
Uniti Group, Inc.	29,490	364,791
Universal Health Realty Income Trust	1,619	89,482
Urstadt Biddle Properties, Inc. Cl A	3,803	71,991
Washington Real Estate Investment Trust	10,690	264,578
Whitestone REIT Cl B	5,500	53,790
Xenia Hotels & Resorts, Inc.*	14,430	255,988

		10,430,294

UTILITIES (1.6%)
American States Water Co.	4,666	399,036
Avista Corp.	8,802	344,334
California Water Svc. Group	6,511	383,693
Chesapeake Utilities Corp.	2,221	266,631
Middlesex Water Co.	2,210	227,144
Northwest Natural Hldg. Co.	3,875	178,211
South Jersey Industries, Inc.	14,207	302,041
Unitil Corp.	2,002	85,646

		2,186,736

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $108,868,194) 100.0%		133,009,720

	Shares	Value
WARRANTS
ENERGY (0.0%) (2)
Nabors Industries Ltd. - expiring 06/11/2026*	347	2,027

TOTAL WARRANTS (Cost: $2,521) 0.0% (2)		2,027

TOTAL INVESTMENTS (Cost: $108,870,715) 100.0%		133,011,747

OTHER NET ASSETS 0.0% (2)		13,506

NET ASSETS 100.0%		$133,025,253

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (1.7%)
Discovery, Inc. Cl A*	22,496	570,949
Discovery, Inc. Cl C*	14,183	344,221
Take-Two Interactive Software, Inc.*	7,005	1,079,260

		1,994,430

CONSUMER DISCRETIONARY (7.8%)
Capri Hldgs. Ltd.*	24,558	1,188,853
Foot Locker, Inc.	11,994	547,646
Hanesbrands, Inc.	53,189	912,723
Marriott Vacations Worldwide Corp.	12,646	1,989,595
Ralph Lauren Corp. Cl A	5,285	586,846
Steven Madden Ltd.	38,187	1,533,590
Taylor Morrison Home Corp. Cl A*	28,801	742,490
Williams-Sonoma, Inc.	9,062	1,606,965

		9,108,708

CONSUMER STAPLES (2.5%)
Constellation Brands, Inc. Cl A	4,528	954,004
TreeHouse Foods, Inc.*	37,444	1,493,267
Tyson Foods, Inc. Cl A	6,443	508,610

		2,955,881

ENERGY (5.8%)
Baker Hughes Co. Cl A	88,136	2,179,603
Cheniere Energy, Inc.*	10,426	1,018,308
Devon Energy Corp.	47,620	1,690,986
Hess Corp.	7,910	617,850
MPLX LP	21,383	608,774
Williams Cos., Inc.	27,020	700,899

		6,816,420

FINANCIALS (17.5%)
American Financial Group, Inc.	18,063	2,272,867
Ameriprise Financial, Inc.	11,826	3,123,483
Discover Financial Svcs.	13,012	1,598,524
Everest Re Group Ltd.	4,309	1,080,611
Fifth Third Bancorp	34,811	1,477,379
Hartford Financial Svcs. Group, Inc.	14,692	1,032,113
KeyCorp.	65,467	1,415,396
Progressive Corp.	17,125	1,547,929
Reinsurance Group of America, Inc.	7,756	862,933
Signature Bank	4,858	1,322,736
Starwood Property Trust, Inc.	35,726	872,072
SVB Financial Group*	2,361	1,527,284
Synchrony Financial	18,600	909,168
Voya Financial, Inc.	12,195	748,651
Zions Bancorporation	10,319	638,643

		20,429,789

HEALTH CARE (9.4%)
Agilent Technologies, Inc.	13,854	2,182,421
Centene Corp.*	14,748	918,948
Envista Hldgs. Corp.*	20,400	852,924
Hill-Rom Hldgs., Inc.	9,222	1,383,300
Horizon Therapeutics PLC*	8,859	970,415
Humana, Inc.	3,257	1,267,461
Syneos Health, Inc. Cl A*	14,267	1,248,077
Zimmer Biomet Hldgs., Inc.	15,214	2,226,721

		11,050,267

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

INDUSTRIALS (17.7%)
Alaska Air Group, Inc.*	22,748	1,333,033
Builders FirstSource, Inc.*	36,037	1,864,554
Carlisle Cos., Inc.	7,629	1,516,569
Crane Co.	15,684	1,487,000
Dover Corp.	6,755	1,050,402
HEICO Corp. Cl A	4,820	570,833
Jacobs Engineering Group, Inc.	14,546	1,927,781
L-3 Harris Technologies, Inc.	8,463	1,863,891
Mueller Industries, Inc.	38,309	1,574,500
Old Dominion Freight Line, Inc.	8,014	2,291,844
Oshkosh Corp.	11,186	1,145,111
Stanley Black & Decker, Inc.	7,396	1,296,593
Trane Technologies PLC	7,797	1,346,152
Univar Solutions, Inc.*	59,988	1,428,914

		20,697,177

INFORMATION TECHNOLOGY (10.1%)
Analog Devices, Inc.	5,858	981,098
Ciena Corp.*	19,699	1,011,544
DXC Technology Co.*	87,989	2,957,310
Euronet Worldwide, Inc.*	15,568	1,981,495
KLA Corp.	2,444	817,543
MKS Instruments, Inc.	2,686	405,344
PTC, Inc.*	7,346	879,977
Qorvo, Inc.*	7,038	1,176,683
Teledyne Technologies, Inc.*	1,262	542,130
Viasat, Inc.*	19,499	1,073,810

		11,826,934

MATERIALS (8.8%)
Ashland Global Hldgs., Inc.	26,749	2,383,871
Crown Hldgs., Inc.	32,148	3,239,875
FMC Corp.	9,692	887,400
Freeport-McMoRan, Inc.	16,320	530,890
Newmont Corp.	16,608	901,814
Packaging Corp. of America	10,292	1,414,532
Steel Dynamics, Inc.	15,577	910,943

		10,269,325

REAL ESTATE (8.8%)
Alexander’s, Inc.	1,193	310,920
American Campus Communities, Inc.	14,837	718,853
Apartment Income REIT Corp.	19,367	945,303
AvalonBay Communities, Inc.	5,458	1,209,711
Brandywine Realty Trust	57,827	776,038
Duke Realty Corp.	40,721	1,949,314
Equity LifeStyle Properties, Inc.	8,858	691,810
Kilroy Realty Corp.	8,694	575,630
Vornado Realty Trust	7,862	330,283
Welltower, Inc.	13,989	1,152,694
Weyerhaeuser Co.	44,329	1,576,782

		10,237,338

UTILITIES (7.7%)
AES Corp.	43,504	993,196
Ameren Corp.	19,105	1,547,505
Atmos Energy Corp.	7,739	682,580
Entergy Corp.	11,144	1,106,711
Evergy, Inc.	34,691	2,157,780
PPL Corp.	29,912	833,947

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Public Svc. Enterprise Group, Inc.	28,246	1,720,181

		9,041,900

TOTAL COMMON STOCKS (Cost: $80,574,351) 97.8%		114,428,169

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (2.1%)
Citibank, New York Time Deposit	0.01	10/01/21	2,452,046	2,452,046

TOTAL TEMPORARY CASH INVESTMENT (Cost: $2,452,046) 2.1%				2,452,046

TOTAL INVESTMENTS (Cost: $83,026,397) 99.9%				116,880,215

OTHER NET ASSETS 0.1%				106,012

NET ASSETS 100.0%				$116,986,227

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
COMMUNICATION SERVICES (1.7%)
Cable One, Inc.	4,107	7,446,525
Iridium Communications, Inc.*	109,441	4,361,224
John Wiley & Sons, Inc. Cl A	36,104	1,884,990
New York Times Co. Cl A	138,604	6,829,019
TEGNA, Inc.	183,392	3,616,490
Telephone & Data Systems, Inc.	81,994	1,598,883
TripAdvisor, Inc.*	81,656	2,764,056
World Wrestling Entertainment, Inc. Cl A	37,448	2,106,824
Yelp, Inc. Cl A*	57,361	2,136,124

		32,744,135

CONSUMER DISCRETIONARY (15.0%)
Adient PLC*	78,155	3,239,525
American Eagle Outfitters, Inc.	126,602	3,266,332
AutoNation, Inc.*	36,227	4,410,999
Boyd Gaming Corp.*	67,956	4,298,897
Brunswick Corp.	64,286	6,124,527
Callaway Golf Co.*	97,169	2,684,779
Capri Hldgs. Ltd.*	126,097	6,104,356
Carter’s, Inc.	36,508	3,550,038
Choice Hotels International, Inc.	27,226	3,440,550
Churchill Downs, Inc.	28,757	6,903,981
Columbia Sportswear Co.	29,002	2,779,552
Cracker Barrel Old Country Store, Inc.	19,680	2,752,051
Crocs, Inc.*	51,750	7,425,090
Dana, Inc.	120,469	2,679,231
Deckers Outdoor Corp.*	22,947	8,265,509
Dick’s Sporting Goods, Inc.	54,361	6,510,817
Five Below, Inc.*	46,447	8,212,294
Foot Locker, Inc.	74,725	3,411,943
Fox Factory Hldg. Corp.*	34,925	5,048,059
GameStop Corp. Cl A*	51,612	9,056,358
Gentex Corp.	198,214	6,537,098
Goodyear Tire & Rubber Co.*	233,075	4,125,427
Graham Hldgs. Co. Cl B	3,348	1,972,508
Grand Canyon Education, Inc.*	37,482	3,296,917
H&R Block, Inc.	147,698	3,692,450
Harley-Davidson, Inc.	127,617	4,672,058
Helen of Troy Ltd.*	19,990	4,491,353
Jack in the Box, Inc.	17,977	1,749,701
KB Home	74,616	2,904,055
Kohl’s Corp.	129,597	6,102,723
Lear Corp.	49,556	7,754,523
Lithia Motors, Inc. Cl A	25,093	7,955,485
Marriott Vacations Worldwide Corp.	35,426	5,573,573
Mattel, Inc.*	289,474	5,372,637
Murphy USA, Inc.	19,724	3,299,036
Nordstrom, Inc.*	92,266	2,440,436
Ollie’s Bargain Outlet Hldgs., Inc.*	50,364	3,035,942
Papa John’s International, Inc.	26,994	3,427,968
Polaris, Inc.	47,244	5,653,217
RH*	14,130	9,423,438
Scientific Games Corp.*	79,940	6,640,616
Service Corp. International	139,008	8,376,622
Six Flags Entertainment Corp.*	64,109	2,724,632
Skechers U.S.A., Inc. Cl A*	111,896	4,713,059
Taylor Morrison Home Corp. Cl A*	103,928	2,679,264
Tempur Sealy International, Inc.	162,996	7,564,644
Texas Roadhouse, Inc. Cl A	57,925	5,290,290

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Thor Industries, Inc.	45,927	5,637,998
Toll Brothers, Inc.	96,201	5,318,953
TopBuild Corp.*	27,320	5,595,409
Travel + Leisure Co.	71,585	3,903,530
Tri Pointe Homes, Inc.*	94,389	1,984,057
Urban Outfitters, Inc.*	54,656	1,622,737
Victoria’s Secret & Co.*	62,295	3,442,422
Visteon Corp.*	23,213	2,191,075
Wendy’s Co.	147,844	3,205,258
Williams-Sonoma, Inc.	62,312	11,049,787
Wingstop, Inc.	24,674	4,044,809
Wyndham Hotels & Resorts, Inc.	77,578	5,988,246
YETI Hldgs., Inc.*	72,533	6,215,353

		291,834,194

CONSUMER STAPLES (3.4%)
BJ’s Wholesale Club Hldgs., Inc.*	113,754	6,247,370
Boston Beer Co., Inc. Cl A*	7,787	3,969,423
Casey’s General Stores, Inc.	30,712	5,787,676
Coty, Inc. Cl A*	277,482	2,181,009
Darling Ingredients, Inc.*	134,438	9,666,092
Energizer Hldgs., Inc.	52,178	2,037,551
Flowers Foods, Inc.	165,113	3,901,620
Grocery Outlet Hldg. Corp.*	72,405	1,561,776
Hain Celestial Group, Inc.*	69,484	2,972,526
Ingredion, Inc.	55,581	4,947,265
Lancaster Colony Corp.	16,451	2,777,093
Nu Skin Enterprises, Inc. Cl A	41,587	1,683,026
Performance Food Group Co.*	127,477	5,922,581
Pilgrim’s Pride Corp.*	40,426	1,175,588
Post Hldgs., Inc.*	48,618	5,355,759
Sanderson Farms, Inc.	17,597	3,311,755
Sprouts Farmers Market, Inc.*	94,722	2,194,709
Tootsie Roll Industries, Inc.	14,489	440,900

		66,133,719

ENERGY (2.5%)
Antero Midstream Corp.	269,319	2,806,304
ChampionX Corp.*	167,397	3,742,997
Cimarex Energy Co.	85,284	7,436,765
CNX Resources Corp.*	180,767	2,281,280
DT Midstream, Inc.	80,350	3,715,384
EQT Corp.*	250,793	5,131,225
Equitrans Midstream Corp.	337,254	3,419,756
HollyFrontier Corp.	124,004	4,108,252
Murphy Oil Corp.	120,419	3,006,862
NOV, Inc.*	324,092	4,248,846
Targa Resources Corp.	189,671	9,333,710

		49,231,381

FINANCIALS (14.7%)
Affiliated Managers Group, Inc.	34,181	5,164,407
Alleghany Corp.*	11,505	7,183,837
American Financial Group, Inc.	54,834	6,899,762
Associated Banc-Corp.	126,887	2,717,920
BancorpSouth Bank	90,085	2,682,731
Bank of Hawaii Corp.	33,577	2,759,022
Bank OZK	101,064	4,343,731
Brighthouse Financial, Inc.*	68,940	3,118,156
Cathay General Bancorp	64,835	2,683,521
CIT Group, Inc.	82,241	4,272,420
CNO Financial Group, Inc.	106,002	2,495,287
Commerce Bancshares, Inc.	88,170	6,143,686
Cullen/Frost Bankers, Inc.	46,990	5,573,954
East West Bancorp, Inc.	117,689	9,125,605

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Essent Group Ltd.	92,799	4,084,084
Evercore, Inc. Cl A	32,896	4,397,208
FactSet Research Systems, Inc.	31,339	12,372,010
Federated Hermes, Inc. Cl B	80,924	2,630,030
First American Financial Corp.	91,180	6,113,619
First Financial Bankshares, Inc.	106,280	4,883,566
First Horizon Corp.	455,677	7,422,978
FirstCash, Inc.	33,555	2,936,062
FNB Corp.	265,044	3,079,811
Fulton Financial Corp.	135,272	2,066,956
Glacier Bancorp, Inc.	89,818	4,971,426
Hancock Whitney Corp.	72,044	3,394,713
Hanover Insurance Group, Inc.	29,617	3,838,956
Home BancShares, Inc.	125,223	2,946,497
Interactive Brokers Group, Inc. Cl A	72,455	4,516,845
International Bancshares Corp.	44,157	1,838,697
Janus Henderson Group PLC	142,966	5,908,785
Jefferies Financial Group, Inc.	163,935	6,086,907
Kemper Corp.	49,612	3,313,585
Kinsale Capital Group, Inc.	17,783	2,875,511
LendingTree, Inc.*	9,498	1,328,105
Mercury General Corp.	22,047	1,227,356
MGIC Investment Corp.	281,471	4,210,806
Navient Corp.	139,225	2,746,909
New York Community Bancorp, Inc.	385,749	4,964,590
Old Republic International Corp.	235,859	5,455,419
PacWest Bancorp	97,230	4,406,464
Pinnacle Financial Partners, Inc.	63,132	5,939,459
Primerica, Inc.	32,741	5,030,000
PROG Hldgs., Inc.	55,162	2,317,356
Prosperity Bancshares, Inc.	77,086	5,483,127
Reinsurance Group of America, Inc.	56,404	6,275,509
RenaissanceRe Hldgs. Ltd.	39,074	5,446,916
RLI Corp.	33,014	3,310,314
SEI Investments Co.	88,939	5,274,083
Selective Insurance Group, Inc.	49,860	3,765,926
Signature Bank	50,299	13,695,412
SLM Corp.	253,670	4,464,592
Sterling Bancorp	159,842	3,989,656
Stifel Financial Corp.	86,923	5,907,287
Synovus Financial Corp.	121,478	5,331,669
Texas Capital Bancshares, Inc.*	41,971	2,519,099
UMB Financial Corp.	35,694	3,451,967
Umpqua Hldgs. Corp.	182,602	3,697,690
United Bankshares, Inc.	107,176	3,899,063
Unum Group	169,547	4,248,848
Valley National Bancorp	337,286	4,489,277
Washington Federal, Inc.	56,362	1,933,780
Webster Financial Corp.	75,147	4,092,506
Wintrust Financial Corp.	47,316	3,802,787

		287,548,257

HEALTH CARE (10.5%)
Acadia Healthcare Co., Inc.*	74,542	4,754,289
Amedisys, Inc.*	27,069	4,035,988
Arrowhead Pharmaceuticals, Inc.*	86,484	5,399,196
Chemed Corp.	13,049	6,069,351
Emergent BioSolutions, Inc.*	39,645	1,985,025
Encompass Health Corp.	82,539	6,193,727
Envista Hldgs. Corp.*	133,765	5,592,715
Exelixis, Inc.*	261,336	5,524,643
Globus Medical, Inc. Cl A*	64,953	4,976,699
Haemonetics Corp.*	42,275	2,984,192

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Halozyme Therapeutics, Inc.*	118,068	4,803,006
HealthEquity, Inc.*	69,172	4,479,579
Hill-Rom Hldgs., Inc.	54,596	8,189,400
ICU Medical, Inc.*	16,537	3,859,405
Integra LifeSciences Hldgs. Corp.*	60,337	4,131,878
Jazz Pharmaceuticals PLC*	50,724	6,604,772
LHC Group, Inc.*	26,271	4,122,183
LivaNova PLC*	44,135	3,495,051
Masimo Corp.*	42,017	11,374,422
Medpace Hldgs., Inc.*	23,770	4,499,186
Molina Healthcare, Inc.*	48,443	13,143,070
Nektar Therapeutics Cl A*	152,465	2,738,271
Neogen Corp.*	89,153	3,871,915
Neurocrine Biosciences, Inc.*	78,510	7,529,894
NuVasive, Inc.*	42,857	2,564,991
Option Care Health, Inc.*	114,856	2,786,407
Patterson Cos., Inc.	71,523	2,155,703
Penumbra, Inc.*	28,524	7,601,646
Perrigo Co. PLC	110,918	5,249,749
Progyny, Inc.*	57,098	3,197,488
Quidel Corp.*	31,427	4,435,921
R1 RCM, Inc.*	111,036	2,443,902
Repligen Corp.*	42,412	12,256,644
STAAR Surgical Co.*	39,315	5,053,157
Syneos Health, Inc. Cl A*	85,840	7,509,283
Tandem Diabetes Care, Inc.*	52,283	6,241,544
Tenet Healthcare Corp.*	88,802	5,900,005
United Therapeutics Corp.*	37,238	6,873,390

		204,627,687

INDUSTRIALS (17.9%)
Acuity Brands, Inc.	29,620	5,135,219
AECOM*	119,501	7,546,488
AGCO Corp.	51,277	6,282,971
ASGN, Inc.*	43,881	4,964,696
Avis Budget Group, Inc.*	39,191	4,566,143
Axon Enterprise, Inc.*	54,479	9,534,915
Brink’s Co.	41,303	2,614,480
Builders FirstSource, Inc.*	171,881	8,893,123
CACI International, Inc. Cl A*	19,536	5,120,386
Carlisle Cos., Inc.	43,239	8,595,481
Clean Harbors, Inc.*	41,518	4,312,475
Colfax Corp.*	107,447	4,931,817
Crane Co.	41,340	3,919,445
Curtiss-Wright Corp.	33,914	4,279,268
Donaldson Co., Inc.	104,174	5,980,629
Dycom Industries, Inc.*	25,531	1,818,828
EMCOR Group, Inc.	44,589	5,144,679
EnerSys	35,263	2,624,978
Flowserve Corp.	108,054	3,746,232
Fluor Corp.*	117,306	1,873,377
FTI Consulting, Inc.*	28,434	3,830,060
GATX Corp.	29,448	2,637,363
Graco, Inc.	140,802	9,851,916
GXO Logistics, Inc.*	81,772	6,414,196
Herman Miller, Inc.	62,472	2,352,696
Hexcel Corp.*	69,553	4,130,753
Hubbell, Inc. Cl B	45,109	8,149,843
IAA, Inc.*	111,815	6,101,745
Insperity, Inc.	29,780	3,297,837
ITT, Inc.	71,421	6,130,779
JetBlue Airways Corp.*	263,802	4,033,533
KAR Auction Svcs., Inc.*	98,864	1,620,381

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

KBR, Inc.	116,782	4,601,211
Kennametal, Inc.	69,359	2,374,159
Kirby Corp.*	49,861	2,391,334
Knight-Swift Transportation Hldgs., Inc. Cl A	137,679	7,042,281
Landstar System, Inc.	31,750	5,010,785
Lennox International, Inc.	28,364	8,343,838
Lincoln Electric Hldgs., Inc.	49,262	6,344,453
ManpowerGroup, Inc.	44,987	4,871,192
MasTec, Inc.*	47,467	4,095,453
Mercury Systems, Inc.*	46,586	2,209,108
Middleby Corp.*	46,143	7,867,843
MSA Safety, Inc.	30,233	4,404,948
MSC Industrial Direct Co., Inc. Cl A	38,981	3,125,886
Nordson Corp.	44,843	10,679,360
nVent Electric PLC	139,446	4,508,289
Oshkosh Corp.	56,934	5,828,334
Owens Corning	85,547	7,314,268
Regal Beloit Corp.	33,759	5,075,328
Ryder System, Inc.	44,606	3,689,362
Saia, Inc.*	21,845	5,199,765
Science Applications International Corp.	48,077	4,113,468
Simpson Manufacturing Co., Inc.	36,034	3,854,557
Stericycle, Inc.*	76,194	5,178,906
Sunrun, Inc.*	170,823	7,516,212
Terex Corp.	57,900	2,437,590
Tetra Tech, Inc.	44,852	6,698,198
Timken Co.	57,564	3,765,837
Toro Co.	88,810	8,650,982
Trex Co., Inc.*	95,680	9,752,662
Trinity Industries, Inc.	69,195	1,880,028
Univar Solutions, Inc.*	141,770	3,376,961
Valmont Industries, Inc.	17,596	4,137,172
Watsco, Inc.	27,350	7,237,357
Werner Enterprises, Inc.	51,279	2,270,121
Woodward, Inc.	52,762	5,972,658
XPO Logistics, Inc.*	81,772	6,507,416

		348,764,054

INFORMATION TECHNOLOGY (14.0%)
ACI Worldwide, Inc.*	97,454	2,994,761
Alliance Data Systems Corp.	41,273	4,164,033
Amkor Technology, Inc.	83,101	2,073,370
Arrow Electronics, Inc.*	59,574	6,689,564
Aspen Technology, Inc.*	56,334	6,917,815
Avnet, Inc.	82,539	3,051,467
Belden, Inc.	37,206	2,167,622
Blackbaud, Inc.*	34,872	2,453,245
Brooks Automation, Inc.	61,630	6,307,831
CDK Global, Inc.	101,013	4,298,103
Cerence, Inc.*	31,526	3,029,964
Ciena Corp.*	128,381	6,592,364
Cirrus Logic, Inc.*	47,778	3,934,518
CMC Materials, Inc.	24,240	2,987,095
Cognex Corp.	146,580	11,758,648
Coherent, Inc.*	20,352	5,089,832
CommVault Systems, Inc.*	38,050	2,865,546
Concentrix Corp.*	35,518	6,286,686
Cree, Inc.*	95,784	7,732,642
Digital Turbine, Inc.*	72,538	4,986,988
Envestnet, Inc.*	45,221	3,628,533
Fair Isaac Corp.*	23,547	9,370,058
First Solar, Inc.*	82,019	7,829,534
Genpact Ltd.	143,271	6,806,805

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

II-VI, Inc.*	87,002	5,164,439
J2 Global, Inc.*	39,986	5,462,887
Jabil, Inc.	120,967	7,060,844
Lattice Semiconductor Corp.*	113,133	7,314,048
Littelfuse, Inc.	20,420	5,580,173
LiveRamp Hldgs., Inc.*	56,342	2,661,033
Lumentum Hldgs., Inc.*	62,960	5,259,678
Manhattan Associates, Inc.*	52,591	8,048,001
Maximus, Inc.	50,992	4,242,534
Mimecast Ltd.*	50,714	3,225,410
MKS Instruments, Inc.	45,998	6,941,558
National Instruments Corp.	110,309	4,327,422
NCR Corp.*	108,997	4,224,724
NetScout Systems, Inc.*	61,455	1,656,212
Paylocity Hldg. Corp.*	32,610	9,143,844
Qualys, Inc.*	27,782	3,091,859
Sabre Corp.*	267,647	3,168,940
Sailpoint Technologies Hldgs., Inc.*	77,096	3,305,876
Semtech Corp.*	53,857	4,199,230
Silicon Laboratories, Inc.*	33,691	4,722,131
SolarEdge Technologies, Inc.*	43,358	11,499,409
Synaptics, Inc.*	29,200	5,248,116
SYNNEX Corp.	34,464	3,587,702
Teradata Corp.*	90,499	5,190,118
Universal Display Corp.	35,960	6,147,722
ViaSat, Inc.*	60,825	3,349,633
Vishay Intertechnology, Inc.	110,085	2,211,608
Vontier Corp.	140,125	4,708,200
WEX, Inc.*	37,160	6,545,362
Xerox Hldgs. Corp.	114,003	2,299,441

		273,605,178

MATERIALS (5.8%)
AptarGroup, Inc.	54,714	6,530,116
Ashland Global Hldgs., Inc.	46,852	4,175,450
Avient Corp.	75,732	3,510,178
Cabot Corp.	47,053	2,358,296
Chemours Co.	137,005	3,981,365
Cleveland-Cliffs, Inc.*	377,226	7,472,847
Commercial Metals Co.	100,028	3,046,853
Compass Minerals International, Inc.	28,236	1,818,398
Eagle Materials, Inc.	34,741	4,556,630
Greif, Inc. Cl A	22,024	1,422,750
Ingevity Corp.*	32,782	2,339,651
Louisiana-Pacific Corp.	78,991	4,847,678
Minerals Technologies, Inc.	27,866	1,946,162
NewMarket Corp.	5,982	2,026,522
Olin Corp.	119,794	5,780,061
Reliance Steel & Aluminum Co.	52,660	7,499,837
Royal Gold, Inc.	54,422	5,196,757
RPM International, Inc.	107,649	8,358,945
Scotts Miracle-Gro Co.	33,790	4,945,504
Sensient Technologies Corp.	34,969	3,184,977
Silgan Hldgs., Inc.	69,604	2,670,009
Sonoco Products Co.	81,561	4,859,404
Steel Dynamics, Inc.	160,849	9,406,450
United States Steel Corp.	224,074	4,922,906
Valvoline, Inc.	149,943	4,675,223
Worthington Industries, Inc.	27,469	1,447,616

		112,980,585

REAL ESTATE (9.6%)
American Campus Communities, Inc.	115,390	5,590,646
Apartment Income REIT Corp.	130,202	6,355,160

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Brixmor Property Group, Inc.	246,346	5,446,710
Camden Property Trust	83,428	12,303,127
CoreSite Realty Corp.	36,668	5,079,985
Corporate Office Properties Trust	93,183	2,514,077
Cousins Properties, Inc.	123,338	4,599,274
CyrusOne, Inc.	102,875	7,963,554
Douglas Emmett, Inc.	145,556	4,601,025
EastGroup Properties, Inc.	33,516	5,584,771
EPR Properties	62,051	3,064,078
First Industrial Realty Trust, Inc.	107,115	5,578,549
Healthcare Realty Trust, Inc.	120,718	3,594,982
Highwoods Properties, Inc.	86,443	3,791,390
Hudson Pacific Properties, Inc.	126,482	3,322,682
JBG SMITH Properties	96,313	2,851,828
Jones Lang LaSalle, Inc.*	42,058	10,434,169
Kilroy Realty Corp.	86,940	5,756,297
Lamar Advertising Co. Cl A	71,971	8,165,110
Life Storage, Inc.	64,964	7,453,969
Macerich Co.	176,693	2,952,540
Medical Properties Trust, Inc.	494,138	9,917,350
National Retail Properties, Inc.	145,661	6,291,099
National Storage Affiliates Trust	67,654	3,571,455
Omega Healthcare Investors, Inc.	198,149	5,936,544
Park Hotels & Resorts, Inc.*	196,173	3,754,751
Pebblebrook Hotel Trust	108,983	2,442,309
Physicians Realty Trust	180,340	3,177,591
PotlatchDeltic Corp.	55,614	2,868,570
PS Business Parks, Inc.	16,678	2,614,110
Rayonier, Inc.	117,230	4,182,766
Rexford Industrial Realty, Inc.	114,257	6,484,085
Sabra Health Care REIT, Inc.	183,175	2,696,336
SL Green Realty Corp.	55,709	3,946,426
Spirit Realty Capital, Inc.	98,798	4,548,660
STORE Capital Corp.	202,831	6,496,677
Urban Edge Properties	91,336	1,672,362

		187,605,014

UTILITIES (3.2%)
ALLETE, Inc.	43,357	2,580,609
Black Hills Corp.	52,657	3,304,753
Essential Utilities, Inc.	185,510	8,548,301
Hawaiian Electric Industries, Inc.	90,674	3,702,219
IDACORP, Inc.	41,903	4,331,932
MDU Resources Group, Inc.	167,918	4,982,127
National Fuel Gas Co.	75,635	3,972,350
New Jersey Resources Corp.	79,993	2,784,556
NorthWestern Corp.	42,770	2,450,721
OGE Energy Corp.	166,046	5,472,876
ONE Gas, Inc.	44,380	2,812,361
PNM Resources, Inc.	71,201	3,523,026
Southwest Gas Hldgs., Inc.	49,018	3,278,324
Spire, Inc.	42,872	2,622,909
UGI Corp.	173,448	7,392,354

		61,759,418

TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $1,401,085,057) 98.3%		1,916,833,622

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.6%)
U.S. Treasury Bill	A-1+	0.02	11/12/21	4,900,000	4,899,886
U.S. Treasury Bill	A-1+	0.02	12/21/21	5,000,000	4,999,718

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

U.S. Treasury Bill	A-1+	0.04	10/15/21	2,400,000	2,399,966
U.S. Treasury Bill	A-1+	0.04	10/21/21	6,000,000	5,999,865
U.S. Treasury Bill (1)	A-1+	0.05	10/07/21	5,000,000	4,999,962
U.S. Treasury Bill	A-1+	0.05	10/28/21	7,000,000	6,999,734

					30,299,131

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $30,299,204) 1.6%					30,299,131

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.1%)
Citibank, New York Time Deposit	0.01	10/01/21	2,214,918	2,214,918

TOTAL TEMPORARY CASH INVESTMENT (Cost: $2,214,918) 0.1%				2,214,918

TOTAL INVESTMENTS (Cost: $1,433,599,179) 100.0%				1,949,347,671

OTHER NET ASSETS 0.0% (2)				252,709

NET ASSETS 100.0%				$1,949,600,380

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
COMMUNICATION SERVICES (3.4%)
Comcast Corp. Cl A	53,264	2,979,055
Interpublic Group of Cos., Inc.	44,189	1,620,411
Verizon Communications, Inc.	24,666	1,332,211
ViacomCBS, Inc. Cl B	26,137	1,032,674

		6,964,351

CONSUMER DISCRETIONARY (9.3%)
Advance Auto Parts, Inc.	3,312	691,844
Amazon.com, Inc.*	748	2,457,210
Best Buy Co., Inc.	18,606	1,966,840
eBay, Inc.	25,437	1,772,196
Hanesbrands, Inc.	44,159	757,768
Home Depot, Inc.	10,042	3,296,387
Leggett & Platt, Inc.	23,467	1,052,260
Ralph Lauren Corp. Cl A	5,443	604,391
Tapestry, Inc.	30,715	1,137,069
Target Corp.	13,571	3,104,638
TJX Cos., Inc.	20,650	1,362,487
Whirlpool Corp.	5,528	1,126,938

		19,330,028

CONSUMER STAPLES (2.5%)
Constellation Brands, Inc. Cl A	4,903	1,033,013
Procter & Gamble Co.	13,880	1,940,424
Sysco Corp.	11,291	886,343
Walmart, Inc.	9,323	1,299,440

		5,159,220

ENERGY (2.8%)
Baker Hughes Co. Cl A	42,929	1,061,634
Chevron Corp.	6,683	677,990
ConocoPhillips	22,905	1,552,272
EOG Resources, Inc.	12,198	979,134
Valaris Ltd.*	1,341	46,774
Valero Energy Corp.	10,459	738,092
Williams Cos., Inc.	31,114	807,097

		5,862,993

FINANCIALS (6.9%)
Allstate Corp.	6,897	878,057
Comerica, Inc.	15,388	1,238,734
Goldman Sachs Group, Inc.	2,980	1,126,529
Intercontinental Exchange, Inc.	7,324	840,942
JPMorgan Chase & Co.	20,087	3,288,041
Morgan Stanley	32,347	3,147,686
Synchrony Financial	50,891	2,487,552
Wells Fargo & Co.	28,570	1,325,934

		14,333,475

HEALTH CARE (8.4%)
AbbVie, Inc.	21,092	2,275,194
Bristol-Myers Squibb Co.	15,323	906,662
Cerner Corp.	9,784	689,968
Cigna Corp.	6,400	1,281,024
CVS Health Corp.	18,823	1,597,320
Eli Lilly & Co.	5,904	1,364,119
Gilead Sciences, Inc.	18,061	1,261,561
HCA Healthcare, Inc.	6,722	1,631,564
Johnson & Johnson	9,591	1,548,946

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Regeneron Pharmaceuticals, Inc.*	1,623	982,207
UnitedHealth Group, Inc.	8,368	3,269,712
Universal Health Svcs., Inc. Cl B	4,759	658,503

		17,466,780

INDUSTRIALS (5.3%)
Caterpillar, Inc.	4,756	913,009
Deere & Co.	2,798	937,526
Delta Air Lines, Inc.*	8,228	350,595
FedEx Corp.	4,290	940,754
Honeywell International, Inc.	5,322	1,129,754
Jacobs Engineering Group, Inc.	7,068	936,722
Masco Corp.	12,143	674,544
Northrop Grumman Corp.	3,171	1,142,036
Parker-Hannifin Corp.	2,490	696,254
Quanta Svcs., Inc.	8,358	951,308
Snap-on, Inc.	2,554	533,658
Trane Technologies PLC	9,830	1,697,149

		10,903,309

INFORMATION TECHNOLOGY (17.0%)
Apple, Inc.	69,747	9,869,201
Broadcom, Inc.	5,367	2,602,619
Corning, Inc.	17,918	653,828
DXC Technology Co.*	14,892	500,520
Fortinet, Inc.*	6,900	2,015,076
HP, Inc.	55,248	1,511,585
Lam Research Corp.	3,934	2,239,036
Micron Technology, Inc.	13,616	966,464
Microsoft Corp.	34,674	9,775,294
NetApp, Inc.	20,396	1,830,745
QUALCOMM, Inc.	10,380	1,338,812
Visa, Inc. Cl A	8,660	1,929,015

		35,232,195

MATERIALS (2.6%)
Dow, Inc.	25,852	1,488,041
Eastman Chemical Co.	8,640	870,394
Freeport-McMoRan, Inc.	29,923	973,395
LyondellBasell Industries NV Cl A	6,246	586,187
Newmont Corp.	25,480	1,383,564

		5,301,581

REAL ESTATE (1.7%)
Alexandria Real Estate Equities, Inc.	3,550	678,299
American Tower Corp.	4,093	1,086,323
Equinix, Inc.	1,218	962,378
Extra Space Storage, Inc.	4,713	791,737

		3,518,737

UTILITIES (1.1%)
NextEra Energy, Inc.	20,990	1,648,135
NRG Energy, Inc.	16,253	663,610

		2,311,745

TOTAL COMMON STOCKS (Cost: $76,668,470) 61.0%		126,384,414

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (17.3%)
U.S. Treasury Bond	AA+	1.13	05/15/40	2,025,000	1,750,280
U.S. Treasury Bond	AA+	1.13	08/15/40	1,100,000	946,602
U.S. Treasury Bond	AA+	1.38	11/15/40	750,000	673,711
U.S. Treasury Bond	AA+	1.75	08/15/41	1,900,000	1,816,281
U.S. Treasury Bond	AA+	1.88	02/15/41	2,000,000	1,956,250
U.S. Treasury Note	AA+	0.63	03/31/27	400,000	390,328
U.S. Treasury Note	AA+	0.63	05/15/30	1,375,000	1,283,369
U.S. Treasury Note	AA+	1.13	02/15/31	450,000	435,867
U.S. Treasury Note	AA+	1.50	02/15/30	1,000,000	1,006,367
U.S. Treasury Note	AA+	1.63	08/15/29	1,750,000	1,782,402
U.S. Treasury Note	AA+	1.63	05/15/31	1,000,000	1,011,719
U.S. Treasury Note	AA+	2.00	11/15/26	200,000	209,844
U.S. Treasury Note	AA+	2.25	02/15/27	1,495,000	1,587,970
U.S. Treasury Note	AA+	2.25	08/15/27	2,600,000	2,763,414
U.S. Treasury Note	AA+	2.25	11/15/27	2,150,000	2,285,467
U.S. Treasury Note	AA+	2.38	05/15/27	1,400,000	1,497,344
U.S. Treasury Note	AA+	2.63	02/15/29	1,500,000	1,635,469
U.S. Treasury Note	AA+	2.88	05/15/28	7,250,000	7,996,240
U.S. Treasury Strip	AA+	0.00	08/15/29	5,500,000	4,887,282

					35,916,206

U.S. GOVERNMENT AGENCIES (10.9%)
MORTGAGE-BACKED OBLIGATIONS (10.9%)
FHLMC	AA+	2.00	11/01/40	94,127	95,436
FHLMC	AA+	2.00	11/01/50	184,646	185,281
FHLMC	AA+	2.00	11/01/50	95,281	95,609
FHLMC	AA+	2.00	11/01/50	269,724	269,893
FHLMC	AA+	2.00	12/01/50	141,705	143,164
FHLMC	AA+	2.50	09/01/27	91,062	95,338
FHLMC	AA+	2.50	06/01/35	225,616	235,505
FHLMC	AA+	2.50	06/01/50	162,607	167,804
FHLMC	AA+	2.50	11/01/50	450,644	468,034
FHLMC	AA+	3.00	06/01/27	62,930	66,299
FHLMC	AA+	3.00	08/01/27	55,690	58,590
FHLMC	AA+	3.00	02/01/32	147,622	156,878
FHLMC	AA+	3.00	10/15/37	23,072	23,291
FHLMC	AA+	3.00	11/01/42	115,186	123,800
FHLMC	AA+	3.00	04/01/43	114,114	123,381
FHLMC	AA+	3.00	11/01/49	323,667	341,524
FHLMC	AA+	3.00	11/01/49	237,178	249,478
FHLMC	AA+	3.50	02/01/32	62,498	66,987
FHLMC	AA+	3.50	01/01/43	118,684	129,249
FHLMC	AA+	3.50	06/01/45	178,450	193,782
FHLMC	AA+	3.50	07/01/45	195,781	214,237
FHLMC	AA+	4.00	11/01/33	60,008	63,760
FHLMC	AA+	4.00	01/01/38	125,741	139,901
FHLMC	AA+	4.00	03/01/41	44,824	49,120
FHLMC	AA+	4.00	07/01/41	79,848	88,872
FHLMC	AA+	4.00	11/01/42	30,849	33,811
FHLMC	AA+	4.00	01/01/43	85,593	93,961
FHLMC	AA+	4.00	10/01/44	75,248	83,200
FHLMC	AA+	4.00	06/01/45	173,168	191,357
FHLMC	AA+	4.50	08/15/35	6,780	7,469
FHLMC	AA+	4.50	02/01/44	76,216	84,534
FHLMC	AA+	4.50	05/01/48	87,239	94,753
FHLMC	AA+	5.00	02/01/26	5,130	5,632
FHLMC	AA+	5.50	07/01/32	16,882	19,373
FHLMC	AA+	5.50	05/01/33	7,738	8,654
FHLMC	AA+	5.50	06/01/37	65,220	75,833

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

FHLMC Strip	AA+	3.00	01/15/43	95,694	98,904
FNMA	AA+	1.83	09/01/51	748,805	760,097
FNMA	AA+	2.00	03/01/35	504,515	520,488
FNMA	AA+	2.00	11/01/35	348,134	358,829
FNMA	AA+	2.00	11/01/35	255,469	263,317
FNMA	AA+	2.00	02/01/36	96,808	99,782
FNMA	AA+	2.00	03/01/41	856,289	868,214
FNMA	AA+	2.00	10/01/50	160,298	161,526
FNMA	AA+	2.00	10/01/50	627,742	629,903
FNMA	AA+	2.00	08/01/51	998,133	1,001,877
FNMA	AA+	2.50	02/01/33	156,563	161,942
FNMA	AA+	2.50	06/01/35	398,971	416,611
FNMA	AA+	2.50	10/01/35	430,529	451,961
FNMA	AA+	2.50	05/01/46	247,116	255,689
FNMA	AA+	2.50	10/01/50	489,122	507,250
FNMA	AA+	2.50	12/01/50	85,448	88,928
FNMA	AA+	2.50	01/01/51	488,798	506,616
FNMA	AA+	2.50	02/01/51	99,244	102,457
FNMA	AA+	2.50	03/01/51	440,595	459,372
FNMA	AA+	2.50	03/01/51	973,719	1,019,592
FNMA	AA+	2.50	04/01/51	198,281	204,862
FNMA	AA+	2.50	08/01/51	548,980	568,705
FNMA	AA+	2.68	12/01/26	300,000	314,342
FNMA	AA+	3.00	06/01/33	182,466	194,101
FNMA	AA+	3.00	09/01/33	113,095	120,856
FNMA	AA+	3.00	12/01/42	75,840	78,441
FNMA	AA+	3.00	01/01/43	326,953	350,321
FNMA	AA+	3.00	02/01/43	106,780	113,100
FNMA	AA+	3.00	03/01/43	178,902	193,368
FNMA	AA+	3.00	09/01/43	160,944	171,405
FNMA	AA+	3.00	12/01/47	37,888	39,795
FNMA	AA+	3.00	03/01/48	61,542	65,096
FNMA	AA+	3.00	03/01/50	89,690	95,729
FNMA	AA+	3.50	03/25/28	166,603	168,552
FNMA	AA+	3.50	08/01/38	109,933	119,181
FNMA	AA+	3.50	10/01/41	84,172	89,267
FNMA	AA+	3.50	11/01/41	115,708	125,639
FNMA	AA+	3.50	12/01/41	91,107	95,624
FNMA	AA+	3.50	04/01/42	186,281	202,805
FNMA	AA+	3.50	04/01/42	126,550	133,749
FNMA	AA+	3.50	08/01/42	112,636	122,615
FNMA	AA+	3.50	08/01/43	167,049	180,551
FNMA	AA+	3.50	08/01/43	202,790	220,682
FNMA	AA+	3.50	01/01/44	18,864	19,711
FNMA	AA+	3.50	04/01/45	149,280	162,058
FNMA	AA+	3.50	09/01/47	80,547	87,271
FNMA	AA+	3.50	08/01/49	129,130	137,161
FNMA	AA+	3.53	01/01/26	200,000	211,421
FNMA	AA+	4.00	07/25/26	212,192	215,260
FNMA	AA+	4.00	01/01/31	64,039	69,073
FNMA	AA+	4.00	07/01/40	99,303	109,542
FNMA	AA+	4.00	11/01/40	40,728	44,683
FNMA	AA+	4.00	05/01/41	31,349	33,242
FNMA	AA+	4.00	11/01/45	106,934	115,789
FNMA	AA+	4.00	02/01/47	103,163	112,938
FNMA	AA+	4.00	04/01/49	388,626	416,773
FNMA	AA+	4.00	03/01/50	477,139	519,647

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

FNMA	AA+	4.00	07/01/56	376,768	422,523
FNMA	AA+	4.50	05/01/30	19,774	21,573
FNMA	AA+	4.50	06/01/34	29,994	32,775
FNMA	AA+	4.50	08/01/35	21,493	23,895
FNMA	AA+	4.50	05/01/39	26,604	29,827
FNMA	AA+	4.50	05/01/39	43,261	48,504
FNMA	AA+	4.50	05/01/40	39,354	41,305
FNMA	AA+	4.50	10/01/40	209,546	234,911
FNMA	AA+	4.50	11/01/47	49,071	53,905
FNMA	AA+	4.50	11/01/47	77,415	85,498
FNMA	AA+	5.00	06/01/33	26,061	29,615
FNMA	AA+	5.00	10/01/33	29,138	33,183
FNMA	AA+	5.00	11/01/33	77,185	87,863
FNMA	AA+	5.00	11/01/33	18,102	20,602
FNMA	AA+	5.00	03/01/34	9,580	10,917
FNMA	AA+	5.00	04/01/34	14,841	16,638
FNMA	AA+	5.00	09/01/35	8,876	10,120
FNMA	AA+	5.00	11/25/35	36,286	40,801
FNMA	AA+	5.00	08/01/37	82,669	94,344
FNMA	AA+	5.00	05/01/39	37,861	42,216
FNMA	AA+	5.00	06/01/40	15,139	17,305
FNMA	AA+	5.50	03/01/34	4,474	5,001
FNMA	AA+	5.50	05/01/34	53,268	61,419
FNMA	AA+	5.50	07/01/34	25,212	28,522
FNMA	AA+	5.50	09/01/34	7,225	8,152
FNMA	AA+	5.50	10/01/34	15,975	18,528
FNMA	AA+	5.50	02/01/35	18,580	21,584
FNMA	AA+	5.50	02/01/35	19,899	22,983
FNMA	AA+	5.50	08/01/35	5,384	6,074
FNMA	AA+	5.50	08/01/37	3,956	4,612
FNMA	AA+	5.50	06/01/48	7,430	8,287
FNMA	AA+	6.00	04/01/32	15	16
FNMA	AA+	6.00	05/01/32	5,398	6,323
FNMA	AA+	6.00	04/01/33	35,083	39,558
FNMA	AA+	6.00	05/01/33	17,912	20,116
FNMA	AA+	6.00	06/01/34	9,780	11,160
FNMA	AA+	6.00	09/01/34	4,355	4,890
FNMA	AA+	6.00	10/01/34	15,812	17,772
FNMA	AA+	6.00	01/01/37	13,853	16,359
FNMA	AA+	6.00	04/01/37	2,373	2,658
FNMA	AA+	6.00	05/01/37	2,863	3,180
FNMA	AA+	6.00	10/25/44	54,905	62,681
FNMA	AA+	6.00	12/25/49	17,202	19,222
FNMA	AA+	6.50	05/01/32	19,398	21,788
FNMA	AA+	6.50	07/01/34	9,477	10,773
FNMA	AA+	6.50	05/01/37	17,613	18,840
FNMA	AA+	7.00	04/01/32	1,426	1,581
FNMA	AA+	7.50	06/01/31	2,810	3,218
FNMA	AA+	7.50	02/01/32	2,974	3,440
FNMA	AA+	7.50	06/01/32	1,620	1,931
FNMA	AA+	8.00	04/01/32	1,264	1,335
FNMA Strip	AA+	3.00	08/25/42	79,363	84,202
FRESB Multifamily Mortgage	AA+	2.37	10/25/26	80,155	80,824
GNMA (3)	AA+	3.00	07/15/46	225,615	247,361
GNMA (3)	AA+	4.00	08/15/41	66,218	73,575
GNMA (3)	AA+	4.00	01/15/42	153,011	169,882
GNMA (3)	AA+	4.00	08/20/42	57,768	62,429

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

GNMA (3)	AA+	4.50	04/20/31	40,810	43,997
GNMA (3)	AA+	4.50	10/15/40	76,021	88,074
GNMA (3)	AA+	4.50	10/20/43	165,164	180,024
GNMA (3)	AA+	5.00	06/20/39	62,273	69,721
GNMA (3)	AA+	6.50	04/15/31	1,513	1,690
GNMA (3)	AA+	6.50	10/15/31	1,207	1,400
GNMA (3)	AA+	6.50	12/15/31	745	832
GNMA (3)	AA+	6.50	05/15/32	3,709	4,144
GNMA (3)	AA+	7.00	05/15/31	1,285	1,496
GNMA (3)	AA+	7.00	05/15/32	562	580
Vendee Mortgage Trust (3)	AA+	5.25	01/15/32	6,787	6,826

					22,467,880

CORPORATE DEBT (6.8%)
COMMUNICATION SERVICES (0.1%)
AT&T, Inc.	BBB	2.75	06/01/31	215,000	220,762

CONSUMER DISCRETIONARY (1.8%)
Amazon.com, Inc.	AA	1.20	06/03/27	65,000	64,770
Amazon.com, Inc.	AA	5.20	12/03/25	300,000	348,814
Brunswick Corp.	BBB-	2.40	08/18/31	175,000	169,204
Dollar General Corp.	BBB	3.25	04/15/23	300,000	311,052
Harman International Industries, Inc.	A-	4.15	05/15/25	300,000	327,899
Kohl’s Corp.	BBB-	3.25	02/01/23	250,000	256,448
Lowe’s Cos., Inc.	BBB+	3.12	04/15/22	300,000	302,412
Lowe’s Cos., Inc.	BBB+	4.00	04/15/25	150,000	164,372
Macy’s Retail Hldgs. LLC	BB-	2.88	02/15/23	216,000	219,240
Marriott International, Inc.	BBB-	3.25	09/15/22	350,000	355,027
Mattel, Inc.	B+	3.15	03/15/23	350,000	356,125
NVR, Inc.	BBB+	3.95	09/15/22	300,000	307,286
O’Reilly Automotive, Inc.	BBB	3.80	09/01/22	300,000	306,767
Tapestry, Inc.	BBB-	4.25	04/01/25	100,000	108,051

					3,597,467

CONSUMER STAPLES (0.4%)
Molson Coors Beverage Co.	BBB-	3.50	05/01/22	400,000	407,414
Sysco Corp.	BBB	2.60	06/12/22	300,000	304,688
Sysco Corp.	BBB	3.75	10/01/25	100,000	109,463

					821,565

FINANCIALS (2.2%)
Allstate Corp.	A-	0.75	12/15/25	350,000	345,684
American Express Co.	BBB	3.63	12/05/24	250,000	271,129
Bank of America Corp.	A-	3.37	01/23/26	65,000	69,448
Bank of America Corp.	BBB+	3.95	04/21/25	300,000	326,929
Block Financial LLC	BBB	5.25	10/01/25	350,000	394,538
Citizens Financial Group, Inc.	BBB	3.75	07/01/24	250,000	266,316
Citizens Financial Group, Inc.	BBB	4.35	08/01/25	100,000	110,044
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	250,000	272,549
Fifth Third Bancorp	BBB	4.30	01/16/24	300,000	322,496
JPMorgan Chase & Co.	A-	1.47	09/22/27	350,000	347,760
Lincoln National Corp.	A-	4.00	09/01/23	250,000	266,521
Moody’s Corp.	BBB+	4.50	09/01/22	250,000	256,662
Prudential Financial, Inc.	A	4.50	11/16/21	250,000	249,972
Signet UK Finance PLC	BB-	4.70	06/15/24	250,000	255,000
Synchrony Financial	BBB-	3.70	08/04/26	400,000	434,042
Unum Group	BBB	4.00	03/15/24	150,000	160,760
Voya Financial, Inc.	BBB+	3.65	06/15/26	250,000	274,408

					4,624,258

MUTUAL OF AMERICA INVESTMENT CORPORATION - COMPOSITE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

HEALTH CARE (0.3%)
Anthem, Inc.	A	2.88	09/15/29	255,000	268,430
Thermo Fisher Scientific, Inc.	BBB+	4.13	03/25/25	150,000	165,030
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	250,000	252,332

					685,792

INDUSTRIALS (0.3%)
Deere & Co.	A	2.75	04/15/25	200,000	211,738
General Dynamics Corp.	A-	3.25	04/01/25	150,000	161,001
JB Hunt Transport Svcs., Inc.	BBB+	3.30	08/15/22	200,000	203,902

					576,641

INFORMATION TECHNOLOGY (0.9%)
Apple, Inc.	AA+	2.05	09/11/26	100,000	104,061
Applied Materials, Inc.	A	3.90	10/01/25	350,000	387,736
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	300,000	313,116
Intel Corp.	A+	3.40	03/25/25	135,000	145,892
Mastercard, Inc.	A+	3.30	03/26/27	300,000	329,798
PayPal Hldgs., Inc.	A-	2.65	10/01/26	350,000	373,963
Teledyne Technologies, Inc.	BBB	2.75	04/01/31	250,000	255,750

					1,910,316

MATERIALS (0.6%)
Freeport-McMoRan, Inc.	BB+	3.55	03/01/22	300,000	300,937
Packaging Corp. of America	BBB	4.50	11/01/23	150,000	160,578
Sherwin-Williams Co.	BBB	3.95	01/15/26	350,000	387,495
Southern Copper Corp.	BBB+	3.50	11/08/22	100,000	102,875
Teck Resources Ltd.	BBB-	4.75	01/15/22	300,000	300,986

					1,252,871

REAL ESTATE (0.1%)
Service Properties Trust	BB-	5.00	08/15/22	250,000	251,563

UTILITIES (0.1%)
National Fuel Gas Co.	BBB-	5.20	07/15/25	100,000	111,426
Southern Co.	BBB+	3.25	07/01/26	50,000	53,803

					165,229

TOTAL CORPORATE DEBT					14,106,464

TOTAL LONG-TERM DEBT SECURITIES (Cost: $69,959,212) 35.0%					72,490,550

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (2.2%)
U.S. Treasury Bill	A-1+	0.00	10/15/21	4,500,000	4,499,937
U.S. Treasury Bill	A-1+	0.00	11/09/21	100,000	99,993

					4,599,930

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $4,599,930) 2.2%					4,599,930

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (1.9%)
Citibank, New York Time Deposit		0.01	10/01/21	4,027,261	4,027,261

TOTAL TEMPORARY CASH INVESTMENT (Cost: $4,027,261) 1.9%					4,027,261

TOTAL INVESTMENTS (Cost: $155,254,873) 100.1%					207,502,155

OTHER NET ASSETS -0.1%					(297,108)

NET ASSETS 100.0%					$207,205,047

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - INTERNATIONAL FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

				Shares	Value
COMMON STOCKS:
JAPAN (0.0%) (2)
CONSUMER DISCRETIONARY (0.0%) (2) Yamaha Motor Co. Ltd.				100	2,804

UNITED STATES (99.1%)
FINANCIALS (99.1%)iShares Core MSCI EAFE ETF				2,762,684	205,129,287
iShares Core MSCI Emerging Markets ETF				922,235	56,957,233
iShares Core MSCI Europe ETF				342,580	19,205,035
iShares Core MSCI Pacific ETF				175,127	11,726,504
iShares MSCI EAFE ETF				5,349,303	417,299,127
iShares MSCI EAFE Growth ETF				745,138	79,334,843
iShares MSCI EAFE Value ETF				1,556,340	79,139,889
Vanguard FTSE Developed Markets ETF				2,312,577	116,762,013
Vanguard FTSE Emerging Markets ETF				1,130,670	56,544,807
Vanguard FTSE Europe ETF				435,921	28,600,777
Vanguard FTSE Pacific ETF				627,889	50,884,124

					1,121,583,639

TOTAL COMMON STOCKS (Cost: $925,560,645) 99.1%					1,121,586,443

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
UNITED STATES (0.3%)
U.S. GOVERNMENT (0.3%)
U.S. Treasury Bill	A-1+	0.02	12/21/21	2,000,000	1,999,887
U.S. Treasury Bill	A-1+	0.05	10/19/21	2,000,000	1,999,955

					3,999,842

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $3,999,865) 0.3%					3,999,842

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.6%)
AUSTRALIA (0.6%)
National Australia Bank, London Time Deposit		0.01	10/01/21	6,459,295	6,459,295

TOTAL TEMPORARY CASH INVESTMENT (Cost: $6,459,295) 0.6%					6,459,295

TOTAL INVESTMENTS (Cost: $936,019,805) 100.0%					1,132,045,580

OTHER NET ASSETS 0.0% (2)					146,819

NET ASSETS 100.0%					$1,132,192,399

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

	Shares	Value
INDEXED ASSETS
COMMON STOCKS:
COMMUNICATION SERVICES (11.3%)
Activision Blizzard, Inc.	83	6,423
Alphabet, Inc. Cl A*	33	88,226
Alphabet, Inc. Cl C*	31	82,625
AT&T, Inc.	766	20,690
Charter Communications, Inc. Cl A*	14	10,186
Comcast Corp. Cl A	491	27,462
Discovery, Inc. Cl A*	18	457
Discovery, Inc. Cl C*	33	801
DISH Network Corp. Cl A*	26	1,130
Electronic Arts, Inc.	31	4,410
Facebook, Inc. Cl A*	256	86,884
Fox Corp. Cl A	35	1,404
Fox Corp. Cl B	16	594
Interpublic Group of Cos., Inc.	42	1,540
Live Nation Entertainment, Inc.*	15	1,367
Lumen Technologies, Inc.	106	1,313
Netflix, Inc.*	48	29,296
News Corp. Cl A	42	988
News Corp. Cl B	13	302
Omnicom Group, Inc.	23	1,667
Take-Two Interactive Software, Inc.*	12	1,849
T-Mobile US, Inc.*	62	7,921
Twitter, Inc.*	85	5,133
Verizon Communications, Inc.	443	23,926
ViacomCBS, Inc. Cl B	65	2,568
Walt Disney Co.*	195	32,988

		442,150

CONSUMER DISCRETIONARY (12.4%)
Advance Auto Parts, Inc.	7	1,462
Amazon.com, Inc.*	47	154,397
Aptiv PLC*	29	4,320
AutoZone, Inc.*	3	5,094
Bath & Body Works, Inc.	29	1,828
Best Buy Co., Inc.	24	2,537
Booking Hldgs., Inc.*	5	11,869
BorgWarner, Inc.	26	1,123
CarMax, Inc.*	17	2,175
Carnival Corp.*	87	2,176
Chipotle Mexican Grill, Inc. Cl A*	3	5,453
Darden Restaurants, Inc.	14	2,121
Dollar General Corp.	26	5,516
Dollar Tree, Inc.*	25	2,393
Domino’s Pizza, Inc.	4	1,908
DR Horton, Inc.	36	3,023
eBay, Inc.	70	4,877
Etsy, Inc.*	14	2,911
Expedia Group, Inc.*	15	2,459
Ford Motor Co.*	427	6,046
Gap, Inc.	23	522
Garmin Ltd.	16	2,487
General Motors Co.*	158	8,328
Genuine Parts Co.	15	1,818
Hanesbrands, Inc.	38	652

MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Hasbro, Inc.	14	1,249
Hilton Worldwide Hldgs., Inc.*	30	3,963
Home Depot, Inc.	116	38,078
Las Vegas Sands Corp.*	37	1,354
Leggett & Platt, Inc.	14	628
Lennar Corp. Cl A	30	2,810
LKQ Corp.*	30	1,510
Lowe’s Cos., Inc.	78	15,823
Marriott International, Inc. Cl A*	29	4,295
McDonald’s Corp.	82	19,771
Mohawk Industries, Inc.*	6	1,064
NIKE, Inc. Cl B	139	20,187
Norwegian Cruise Line Hldgs. Ltd.*	40	1,068
NVR, Inc.*	1	4,794
O’Reilly Automotive, Inc.*	8	4,888
Penn National Gaming, Inc.*	17	1,232
Pool Corp.	4	1,738
PulteGroup, Inc.	29	1,332
PVH Corp.*	7	720
Ralph Lauren Corp. Cl A	5	555
Ross Stores, Inc.	38	4,136
Starbucks Corp.	128	14,120
Tapestry, Inc.	30	1,111
Target Corp.	54	12,354
Tesla, Inc.*	87	67,467
TJX Cos., Inc.	131	8,643
Tractor Supply Co.	12	2,431
Ulta Beauty, Inc.*	6	2,166
Under Armour, Inc. Cl A*	20	404
Under Armour, Inc. Cl C*	22	385
VF Corp.	35	2,345
Whirlpool Corp.	7	1,427
Wynn Resorts Ltd.*	11	932
Yum! Brands, Inc.	32	3,914

		486,389

CONSUMER STAPLES (5.6%)
Altria Group, Inc.	336	15,295
Archer-Daniels-Midland Co.	102	6,121
Brown-Forman Corp. Cl B	33	2,211
Campbell Soup Co.	37	1,547
Clorox Co.	22	3,643
Coca-Cola Co.	708	37,149
Colgate-Palmolive Co.	120	9,070
Conagra Brands, Inc.	87	2,947
Constellation Brands, Inc. Cl A	30	6,321
Estee Lauder Cos., Inc. Cl A	42	12,597
General Mills, Inc.	110	6,580
Hormel Foods Corp.	51	2,091
JM Smucker Co.	19	2,281
Kellogg Co.	46	2,940
Kimberly-Clark Corp.	61	8,079
Kraft Heinz Co.	123	4,529
Kroger Co.	125	5,054
Lamb Weston Hldgs., Inc.	26	1,596
McCormick & Co., Inc.	45	3,646
Molson Coors Beverage Co. Cl B	34	1,577
Monster Beverage Corp.*	68	6,040

MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Procter & Gamble Co.	442	61,792
Sysco Corp.	93	7,300
Tyson Foods, Inc. Cl A	53	4,184
Walgreens Boots Alliance, Inc.	131	6,163

		220,753

ENERGY (2.8%)
APA Corp.	40	857
Baker Hughes Co. Cl A	89	2,201
Cabot Oil & Gas Corp.	42	914
Chevron Corp.	208	21,102
ConocoPhillips	144	9,759
Devon Energy Corp.	68	2,415
Diamondback Energy, Inc.	19	1,799
EOG Resources, Inc.	63	5,057
Exxon Mobil Corp.	457	26,881
Halliburton Co.	95	2,054
Hess Corp.	29	2,265
Kinder Morgan, Inc.	210	3,513
Marathon Oil Corp.	85	1,162
Marathon Petroleum Corp.	70	4,327
Occidental Petroleum Corp.	95	2,810
ONEOK, Inc.	47	2,725
Phillips 66	47	3,291
Pioneer Natural Resources Co.	24	3,996
Schlumberger NV	150	4,446
Valero Energy Corp.	44	3,105
Williams Cos., Inc.	130	3,372

		108,051

FINANCIALS (11.3%)
Aflac, Inc.	67	3,493
Allstate Corp.	32	4,074
American Express Co.	70	11,727
American International Group, Inc.	92	5,050
Ameriprise Financial, Inc.	12	3,169
Aon PLC Cl A	24	6,859
Arthur J. Gallagher & Co.	22	3,270
Assurant, Inc.	6	947
Bank of America Corp.	795	33,748
Bank of New York Mellon Corp.	86	4,458
Berkshire Hathaway, Inc. Cl B*	198	54,042
BlackRock, Inc. Cl A	16	13,419
Capital One Financial Corp.	48	7,775
Cboe Global Markets, Inc.	11	1,362
Charles Schwab Corp.	161	11,727
Chubb Ltd.	47	8,154
Cincinnati Financial Corp.	16	1,828
Citigroup, Inc.	218	15,299
Citizens Financial Group, Inc.	45	2,114
CME Group, Inc. Cl A	38	7,348
Comerica, Inc.	14	1,127
Discover Financial Svcs.	33	4,054
Everest Re Group Ltd.	4	1,003
Fifth Third Bancorp	75	3,183
First Republic Bank	18	3,472
Franklin Resources, Inc.	30	892
Globe Life, Inc.	10	890
Goldman Sachs Group, Inc.	37	13,987

MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Hartford Financial Svcs. Group, Inc.	38	2,670
Huntington Bancshares, Inc.	158	2,443
Intercontinental Exchange, Inc.	60	6,889
Invesco Ltd.	37	892
JPMorgan Chase & Co.	320	52,381
KeyCorp.	103	2,227
Lincoln National Corp.	19	1,306
Loews Corp.	22	1,186
M&T Bank Corp.	13	1,941
MarketAxess Hldgs., Inc.	4	1,683
Marsh & McLennan Cos., Inc.	54	8,177
MetLife, Inc.	79	4,877
Moody’s Corp.	17	6,037
Morgan Stanley	156	15,180
MSCI, Inc. Cl A	9	5,475
Nasdaq, Inc.	12	2,316
Northern Trust Corp.	22	2,372
People’s United Financial, Inc.	45	786
PNC Financial Svcs. Group, Inc.	45	8,804
Principal Financial Group, Inc.	27	1,739
Progressive Corp.	63	5,695
Prudential Financial, Inc.	42	4,418
Raymond James Financial, Inc.	19	1,753
Regions Financial Corp.	102	2,174
S&P Global, Inc.	26	11,047
State Street Corp.	37	3,135
SVB Financial Group*	6	3,881
Synchrony Financial	61	2,982
T. Rowe Price Group, Inc.	24	4,721
Travelers Cos., Inc.	27	4,104
Truist Financial Corp.	143	8,387
U.S. Bancorp	144	8,559
Wells Fargo & Co.	440	20,420
Willis Towers Watson PLC	14	3,254
WR Berkley Corp.	15	1,098
Zions Bancorp N.A.	17	1,052

		444,532

HEALTH CARE (13.4%)
ABIOMED, Inc.*	14	4,557
Align Technology, Inc.*	23	15,305
AmerisourceBergen Corp. Cl A	46	5,495
Anthem, Inc.	75	27,960
Baxter International, Inc.	153	12,306
Boston Scientific Corp.*	435	18,875
Cardinal Health, Inc.	90	4,451
Cerner Corp.	91	6,417
Cigna Corp.	105	21,017
CVS Health Corp.	405	34,368
DaVita, Inc.*	21	2,442
DENTSPLY SIRONA, Inc.	67	3,889
Dexcom, Inc.*	30	16,406
Edwards Lifesciences Corp.*	191	21,623
Gilead Sciences, Inc.	383	26,753
Henry Schein, Inc.*	43	3,275
Hologic, Inc.*	78	5,757
IDEXX Laboratories, Inc.*	26	16,169
Incyte Corp.*	58	3,989

MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Intuitive Surgical, Inc.*	37	36,784
IQVIA Hldgs., Inc.*	59	14,133
Laboratory Corp. of America Hldgs.*	30	8,443
McKesson Corp.	48	9,570
Medtronic PLC	412	51,644
Mettler-Toledo International, Inc.*	8	11,019
Moderna, Inc.*	90	34,637
Quest Diagnostics, Inc.	38	5,522
ResMed, Inc.	45	11,860
STERIS PLC	30	6,128
Stryker Corp.	102	26,900
Teleflex, Inc.	14	5,272
Waters Corp.*	19	6,789
West Pharmaceutical Svcs., Inc.	23	9,764
Zimmer Biomet Hldgs., Inc.	64	9,367
Zoetis, Inc. Cl A	145	28,150

		527,036

INDUSTRIALS (8.0%)
3M Co.	84	14,735
Alaska Air Group, Inc.*	18	1,055
Allegion PLC	13	1,718
American Airlines Group, Inc.*	94	1,929
AMETEK, Inc.	33	4,092
AO Smith Corp.	19	1,160
Carrier Global Corp.	124	6,418
Caterpillar, Inc.	79	15,166
CH Robinson Worldwide, Inc.	19	1,653
Cintas Corp.	13	4,949
Copart, Inc.*	30	4,162
CSX Corp.	324	9,636
Cummins, Inc.	21	4,716
Deere & Co.	41	13,738
Delta Air Lines, Inc.*	93	3,963
Dover Corp.	21	3,265
Eaton Corp. PLC	57	8,511
Emerson Electric Co.	86	8,101
Equifax, Inc.	18	4,562
Expeditors International of Washington, Inc.	24	2,859
Fastenal Co.	83	4,284
FedEx Corp.	36	7,894
Fortive Corp.	51	3,599
Fortune Brands Home & Security, Inc.	20	1,788
Generac Hldgs., Inc.*	9	3,678
Howmet Aerospace, Inc.	56	1,747
IDEX Corp.	11	2,276
IHS Markit Ltd.	57	6,647
Illinois Tool Works, Inc.	42	8,678
Ingersoll Rand, Inc.*	58	2,924
JB Hunt Transport Svcs., Inc.	12	2,007
Johnson Controls International PLC	103	7,012
Kansas City Southern	14	3,789
Leidos Hldgs., Inc.	20	1,923
Masco Corp.	36	2,000
Nielsen Hldgs. PLC	52	998
Norfolk Southern Corp.	36	8,613
Old Dominion Freight Line, Inc.	14	4,004
Otis Worldwide Corp.	61	5,019

MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

PACCAR, Inc.	50	3,946
Parker-Hannifin Corp.	19	5,313
Pentair PLC	24	1,743
Quanta Svcs., Inc.	20	2,276
Republic Svcs., Inc. Cl A	30	3,602
Robert Half International, Inc.	16	1,605
Rockwell Automation, Inc.	17	4,999
Rollins, Inc.	32	1,131
Roper Technologies, Inc.	16	7,138
Snap-on, Inc.	8	1,672
Southwest Airlines Co.*	86	4,423
Stanley Black & Decker, Inc.	23	4,032
Trane Technologies PLC	35	6,043
TransDigm Group, Inc.*	8	4,997
Union Pacific Corp.	94	18,425
United Airlines Hldgs., Inc.*	47	2,236
United Parcel Svc., Inc. Cl B	105	19,120
United Rentals, Inc.*	10	3,509
Verisk Analytics, Inc. Cl A	24	4,806
Waste Management, Inc.	56	8,364
Westinghouse Air Brake Technologies Corp.	27	2,328
WW Grainger, Inc.	7	2,751
Xylem, Inc.	26	3,216

		312,943

INFORMATION TECHNOLOGY (27.6%)
Accenture PLC Cl A	69	22,074
Adobe, Inc.*	52	29,937
Advanced Micro Devices, Inc.*	131	13,480
Akamai Technologies, Inc.*	17	1,778
Amphenol Corp. Cl A	64	4,687
Analog Devices, Inc.	58	9,714
ANSYS, Inc.*	9	3,064
Apple, Inc.	1,681	237,861
Applied Materials, Inc.	99	12,744
Arista Networks, Inc.*	6	2,062
Autodesk, Inc.*	24	6,844
Automatic Data Processing, Inc.	46	9,196
Broadcom, Inc.	45	21,822
Broadridge Financial Solutions, Inc.	12	2,000
Cadence Design Systems, Inc.*	30	4,543
CDW Corp.	15	2,730
Cisco Systems, Inc.	453	24,657
Citrix Systems, Inc.	13	1,396
Cognizant Technology Solutions Corp. Cl A	56	4,156
DXC Technology Co.*	27	907
Enphase Energy, Inc.*	14	2,100
F5 Networks, Inc.*	6	1,193
Fidelity National Information Svcs., Inc.	66	8,031
Fiserv, Inc.*	64	6,944
FleetCor Technologies, Inc.*	9	2,351
Fortinet, Inc.*	14	4,089
Gartner, Inc.*	9	2,735
Global Payments, Inc.	32	5,043
Hewlett Packard Enterprise Co.	140	1,995
HP, Inc.	128	3,502
Intel Corp.	437	23,283
International Business Machines Corp.	96	13,337

MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Intuit, Inc.	30	16,185
IPG Photonics Corp.*	4	634
Jack Henry & Associates, Inc.	8	1,312
Juniper Networks, Inc.	35	963
Keysight Technologies, Inc.*	20	3,286
KLA Corp.	17	5,687
Lam Research Corp.	16	9,106
Mastercard, Inc. Cl A	94	32,682
Microchip Technology, Inc.	29	4,451
Micron Technology, Inc.	121	8,589
Microsoft Corp.	806	227,227
Monolithic Power Systems, Inc.	5	2,423
Motorola Solutions, Inc.	18	4,182
NetApp, Inc.	24	2,154
NortonLifeLock, Inc.	63	1,594
NVIDIA Corp.	268	55,519
NXP Semiconductors NV	29	5,680
Oracle Corp.	178	15,509
Paychex, Inc.	34	3,823
Paycom Software, Inc.*	5	2,479
PayPal Hldgs., Inc.*	127	33,047
PTC, Inc.*	11	1,318
Qorvo, Inc.*	12	2,006
QUALCOMM, Inc.	121	15,607
Salesforce.com, Inc.*	104	28,207
Seagate Technology Hldgs. PLC	22	1,815
ServiceNow, Inc.*	22	13,690
Skyworks Solutions, Inc.	18	2,966
Synopsys, Inc.*	16	4,791
TE Connectivity Ltd.	35	4,803
Teledyne Technologies, Inc.*	6	2,577
Teradyne, Inc.	17	1,856
Texas Instruments, Inc.	100	19,221
Trimble, Inc.*	26	2,138
Tyler Technologies, Inc.*	5	2,293
VeriSign, Inc.*	11	2,255
Visa, Inc. Cl A	181	40,318
Western Digital Corp.*	33	1,863
Western Union Co.	44	890
Xilinx, Inc.	27	4,077
Zebra Technologies Corp. Cl A*	6	3,093

		1,082,571

MATERIALS (2.5%)
Air Products & Chemicals, Inc.	24	6,146
Albemarle Corp.	12	2,628
Amcor PLC	165	1,912
Avery Dennison Corp.	9	1,865
Ball Corp.	35	3,149
Celanese Corp. Cl A	12	1,808
CF Industries Hldgs., Inc.	23	1,284
Corteva, Inc.	78	3,282
Dow, Inc.	79	4,547
DuPont de Nemours, Inc.	56	3,807
Eastman Chemical Co.	14	1,410
Ecolab, Inc.	27	5,633
FMC Corp.	13	1,190
Freeport-McMoRan, Inc.	156	5,075

MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

International Flavors & Fragrances, Inc.	26	3,477
International Paper Co.	42	2,349
Linde PLC	56	16,429
LyondellBasell Industries NV Cl A	28	2,628
Martin Marietta Materials, Inc.	7	2,392
Mosaic Co.	37	1,322
Newmont Corp.	86	4,670
Nucor Corp.	32	3,152
Packaging Corp. of America	10	1,374
PPG Industries, Inc.	25	3,575
Sealed Air Corp.	16	877
Sherwin-Williams Co.	26	7,273
Vulcan Materials Co.	14	2,368
Westrock Co.	28	1,395

		97,017

REAL ESTATE (2.6%)
Alexandria Real Estate Equities, Inc.	15	2,866
American Tower Corp.	51	13,536
AvalonBay Communities, Inc.	15	3,325
Boston Properties, Inc.	16	1,734
CBRE Group, Inc. Cl A*	37	3,602
Crown Castle International Corp.	49	8,493
Digital Realty Trust, Inc.	32	4,622
Duke Realty Corp.	42	2,010
Equinix, Inc.	10	7,901
Equity Residential	38	3,075
Essex Property Trust, Inc.	7	2,238
Extra Space Storage, Inc.	14	2,352
Federal Realty Investment Trust	7	826
Host Hotels & Resorts, Inc.*	79	1,290
Iron Mountain, Inc.	32	1,390
Kimco Realty Corp.	69	1,432
Mid-America Apartment Communities, Inc.	12	2,241
Prologis, Inc.	83	10,411
Public Storage	17	5,051
Realty Income Corp.	43	2,789
Regency Centers Corp.	17	1,145
SBA Communications Corp. Cl A	13	4,297
Simon Property Group, Inc.	36	4,679
UDR, Inc.	32	1,695
Vornado Realty Trust	17	714
Welltower, Inc.	47	3,873
Weyerhaeuser Co.	83	2,952

		100,539

UTILITIES (2.4%)
AES Corp.	71	1,621
Alliant Energy Corp.	26	1,455
Ameren Corp.	27	2,187
American Electric Power Co., Inc.	53	4,302
American Water Works Co., Inc.	19	3,212
Atmos Energy Corp.	14	1,235
CenterPoint Energy, Inc.	63	1,550
CMS Energy Corp.	31	1,852
Consolidated Edison, Inc.	37	2,686
Dominion Energy, Inc.	86	6,280
DTE Energy Co.	20	2,234
Duke Energy Corp.	82	8,002

MUTUAL OF AMERICA INVESTMENT CORPORATION - CATHOLIC VALUES INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Edison International	40	2,219
Entergy Corp.	21	2,085
Evergy, Inc.	24	1,493
Eversource Energy	37	3,025
Exelon Corp.	104	5,027
FirstEnergy Corp.	58	2,066
NextEra Energy, Inc.	210	16,489
NiSource, Inc.	42	1,018
NRG Energy, Inc.	26	1,062
Pinnacle West Capital Corp.	12	868
PPL Corp.	82	2,286
Public Svc. Enterprise Group, Inc.	54	3,289
Sempra Energy	34	4,301
Southern Co.	113	7,003
WEC Energy Group, Inc.	33	2,911
Xcel Energy, Inc.	57	3,562

		95,320

TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $3,096,583) 99.9%		3,917,301

TOTAL INVESTMENTS (Cost: $3,096,583) 99.9%		3,917,301

OTHER NET ASSETS 0.1%		5,669

NET ASSETS 100.0%		$3,922,970

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (79.7%)
U.S. Treasury Note	AA+	0.25	03/15/24	5,000,000	4,982,617
U.S. Treasury Note	AA+	0.25	06/15/24	11,000,000	10,938,984
U.S. Treasury Note	AA+	0.38	09/30/27	41,300,000	39,409,234
U.S. Treasury Note	AA+	0.50	04/30/27	18,500,000	17,900,195
U.S. Treasury Note	AA+	0.50	06/30/27	46,500,000	44,887,031
U.S. Treasury Note	AA+	0.50	10/31/27	41,000,000	39,348,789
U.S. Treasury Note	AA+	0.63	03/31/27	23,100,000	22,541,449
U.S. Treasury Note	AA+	0.63	11/30/27	26,000,000	25,110,313
U.S. Treasury Note	AA+	0.63	05/15/30	6,250,000	5,833,496
U.S. Treasury Note	AA+	0.63	08/15/30	45,000,000	41,862,305
U.S. Treasury Note	AA+	0.75	05/31/26	31,000,000	30,739,648
U.S. Treasury Note	AA+	0.88	06/30/26	6,500,000	6,477,149
U.S. Treasury Note	AA+	1.25	08/31/24	22,855,000	23,347,811
U.S. Treasury Note	AA+	1.25	06/30/28	500,000	498,945
U.S. Treasury Note	AA+	1.38	06/30/23	19,450,000	19,839,000
U.S. Treasury Note	AA+	1.38	09/30/23	24,315,000	24,842,142
U.S. Treasury Note	AA+	1.50	10/31/21	9,580,000	9,591,258
U.S. Treasury Note	AA+	1.50	02/28/23	24,315,000	24,772,806
U.S. Treasury Note	AA+	1.50	09/30/24	4,865,000	5,007,339
U.S. Treasury Note	AA+	1.50	08/15/26	16,175,000	16,581,902
U.S. Treasury Note	AA+	1.63	10/31/23	8,755,000	8,993,027
U.S. Treasury Note	AA+	1.63	05/15/26	29,175,000	30,088,998
U.S. Treasury Note	AA+	1.63	09/30/26	4,620,000	4,763,653
U.S. Treasury Note	AA+	1.75	11/30/21	5,225,000	5,239,489
U.S. Treasury Note	AA+	1.75	02/28/22	14,590,000	14,692,586
U.S. Treasury Note	AA+	1.88	05/31/22	19,450,000	19,682,488
U.S. Treasury Note	AA+	2.00	05/31/24	24,315,000	25,314,195
U.S. Treasury Note	AA+	2.00	06/30/24	24,315,000	25,332,241
U.S. Treasury Note	AA+	2.38	04/30/26	18,480,000	19,692,750
U.S. Treasury Note	AA+	2.38	05/15/29	19,450,000	20,878,359
U.S. Treasury Note	AA+	2.50	01/31/24	19,450,000	20,413,383
U.S. Treasury Note	AA+	2.50	02/28/26	14,450,000	15,465,451
U.S. Treasury Note	AA+	2.75	05/31/23	13,500,000	14,066,895
U.S. Treasury Note	AA+	2.88	05/31/25	10,495,000	11,317,792

					650,453,720

CORPORATE DEBT (19.7%)
COMMUNICATION SERVICES (0.5%)
AT&T, Inc.	BBB	2.75	06/01/31	1,950,000	2,002,260
Comcast Corp.	A-	2.35	01/15/27	2,400,000	2,517,267

					4,519,527

CONSUMER DISCRETIONARY (2.3%)
Amazon.com, Inc.	AA	1.20	06/03/27	1,709,000	1,702,940
AutoZone, Inc.	BBB	3.70	04/15/22	290,000	292,800
Brunswick Corp.	BBB-	0.85	08/18/24	2,070,000	2,070,189
Dollar General Corp.	BBB	3.25	04/15/23	1,017,000	1,054,464
Harman International Industries, Inc.	A-	4.15	05/15/25	1,945,000	2,125,880
Kohl’s Corp.	BBB-	3.25	02/01/23	680,000	697,539
Lowe’s Cos., Inc.	BBB+	4.00	04/15/25	1,320,000	1,446,471
Marriott International, Inc.	BBB-	3.13	02/15/23	1,945,000	1,993,344
NVR, Inc.	BBB+	3.95	09/15/22	1,945,000	1,992,239
Tapestry, Inc.	BBB-	3.00	07/15/22	2,430,000	2,472,138
Travel + Leisure Co.	BB-	5.65	04/01/24	2,430,000	2,623,671

					18,471,675

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

CONSUMER STAPLES (1.0%)
Kellogg Co.	BBB	2.65	12/01/23	1,945,000	2,033,157
Keurig Dr Pepper, Inc.	BBB	3.13	12/15/23	2,910,000	3,063,369
Kroger Co.	BBB	2.95	11/01/21	1,945,000	1,944,960
Molson Coors Beverage Co.	BBB-	3.50	05/01/22	975,000	993,072

					8,034,558

FINANCIALS (8.3%)
Alleghany Corp.	BBB+	4.95	06/27/22	1,945,000	2,008,456
Allstate Corp.	A-	0.75	12/15/25	3,960,000	3,911,163
American International Group, Inc.	BBB+	4.13	02/15/24	1,945,000	2,099,636
Ares Capital Corp.	BBB-	3.63	01/19/22	2,430,000	2,445,986
Bank of America Corp.	A-	3.37	01/23/26	1,300,000	1,388,956
Block Financial LLC	BBB	5.50	11/01/22	2,402,000	2,467,776
Citigroup, Inc.	BBB+	2.90	12/08/21	4,000,000	4,010,199
Citizens Financial Group, Inc.	BBB	3.75	07/01/24	2,000,000	2,130,526
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	730,000	795,844
Fifth Third Bancorp	BBB	4.30	01/16/24	2,430,000	2,612,218
FS KKR Capital Corp.	NR	4.75	05/15/22	2,600,000	2,657,118
Goldman Sachs Group, Inc.	BBB+	3.20	02/23/23	2,430,000	2,517,613
Huntington Bancshares, Inc.	BBB+	2.30	01/14/22	2,675,000	2,686,063
Infinity Property & Casualty Corp.	BBB	5.00	09/19/22	1,945,000	2,026,279
JPMorgan Chase & Co.	A-	1.47	09/22/27	2,620,000	2,603,235
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	1,480,000	1,609,174
Legg Mason, Inc.	A	3.95	07/15/24	1,945,000	2,111,348
Lincoln National Corp.	A-	4.00	09/01/23	1,945,000	2,073,534
Morgan Stanley	BBB+	3.13	01/23/23	2,430,000	2,515,002
People’s United Bank N.A.	BBB+	4.00	07/15/24	1,750,000	1,868,759
PNC Bank N.A.	A-	3.80	07/25/23	2,500,000	2,642,026
Prospect Capital Corp.	BBB-	4.95	07/15/22	2,430,000	2,486,875
Prospect Capital Corp.	BBB-	5.88	03/15/23	1,870,000	1,963,103
Signet UK Finance PLC	BB-	4.70	06/15/24	1,945,000	1,983,900
Stifel Financial Corp.	BBB-	4.25	07/18/24	1,945,000	2,116,473
Synchrony Financial	BBB-	3.70	08/04/26	1,460,000	1,584,253
Unum Group	BBB	4.00	03/15/24	3,905,000	4,185,125
Voya Financial, Inc.	BBB+	3.65	06/15/26	1,945,000	2,134,897
WR Berkley Corp.	BBB+	4.63	03/15/22	1,945,000	1,982,040

					67,617,577

HEALTH CARE (2.2%)
AbbVie, Inc.	BBB+	2.85	05/14/23	2,430,000	2,513,935
Aetna, Inc.	BBB	2.80	06/15/23	2,430,000	2,515,682
Anthem, Inc.	A	2.88	09/15/29	2,900,000	3,052,737
Anthem, Inc.	A	3.13	05/15/22	1,945,000	1,978,416
CVS Health Corp.	BBB	3.38	08/12/24	575,000	613,552
CVS Health Corp.	BBB	3.88	07/20/25	1,460,000	1,598,423
Humana, Inc.	BBB+	3.85	10/01/24	2,430,000	2,629,374
Thermo Fisher Scientific, Inc.	BBB+	4.13	03/25/25	1,320,000	1,452,261
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	1,945,000	1,963,145

					18,317,525

INDUSTRIALS (2.0%)
3M Co.	A+	2.65	04/15/25	3,000,000	3,166,999
Deere & Co.	A	2.75	04/15/25	2,540,000	2,689,069
Flowserve Corp.	BBB-	3.50	09/15/22	1,945,000	1,991,223
General Dynamics Corp.	A-	3.25	04/01/25	1,320,000	1,416,806
JB Hunt Transport Svcs., Inc.	BBB+	3.30	08/15/22	1,945,000	1,982,951
Teledyne Technologies, Inc.	BBB	2.75	04/01/31	3,175,000	3,248,018
Verisk Analytics, Inc.	BBB	4.13	09/12/22	1,945,000	2,013,804

					16,508,870

MUTUAL OF AMERICA INVESTMENT CORPORATION - MID-TERM BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

INFORMATION TECHNOLOGY (1.3%)
Apple, Inc.	AA+	2.05	09/11/26	1,050,000	1,092,637
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	50,000	52,186
Global Payments, Inc.	BBB-	3.75	06/01/23	925,000	966,336
Intel Corp.	A+	3.40	03/25/25	2,000,000	2,161,370
Jabil, Inc.	BBB-	4.70	09/15/22	1,921,000	1,997,475
PayPal Hldgs., Inc.	A-	2.65	10/01/26	3,960,000	4,231,124

					10,501,128

MATERIALS (0.3%)
Freeport-McMoRan, Inc.	BB+	3.55	03/01/22	245,000	245,765
Southern Copper Corp.	BBB+	3.50	11/08/22	1,945,000	2,000,919

					2,246,684

REAL ESTATE (1.4%)
Boston Properties LP	BBB+	3.80	02/01/24	2,920,000	3,102,641
Crown Castle International Corp.	BBB-	3.15	07/15/23	2,430,000	2,536,927
Diversified Healthcare Trust	BB-	4.75	05/01/24	485,000	499,550
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	1,370,000	1,415,956
Omega Healthcare Investors, Inc.	BBB-	4.38	08/01/23	1,700,000	1,799,844
Omega Healthcare Investors, Inc.	BBB-	4.50	01/15/25	730,000	795,813
Service Properties Trust	BB-	5.00	08/15/22	1,265,000	1,272,906

					11,423,637

UTILITIES (0.4%)
Exelon Generation Co. LLC	BBB-	4.25	06/15/22	975,000	991,940
Southern Co.	BBB+	3.25	07/01/26	2,430,000	2,614,844

					3,606,784

TOTAL CORPORATE DEBT					161,247,965

TOTAL LONG-TERM DEBT SECURITIES (Cost: $802,462,281) 99.4%					811,701,685

				Shares	Value
COMMON STOCKS:
ENERGY (0.2%)
Diamond Offshore Drilling, Inc.*				50,816	294,733
Superior Energy Svcs., Inc.*				32,351	815,096	††
Valaris Ltd.*				8,695	303,282

					1,413,111

TOTAL COMMON STOCKS (Cost: $5,319,577) 0.2%					1,413,111

		Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.2%)
Citibank, New York Time Deposit		0.01	10/01/21	1,512,965	1,512,965

TOTAL TEMPORARY CASH INVESTMENT (Cost: $1,512,965) 0.2%					1,512,965

TOTAL INVESTMENTS (Cost: $809,294,823) 99.8%					814,627,761

OTHER NET ASSETS 0.2%					1,686,981

NET ASSETS 100.0%					$816,314,742

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (49.6%)
U.S. Treasury Bond	AA+	1.13	05/15/40	71,625,000	61,908,062
U.S. Treasury Bond	AA+	1.13	08/15/40	60,750,000	52,278,223
U.S. Treasury Bond	AA+	1.38	11/15/40	22,500,000	20,211,328
U.S. Treasury Bond	AA+	2.25	08/15/46	28,985,000	29,934,938
U.S. Treasury Bond	AA+	2.75	08/15/47	9,790,000	11,112,032
U.S. Treasury Bond	AA+	2.88	05/15/43	200,000	229,523
U.S. Treasury Bond	AA+	2.88	05/15/49	23,695,000	27,719,448
U.S. Treasury Note	AA+	0.50	04/30/27	15,000,000	14,513,672
U.S. Treasury Note	AA+	0.50	06/30/27	5,000,000	4,826,563
U.S. Treasury Note	AA+	0.63	03/31/27	70,000,000	68,307,422
U.S. Treasury Note	AA+	0.63	12/31/27	60,000,000	57,885,937
U.S. Treasury Note	AA+	0.63	05/15/30	74,425,000	69,465,272
U.S. Treasury Note	AA+	1.13	02/29/28	50,000,000	49,685,547
U.S. Treasury Note	AA+	1.13	08/31/28	5,000,000	4,940,625
U.S. Treasury Note	AA+	1.25	05/31/28	18,400,000	18,373,406
U.S. Treasury Note	AA+	1.25	06/30/28	36,950,000	36,872,058
U.S. Treasury Note	AA+	1.25	09/30/28	7,000,000	6,970,469
U.S. Treasury Note	AA+	1.50	08/15/26	3,150,000	3,229,242
U.S. Treasury Note	AA+	1.50	02/15/30	5,800,000	5,836,930
U.S. Treasury Note	AA+	1.63	08/15/29	49,705,000	50,625,319
U.S. Treasury Note	AA+	2.25	02/15/27	43,480,000	46,183,912
U.S. Treasury Note	AA+	2.25	08/15/27	74,145,000	78,805,129
U.S. Treasury Note	AA+	2.25	11/15/27	50,535,000	53,719,100
U.S. Treasury Note	AA+	2.38	05/15/27	51,395,000	54,968,559
U.S. Treasury Note	AA+	2.38	05/15/29	2,000,000	2,146,875
U.S. Treasury Note	AA+	2.63	02/15/29	49,655,000	54,139,467
U.S. Treasury Note	AA+	2.88	05/15/28	39,165,000	43,196,241
U.S. Treasury Note	AA+	3.13	11/15/28	3,915,000	4,398,564
U.S. Treasury Strip	AA+	0.00	08/15/25	4,000,000	3,878,941
U.S. Treasury Strip	AA+	0.00	08/15/26	19,580,000	18,587,834
U.S. Treasury Strip	AA+	0.00	08/15/28	20,580,000	18,687,986
U.S. Treasury Strip	AA+	0.00	08/15/29	20,680,000	18,376,179
U.S. Treasury Strip	AA+	0.00	08/15/33	9,790,000	7,894,807
U.S. Treasury Strip	AA+	0.00	08/15/35	9,790,000	7,515,580
U.S. Treasury Strip	AA+	0.00	08/15/37	9,790,000	7,134,248

					1,014,559,438

U.S. GOVERNMENT AGENCIES (32.0%)
MORTGAGE-BACKED OBLIGATIONS (32.0%)
FHLMC	AA+	2.00	09/01/35	1,772,063	1,826,501
FHLMC	AA+	2.00	11/01/40	13,130,752	13,313,346
FHLMC	AA+	2.00	06/01/50	2,530,695	2,539,406
FHLMC	AA+	2.00	11/01/50	3,818,815	3,831,960
FHLMC	AA+	2.00	11/01/50	4,240,025	4,254,620
FHLMC	AA+	2.00	11/01/50	2,942,440	2,944,290
FHLMC	AA+	2.00	12/01/50	5,225,718	5,279,501
FHLMC	AA+	2.00	02/01/51	4,025,494	4,074,291
FHLMC	AA+	2.00	04/01/51	3,307,357	3,318,741
FHLMC	AA+	2.00	05/01/51	1,542,924	1,562,010
FHLMC	AA+	2.50	09/01/27	546,373	571,896
FHLMC	AA+	2.50	09/01/27	18,996	19,888
FHLMC	AA+	2.50	12/01/27	571,004	597,175
FHLMC	AA+	2.50	06/01/35	2,693,917	2,812,002
FHLMC	AA+	2.50	10/01/40	4,235,593	4,383,959
FHLMC	AA+	2.50	10/01/49	2,267,204	2,345,688

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

FHLMC	AA+	2.50	01/01/50	1,350,312	1,380,076
FHLMC	AA+	2.50	01/01/50	1,530,229	1,579,526
FHLMC	AA+	2.50	05/01/50	4,363,578	4,526,844
FHLMC	AA+	2.50	06/01/50	4,198,547	4,332,726
FHLMC	AA+	2.50	10/01/50	4,742,189	4,894,975
FHLMC	AA+	2.50	02/01/51	1,399,646	1,454,248
FHLMC	AA+	2.50	02/01/51	1,502,138	1,569,323
FHLMC	AA+	2.50	04/01/51	5,735,524	5,935,791
FHLMC	AA+	2.50	04/01/51	2,423,702	2,506,730
FHLMC	AA+	2.50	04/01/51	6,673,007	6,886,266
FHLMC	AA+	2.50	04/01/51	1,202,743	1,241,683
FHLMC	AA+	2.50	05/01/51	7,880,071	8,215,852
FHLMC	AA+	2.50	05/01/51	9,925,944	10,299,630
FHLMC	AA+	3.00	06/01/27	343,369	361,670
FHLMC	AA+	3.00	06/01/27	13,127	13,830
FHLMC	AA+	3.00	08/01/27	11,617	12,222
FHLMC	AA+	3.00	08/01/27	181,539	190,942
FHLMC	AA+	3.00	02/01/32	2,322,593	2,467,501
FHLMC	AA+	3.00	07/01/35	1,138,096	1,203,711
FHLMC	AA+	3.00	10/15/37	158,209	159,709
FHLMC	AA+	3.00	12/15/40	9,881	9,890
FHLMC	AA+	3.00	07/01/42	280,298	302,643
FHLMC	AA+	3.00	11/01/42	24,028	25,825
FHLMC	AA+	3.00	11/01/42	632,984	655,175
FHLMC	AA+	3.00	03/01/43	883,600	951,677
FHLMC	AA+	3.00	04/01/43	1,317,697	1,419,512
FHLMC	AA+	3.00	04/01/43	23,804	25,737
FHLMC	AA+	3.00	04/01/43	4,192,989	4,521,654
FHLMC	AA+	3.00	04/01/43	7,241,213	7,727,778
FHLMC	AA+	3.00	09/15/43	510,914	516,425
FHLMC	AA+	3.00	04/15/44	331,041	341,538
FHLMC	AA+	3.00	04/15/45	319,340	322,721
FHLMC	AA+	3.00	09/01/46	2,642,025	2,844,546
FHLMC	AA+	3.00	09/01/46	1,074,693	1,129,046
FHLMC	AA+	3.00	11/01/46	367,159	378,400
FHLMC	AA+	3.00	05/01/49	3,469,668	3,641,759
FHLMC	AA+	3.00	11/01/49	2,253,194	2,370,044
FHLMC	AA+	3.00	11/01/49	1,942,003	2,049,147
FHLMC	AA+	3.00	12/01/49	2,194,500	2,300,599
FHLMC	AA+	3.00	02/01/50	2,696,925	2,856,115
FHLMC	AA+	3.00	04/01/51	1,266,436	1,332,671
FHLMC	AA+	3.50	02/01/35	1,097,450	1,182,070
FHLMC	AA+	3.50	02/01/35	604,433	651,073
FHLMC	AA+	3.50	04/01/35	543,338	582,825
FHLMC	AA+	3.50	02/01/36	514,484	554,188
FHLMC	AA+	3.50	11/01/39	3,184,163	3,384,648
FHLMC	AA+	3.50	01/01/41	486,444	526,558
FHLMC	AA+	3.50	05/01/42	31,471	34,284
FHLMC	AA+	3.50	07/01/42	1,099,903	1,208,730
FHLMC	AA+	3.50	01/01/43	24,757	26,961
FHLMC	AA+	3.50	04/01/43	31,033	33,468
FHLMC	AA+	3.50	06/01/43	995,183	1,070,088
FHLMC	AA+	3.50	11/01/43	29,710	32,264
FHLMC	AA+	3.50	01/01/44	11,608,718	12,597,584
FHLMC	AA+	3.50	05/15/44	85,071	85,241
FHLMC	AA+	3.50	04/01/45	999,422	1,083,496
FHLMC	AA+	3.50	07/01/45	39,156	42,848

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

FHLMC	AA+	3.50	07/01/45	1,174,683	1,285,014
FHLMC	AA+	3.50	09/01/45	682,480	735,824
FHLMC	AA+	3.50	11/01/45	3,365,476	3,623,398
FHLMC	AA+	3.50	08/01/46	1,188,655	1,288,503
FHLMC	AA+	3.50	08/01/47	3,653,470	3,890,897
FHLMC	AA+	3.50	12/01/47	622,041	661,851
FHLMC	AA+	3.50	02/01/50	2,144,222	2,286,341
FHLMC	AA+	4.00	02/01/25	21,523	22,803
FHLMC	AA+	4.00	05/01/26	79,544	84,521
FHLMC	AA+	4.00	11/01/33	24,003	25,504
FHLMC	AA+	4.00	12/01/33	672,732	740,521
FHLMC	AA+	4.00	01/01/38	94,305	104,926
FHLMC	AA+	4.00	01/01/38	1,681,935	1,870,847
FHLMC	AA+	4.00	12/15/38	5,019	5,019
FHLMC	AA+	4.00	01/15/40	2,000,000	2,086,165
FHLMC	AA+	4.00	03/01/41	9,350	10,246
FHLMC	AA+	4.00	07/01/41	16,656	18,539
FHLMC	AA+	4.00	07/01/41	499,048	555,285
FHLMC	AA+	4.00	11/01/42	9,009	9,874
FHLMC	AA+	4.00	10/01/44	433,827	477,952
FHLMC	AA+	4.00	10/01/44	885,402	979,138
FHLMC	AA+	4.00	10/01/44	25,083	27,733
FHLMC	AA+	4.00	10/01/44	752,477	831,778
FHLMC	AA+	4.00	02/01/45	2,820,710	3,146,335
FHLMC	AA+	4.00	06/01/45	36,798	40,663
FHLMC	AA+	4.00	05/01/47	623,784	673,439
FHLMC	AA+	4.00	02/01/48	548,726	589,452
FHLMC	AA+	4.00	05/01/48	261,408	279,772
FHLMC	AA+	4.50	03/01/34	5,136	5,678
FHLMC	AA+	4.50	02/01/44	15,899	17,634
FHLMC	AA+	4.50	05/01/48	684,830	743,636
FHLMC	AA+	4.50	05/01/48	1,188,408	1,292,063
FHLMC	AA+	5.00	02/01/26	803	881
FHLMC	AA+	5.00	10/01/40	276,453	311,344
FHLMC	AA+	5.50	07/01/32	2,348	2,694
FHLMC	AA+	5.50	01/15/33	91,723	103,851
FHLMC	AA+	5.50	05/01/33	717	802
FHLMC	AA+	5.50	06/01/37	13,605	15,819
FHLMC	AA+	6.00	07/15/29	52,509	58,613
FHLMC ARM	AA+	2.09	04/01/37	45,809	48,510
FHLMC Strip	AA+	3.00	01/15/43	1,130,008	1,167,917
FHLMC Strip	AA+	3.50	10/15/47	745,017	789,139
FNMA	AA+	1.83	09/01/51	10,743,089	10,905,096
FNMA	AA+	2.00	03/01/35	6,249,961	6,447,834
FNMA	AA+	2.00	04/01/35	1,826,101	1,884,748
FNMA	AA+	2.00	05/01/35	8,009,146	8,255,190
FNMA	AA+	2.00	11/01/35	6,936,664	7,149,761
FNMA	AA+	2.00	02/01/36	983,081	1,013,282
FNMA	AA+	2.00	07/01/36	7,099,435	7,317,532
FNMA	AA+	2.00	08/01/40	2,353,442	2,373,082
FNMA	AA+	2.00	03/01/41	6,660,029	6,752,772
FNMA	AA+	2.00	10/01/50	4,621,348	4,647,327
FNMA	AA+	2.00	10/01/50	2,923,870	2,933,934
FNMA	AA+	2.00	10/01/50	5,021,937	5,039,223
FNMA	AA+	2.00	10/01/50	3,709,747	3,738,173
FNMA	AA+	2.00	03/01/51	7,911,356	8,024,157
FNMA	AA+	2.00	08/01/51	7,186,560	7,213,513

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

FNMA	AA+	2.25	01/01/28	950,786	984,766
FNMA	AA+	2.50	01/01/33	239,037	247,394
FNMA	AA+	2.50	02/01/33	755,115	781,057
FNMA	AA+	2.50	05/01/35	1,164,913	1,216,237
FNMA	AA+	2.50	06/01/35	3,238,606	3,381,797
FNMA	AA+	2.50	07/01/35	1,289,225	1,346,019
FNMA	AA+	2.50	07/01/35	3,750,507	3,915,937
FNMA	AA+	2.50	09/01/35	5,494,957	5,737,390
FNMA	AA+	2.50	10/01/35	8,509,870	8,933,503
FNMA	AA+	2.50	05/01/43	985,766	1,010,289
FNMA	AA+	2.50	05/01/46	8,995,033	9,307,097
FNMA	AA+	2.50	05/01/46	585,553	606,714
FNMA	AA+	2.50	06/01/50	5,179,244	5,346,372
FNMA	AA+	2.50	10/01/50	4,504,956	4,650,430
FNMA	AA+	2.50	10/01/50	4,100,454	4,252,426
FNMA	AA+	2.50	10/01/50	1,895,991	1,964,963
FNMA	AA+	2.50	10/01/50	1,061,640	1,102,530
FNMA	AA+	2.50	11/01/50	1,984,671	2,064,955
FNMA	AA+	2.50	12/01/50	3,417,930	3,557,108
FNMA	AA+	2.50	12/01/50	1,997,957	2,066,228
FNMA	AA+	2.50	12/01/50	2,235,494	2,312,507
FNMA	AA+	2.50	01/01/51	11,905,084	12,339,045
FNMA	AA+	2.50	02/01/51	1,038,873	1,072,503
FNMA	AA+	2.50	03/01/51	1,686,063	1,746,079
FNMA	AA+	2.50	03/01/51	7,429,918	7,779,951
FNMA	AA+	2.50	03/01/51	8,371,298	8,728,064
FNMA	AA+	2.50	04/01/51	11,896,854	12,291,732
FNMA	AA+	2.50	04/01/51	5,885,406	6,176,757
FNMA	AA+	2.50	04/01/51	6,370,851	6,589,158
FNMA	AA+	2.50	04/01/51	4,740,358	4,913,752
FNMA	AA+	2.50	04/01/51	2,365,385	2,441,959
FNMA	AA+	2.50	05/01/51	3,358,481	3,509,404
FNMA	AA+	2.50	05/01/51	3,921,431	4,046,754
FNMA	AA+	2.50	05/01/51	1,163,174	1,200,412
FNMA	AA+	2.50	05/01/51	1,810,143	1,874,589
FNMA	AA+	2.50	06/01/51	2,141,775	2,211,113
FNMA	AA+	2.50	08/01/51	5,303,510	5,486,677
FNMA	AA+	2.50	08/01/51	12,850,907	13,312,657
FNMA	AA+	2.50	08/01/51	1,371,141	1,418,495
FNMA	AA+	2.68	12/01/26	3,000,000	3,143,419
FNMA	AA+	3.00	06/01/33	803,589	854,829
FNMA	AA+	3.00	07/01/33	1,082,737	1,155,775
FNMA	AA+	3.00	09/01/33	1,282,212	1,370,207
FNMA	AA+	3.00	03/01/36	1,180,108	1,251,081
FNMA	AA+	3.00	09/01/40	1,373,194	1,441,145
FNMA	AA+	3.00	04/25/42	323,315	328,294
FNMA	AA+	3.00	12/01/42	463,278	479,168
FNMA	AA+	3.00	12/01/42	675,987	717,488
FNMA	AA+	3.00	02/01/43	22,274	23,593
FNMA	AA+	3.00	03/01/43	16,793	18,151
FNMA	AA+	3.00	09/01/43	48,283	51,422
FNMA	AA+	3.00	02/01/45	1,079,535	1,173,518
FNMA	AA+	3.00	03/01/45	334,643	345,806
FNMA	AA+	3.00	09/01/46	1,914,057	2,033,143
FNMA	AA+	3.00	01/01/47	378,822	390,516
FNMA	AA+	3.00	12/01/47	224,746	236,058
FNMA	AA+	3.00	03/01/48	391,956	414,587

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

FNMA	AA+	3.00	03/01/50	1,692,143	1,777,016
FNMA	AA+	3.00	03/01/50	12,060,328	12,872,402
FNMA	AA+	3.00	05/01/50	3,296,602	3,497,993
FNMA	AA+	3.00	06/01/50	5,368,792	5,643,808
FNMA	AA+	3.00	08/01/50	3,771,640	3,970,945
FNMA	AA+	3.50	03/25/28	34,753	35,160
FNMA	AA+	3.50	03/01/32	403,195	434,879
FNMA	AA+	3.50	09/01/32	24,377	26,122
FNMA	AA+	3.50	07/01/34	845,122	910,469
FNMA	AA+	3.50	10/01/34	945,583	1,006,230
FNMA	AA+	3.50	02/01/35	794,145	859,615
FNMA	AA+	3.50	08/01/38	22,932	24,861
FNMA	AA+	3.50	03/01/41	896,258	984,917
FNMA	AA+	3.50	10/01/41	613,787	650,936
FNMA	AA+	3.50	12/01/41	456,319	478,944
FNMA	AA+	3.50	04/01/42	583,218	616,395
FNMA	AA+	3.50	08/01/42	23,496	25,578
FNMA	AA+	3.50	12/01/42	1,121,126	1,166,836
FNMA	AA+	3.50	01/01/43	578,834	625,612
FNMA	AA+	3.50	08/01/43	2,188,340	2,365,218
FNMA	AA+	3.50	08/01/43	1,052,950	1,145,850
FNMA	AA+	3.50	10/01/43	224,459	228,749
FNMA	AA+	3.50	01/01/44	213,097	222,670
FNMA	AA+	3.50	08/01/44	1,514,504	1,583,498
FNMA	AA+	3.50	04/01/45	2,012,431	2,180,606
FNMA	AA+	3.50	04/01/45	1,175,583	1,276,203
FNMA	AA+	3.50	05/01/45	1,516,078	1,640,533
FNMA	AA+	3.50	10/01/45	1,723,801	1,867,178
FNMA	AA+	3.50	02/01/46	879,794	945,649
FNMA	AA+	3.50	02/01/46	2,410,896	2,604,206
FNMA	AA+	3.50	08/01/46	1,198,734	1,293,065
FNMA	AA+	3.50	12/01/46	458,592	487,792
FNMA	AA+	3.50	09/01/47	1,772,042	1,919,966
FNMA	AA+	3.50	11/01/47	7,990,346	8,514,955
FNMA	AA+	3.50	04/01/48	462,127	487,905
FNMA	AA+	3.50	08/01/49	3,708,195	3,938,830
FNMA	AA+	3.50	02/01/50	1,834,572	1,978,110
FNMA	AA+	3.50	03/01/50	5,268,095	5,610,078
FNMA	AA+	3.53	01/01/26	5,000,000	5,285,523
FNMA	AA+	4.00	07/25/26	1,084,003	1,099,677
FNMA	AA+	4.00	01/01/31	27,211	29,349
FNMA	AA+	4.00	03/01/35	192,673	211,923
FNMA	AA+	4.00	06/01/36	424,858	465,432
FNMA	AA+	4.00	10/01/36	454,464	497,429
FNMA	AA+	4.00	10/01/40	486,827	543,624
FNMA	AA+	4.00	11/01/40	8,496	9,321
FNMA	AA+	4.00	01/01/41	38,065	42,029
FNMA	AA+	4.00	05/01/41	205,646	218,067
FNMA	AA+	4.00	05/01/43	3,071,810	3,382,704
FNMA	AA+	4.00	01/01/44	6,115,497	6,734,936
FNMA	AA+	4.00	09/01/45	316,442	345,881
FNMA	AA+	4.00	11/01/45	641,605	694,735
FNMA	AA+	4.00	02/01/47	1,891,321	2,070,539
FNMA	AA+	4.00	11/01/47	747,561	805,184
FNMA	AA+	4.00	04/01/48	376,213	404,414
FNMA	AA+	4.00	04/01/49	8,620,247	9,244,578
FNMA	AA+	4.00	02/01/50	217,419	232,817

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

FNMA	AA+	4.00	03/01/50	575,022	615,750
FNMA	AA+	4.00	03/01/50	7,028,238	7,654,370
FNMA	AA+	4.00	07/01/56	3,636,522	4,078,150
FNMA	AA+	4.50	05/01/30	4,125	4,500
FNMA	AA+	4.50	05/01/34	2,639	2,918
FNMA	AA+	4.50	06/01/34	3,262	3,565
FNMA	AA+	4.50	08/01/35	4,483	4,984
FNMA	AA+	4.50	05/01/39	445,380	499,342
FNMA	AA+	4.50	05/01/39	333,481	373,895
FNMA	AA+	4.50	12/01/39	2,024,157	2,244,378
FNMA	AA+	4.50	05/01/40	204,978	215,142
FNMA	AA+	4.50	07/01/40	1,231,590	1,332,320
FNMA	AA+	4.50	10/01/40	69,849	78,304
FNMA	AA+	4.50	07/01/42	4,555,048	5,100,891
FNMA	AA+	4.50	03/01/44	507,419	561,981
FNMA	AA+	4.50	04/01/44	1,104,378	1,222,525
FNMA	AA+	4.50	11/01/47	1,393,473	1,538,967
FNMA	AA+	4.50	11/01/47	1,712,722	1,883,941
FNMA	AA+	4.50	11/01/47	1,570,259	1,724,948
FNMA	AA+	4.50	02/01/49	476,165	516,209
FNMA	AA+	5.00	06/01/33	4,228	4,805
FNMA	AA+	5.00	09/01/33	3,415	3,818
FNMA	AA+	5.00	10/01/33	5,006	5,700
FNMA	AA+	5.00	11/01/33	6,605	7,519
FNMA	AA+	5.00	03/01/34	1,110	1,265
FNMA	AA+	5.00	04/01/34	947	1,080
FNMA	AA+	5.00	04/01/34	1,858	2,082
FNMA	AA+	5.00	04/01/35	2,956	3,372
FNMA	AA+	5.00	06/01/35	1,181	1,347
FNMA	AA+	5.00	09/01/35	1,851	2,111
FNMA	AA+	5.00	11/25/35	308,689	347,103
FNMA	AA+	5.00	10/01/36	2,297	2,617
FNMA	AA+	5.00	08/01/37	2,137,033	2,421,976
FNMA	AA+	5.00	05/01/39	265,341	295,861
FNMA	AA+	5.00	06/01/40	4,374	4,917
FNMA	AA+	5.50	01/01/24	25,344	28,270
FNMA	AA+	5.50	03/01/24	50,297	56,104
FNMA	AA+	5.50	08/01/25	1,284	1,447
FNMA	AA+	5.50	11/01/26	25,419	28,364
FNMA	AA+	5.50	03/01/33	124,032	134,671
FNMA	AA+	5.50	09/01/33	1,920	2,183
FNMA	AA+	5.50	10/01/33	5,020	5,711
FNMA	AA+	5.50	03/01/34	400	447
FNMA	AA+	5.50	03/01/34	1,763	2,037
FNMA	AA+	5.50	07/01/34	2,475	2,800
FNMA	AA+	5.50	09/01/34	703	794
FNMA	AA+	5.50	09/01/34	4,621	5,215
FNMA	AA+	5.50	10/01/34	1,578	1,831
FNMA	AA+	5.50	02/01/35	2,325	2,701
FNMA	AA+	5.50	02/01/35	2,264	2,615
FNMA	AA+	5.50	04/01/35	2,060	2,339
FNMA	AA+	5.50	08/01/35	2,112	2,382
FNMA	AA+	5.50	02/25/37	13,211	14,329
FNMA	AA+	5.50	06/01/37	2,907	3,374
FNMA	AA+	5.50	05/01/38	1,904,259	2,194,656
FNMA	AA+	5.50	06/01/48	43,265	48,258
FNMA	AA+	6.00	04/01/23	350	392

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

FNMA	AA+	6.00	03/01/28	53,766	60,300
FNMA	AA+	6.00	04/01/32	62	62
FNMA	AA+	6.00	05/01/32	72,729	85,188
FNMA	AA+	6.00	04/01/33	200,378	225,938
FNMA	AA+	6.00	05/01/33	5,605	6,294
FNMA	AA+	6.00	09/01/34	2,120	2,380
FNMA	AA+	6.00	10/01/34	5,306	5,964
FNMA	AA+	6.00	01/01/37	69,260	81,789
FNMA	AA+	6.00	05/01/37	13,322	14,798
FNMA	AA+	6.00	08/01/37	47,743	56,371
FNMA	AA+	6.00	12/01/37	501	592
FNMA	AA+	6.00	10/25/44	287,119	327,783
FNMA	AA+	6.00	12/25/49	175,608	196,230
FNMA	AA+	6.50	05/01/32	77,340	86,868
FNMA	AA+	6.50	07/01/34	1,757	1,997
FNMA	AA+	6.50	09/01/34	399	449
FNMA	AA+	6.50	09/01/36	14,232	15,893
FNMA	AA+	6.50	05/01/37	81,555	87,237
FNMA	AA+	6.50	07/01/37	6,832	7,673
FNMA	AA+	6.50	05/01/38	6,726	7,555
FNMA	AA+	7.00	04/01/32	297	330
FNMA	AA+	7.00	01/25/44	174,231	198,988
FNMA	AA+	7.50	06/01/31	154	177
FNMA	AA+	7.50	02/01/32	620	718
FNMA	AA+	7.50	06/01/32	23,105	27,536
FNMA	AA+	8.00	04/01/32	16,526	17,444
FNMA Strip	AA+	3.00	08/25/42	458,540	486,500
FRESB Multifamily Mortgage	AA+	2.37	10/25/26	1,042,021	1,050,718
FRESB Multifamily Mortgage	AA+	3.61	10/25/28	1,026,783	1,083,944
GNMA (3)	AA+	2.00	04/20/32	921,109	949,107
GNMA (3)	AA+	2.00	06/20/35	2,352,202	2,406,399
GNMA (3)	AA+	2.00	07/20/50	4,188,116	4,203,128
GNMA (3)	AA+	2.00	09/20/50	1,863,703	1,891,967
GNMA (3)	AA+	2.50	12/20/50	6,488,911	6,697,304
GNMA (3)	AA+	2.50	03/20/51	2,038,387	2,098,659
GNMA (3)	AA+	3.00	07/16/36	1,406,756	1,465,392
GNMA (3)	AA+	3.00	01/15/46	956,545	1,048,633
GNMA (3)	AA+	3.00	03/15/46	3,872,609	4,245,775
GNMA (3)	AA+	3.00	07/15/46	2,180,214	2,390,354
GNMA (3)	AA+	3.00	02/20/47	1,579,031	1,665,919
GNMA (3)	AA+	3.50	02/20/42	513,345	534,769
GNMA (3)	AA+	3.50	07/15/42	1,048,267	1,131,191
GNMA (3)	AA+	3.50	11/15/42	293,936	309,714
GNMA (3)	AA+	3.50	03/20/45	1,552,159	1,652,300
GNMA (3)	AA+	3.50	05/20/45	1,579,648	1,721,142
GNMA (3)	AA+	3.50	12/20/50	940,255	988,755
GNMA (3)	AA+	3.70	05/15/42	529,810	577,878
GNMA (3)	AA+	4.00	01/20/41	644,905	699,179
GNMA (3)	AA+	4.00	03/15/41	266,603	295,987
GNMA (3)	AA+	4.00	08/15/41	426,701	474,112
GNMA (3)	AA+	4.00	11/15/41	420,312	468,070
GNMA (3)	AA+	4.00	12/15/41	782,278	869,015
GNMA (3)	AA+	4.00	01/15/42	31,918	35,437
GNMA (3)	AA+	4.00	08/20/42	388,974	420,353
GNMA (3)	AA+	4.00	09/20/50	449,177	477,217
GNMA (3)	AA+	4.25	04/20/41	410,229	445,081
GNMA (3)	AA+	4.29	04/15/41	19,244	21,121

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

GNMA (3)	AA+	4.50	06/20/30	20,622	22,397
GNMA (3)	AA+	4.50	09/15/30	232,521	260,723
GNMA (3)	AA+	4.50	04/20/31	8,513	9,178
GNMA (3)	AA+	4.50	06/20/34	132,085	146,118
GNMA (3)	AA+	4.50	09/15/40	608,708	687,822
GNMA (3)	AA+	4.50	10/15/40	595,516	689,940
GNMA (3)	AA+	4.50	10/15/40	41,334	46,026
GNMA (3)	AA+	4.50	10/20/43	20,672	22,532
GNMA (3)	AA+	5.00	06/20/39	542,314	607,174
GNMA (3)	AA+	5.00	05/15/40	64,386	74,059
GNMA (3)	AA+	5.00	06/20/40	44,217	47,790
GNMA (3)	AA+	5.50	01/15/36	5,779	6,449
GNMA (3)	AA+	6.50	04/15/31	5,733	6,405
GNMA (3)	AA+	6.50	10/15/31	252	292
GNMA (3)	AA+	6.50	12/15/31	10,669	11,918
GNMA (3)	AA+	6.50	05/15/32	14,374	16,059
GNMA (3)	AA+	7.00	05/15/31	268	313
GNMA (3)	AA+	7.00	05/15/32	2,225	2,299
GNMA (3)	AA+	7.00	10/20/38	200	219
Vendee Mortgage Trust (3)	AA+	5.25	01/15/32	38,491	38,709

					654,226,932

CORPORATE DEBT (17.6%)
COMMUNICATION SERVICES (0.2%)
AT&T, Inc.	BBB	2.75	06/01/31	4,900,000	5,031,319

CONSUMER DISCRETIONARY (3.2%)
Amazon.com, Inc.	AA	1.20	06/03/27	4,100,000	4,085,461
Amazon.com, Inc.	AA	5.20	12/03/25	4,995,000	5,807,754
AutoZone, Inc.	BBB	3.25	04/15/25	1,960,000	2,094,302
AutoZone, Inc.	BBB	3.70	04/15/22	685,000	691,613
Brinker International, Inc.	B	3.88	05/15/23	3,925,000	4,050,600
Brunswick Corp.	BBB-	2.40	08/18/31	5,310,000	5,134,133
Dollar General Corp.	BBB	3.25	04/15/23	4,000,000	4,147,353
Harman International Industries, Inc.	A-	4.15	05/15/25	4,970,000	5,432,197
Kohl’s Corp.	BBB-	3.25	02/01/23	1,794,000	1,840,273
Lowe’s Cos., Inc.	BBB+	3.12	04/15/22	2,035,000	2,051,363
Lowe’s Cos., Inc.	BBB+	4.00	04/15/25	3,270,000	3,583,303
Marriott International, Inc.	BBB-	3.13	02/15/23	2,935,000	3,007,951
Mattel, Inc.	B+	3.15	03/15/23	1,960,000	1,994,300
McDonald’s Corp.	BBB+	3.50	07/01/27	4,305,000	4,756,137
NVR, Inc.	BBB+	3.95	09/15/22	4,000,000	4,097,149
O’Reilly Automotive, Inc.	BBB	3.80	09/01/22	3,255,000	3,328,423
Tapestry, Inc.	BBB-	4.25	04/01/25	2,450,000	2,647,255
Travel + Leisure Co.	BB-	3.90	03/01/23	4,000,000	4,100,000
Whirlpool Corp.	BBB	3.70	05/01/25	1,960,000	2,121,616

					64,971,183

CONSUMER STAPLES (0.7%)
Church & Dwight Co., Inc.	BBB+	2.88	10/01/22	50,000	51,238
Kroger Co.	BBB	2.95	11/01/21	4,730,000	4,729,689
Mead Johnson Nutrition Co.	A-	4.13	11/15/25	1,910,000	2,126,892
Molson Coors Beverage Co.	BBB-	3.50	05/01/22	3,030,000	3,086,162
Sysco Corp.	BBB	2.60	06/12/22	55,000	55,859
Sysco Corp.	BBB	3.75	10/01/25	3,550,000	3,885,940

					13,935,780

ENERGY (0.4%)
Devon Energy Corp.	BBB-	5.85	12/15/25	2,450,000	2,834,782
Kinder Morgan Energy Partners LP	BBB	4.30	05/01/24	4,895,000	5,278,395

					8,113,177

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

FINANCIALS (6.1%)
Alleghany Corp.	BBB+	4.95	06/27/22	1,960,000	2,023,945
Allstate Corp.	A-	0.75	12/15/25	9,875,000	9,753,216
American Express Co.	BBB	3.63	12/05/24	4,895,000	5,308,704
American International Group, Inc.	BBB+	3.75	07/10/25	4,895,000	5,328,309
Bank of America Corp.	A-	3.37	01/23/26	3,250,000	3,472,390
Bank of America Corp.	BBB+	3.95	04/21/25	4,970,000	5,416,119
Block Financial LLC	BBB	5.25	10/01/25	2,985,000	3,364,841
Block Financial LLC	BBB	5.50	11/01/22	2,235,000	2,296,203
Citigroup, Inc.	BBB+	2.90	12/08/21	5,325,000	5,338,578
Citigroup, Inc.	BBB	3.88	03/26/25	4,895,000	5,316,213
Citizens Financial Group, Inc.	BBB	3.75	07/01/24	5,000,000	5,326,315
Fairfax U.S., Inc.†	BBB-	4.88	08/13/24	3,475,000	3,788,435
Fifth Third Bancorp	BBB	4.30	01/16/24	4,895,000	5,262,061
Goldman Sachs Group, Inc.	BBB+	3.63	01/22/23	25,000	26,056
JPMorgan Chase & Co.	A-	1.47	09/22/27	6,245,000	6,205,039
JPMorgan Chase & Co.	BBB+	3.88	09/10/24	4,895,000	5,322,234
Kemper Corp.	BBB	4.35	02/15/25	1,960,000	2,128,330
Lincoln National Corp.	A-	4.00	09/01/23	3,915,000	4,173,720
Moody’s Corp.	BBB+	4.50	09/01/22	3,965,000	4,070,666
Old Republic International Corp.	BBB+	3.88	08/26/26	4,895,000	5,419,898
People’s United Bank N.A.	BBB+	4.00	07/15/24	2,000,000	2,135,725
Prudential Financial, Inc.	A	4.50	11/16/21	1,000,000	999,889
Reinsurance Group of America, Inc.	A	4.70	09/15/23	980,000	1,053,805
Signet UK Finance PLC	BB-	4.70	06/15/24	4,945,000	5,043,900
Stifel Financial Corp.	BBB-	4.25	07/18/24	1,520,000	1,654,005
Synchrony Financial	BBB-	3.70	08/04/26	2,745,000	2,978,612
Unum Group	BBB	4.00	03/15/24	7,620,000	8,166,620
Voya Financial, Inc.	BBB+	3.65	06/15/26	4,970,000	5,455,238
Wells Fargo & Co.	BBB	3.45	02/13/23	3,915,000	4,074,508
Wells Fargo & Co.	BBB	4.13	08/15/23	980,000	1,043,683
WR Berkley Corp.	BBB+	4.63	03/15/22	1,960,000	1,997,326

					123,944,583

HEALTH CARE (1.5%)
Anthem, Inc.	A	2.88	09/15/29	7,245,000	7,626,580
Anthem, Inc.	A	3.30	01/15/23	3,464,000	3,589,018
Biogen, Inc.	A-	4.05	09/15/25	2,450,000	2,703,513
Evernorth Health, Inc.	A-	3.50	06/15/24	1,960,000	2,091,010
Humana, Inc.	BBB+	3.85	10/01/24	2,935,000	3,175,807
Owens & Minor, Inc.	BB-	4.38	12/15/24	2,740,000	2,904,400
Quest Diagnostics, Inc.	BBB+	3.50	03/30/25	685,000	739,016
Thermo Fisher Scientific, Inc.	BBB+	4.13	03/25/25	3,235,000	3,559,139
Zimmer Biomet Hldgs., Inc.	BBB	3.15	04/01/22	4,920,000	4,965,900

					31,354,383

INDUSTRIALS (1.6%)
Deere & Co.	A	2.75	04/15/25	6,535,000	6,918,529
Flowserve Corp.	BBB-	3.50	09/15/22	3,980,000	4,074,585
General Dynamics Corp.	A-	3.25	04/01/25	3,235,000	3,472,248
Hexcel Corp.	BB+	4.95	08/15/25	3,820,000	4,231,570
JB Hunt Transport Svcs., Inc.	BBB+	3.30	08/15/22	75,000	76,463
Teledyne Technologies, Inc.	BBB	2.75	04/01/31	7,500,000	7,672,485
Verisk Analytics, Inc.	BBB	4.00	06/15/25	4,895,000	5,392,022

					31,837,902

INFORMATION TECHNOLOGY (1.8%)
Apple, Inc.	AA+	2.05	09/11/26	2,625,000	2,731,592
Applied Materials, Inc.	A	3.90	10/01/25	4,995,000	5,533,547

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Arrow Electronics, Inc.	BBB-	4.00	04/01/25	980,000	1,056,266
Arrow Electronics, Inc.	BBB-	4.50	03/01/23	1,160,000	1,210,716
Avnet, Inc.	BBB-	4.88	12/01/22	265,000	277,370
Global Payments, Inc.	BBB-	3.75	06/01/23	4,000,000	4,178,750
Intel Corp.	A+	3.40	03/25/25	2,550,000	2,755,747
Keysight Technologies, Inc.	BBB	4.55	10/30/24	4,895,000	5,410,573
Mastercard, Inc.	A+	3.30	03/26/27	2,300,000	2,528,454
Motorola Solutions, Inc.	BBB-	4.00	09/01/24	980,000	1,066,957
PayPal Hldgs., Inc.	A-	2.65	10/01/26	9,880,000	10,556,441

					37,306,413

MATERIALS (1.1%)
Carpenter Technology Corp.	BB+	4.45	03/01/23	3,610,000	3,737,433
Freeport-McMoRan, Inc.	BB+	3.55	03/01/22	4,000,000	4,012,500
Packaging Corp. of America	BBB	4.50	11/01/23	1,990,000	2,130,333
Sherwin-Williams Co.	BBB	3.95	01/15/26	4,895,000	5,419,394
Southern Copper Corp.	BBB+	3.50	11/08/22	4,000,000	4,115,000
Teck Resources Ltd.	BBB-	3.75	02/01/23	980,000	1,001,120
Teck Resources Ltd.	BBB-	4.75	01/15/22	3,010,000	3,019,891

					23,435,671

REAL ESTATE (0.8%)
Boston Properties LP	BBB+	3.85	02/01/23	3,000,000	3,110,819
Healthpeak Properties, Inc.	BBB+	3.40	02/01/25	3,670,000	3,913,779
Jones Lang LaSalle, Inc.	BBB+	4.40	11/15/22	4,000,000	4,134,177
Service Properties Trust	BB-	5.00	08/15/22	4,540,000	4,568,375

					15,727,150

UTILITIES (0.2%)
Exelon Generation Co. LLC	BBB-	4.25	06/15/22	1,010,000	1,027,548
National Fuel Gas Co.	BBB-	5.20	07/15/25	1,960,000	2,183,946
Ohio Power Co.	NR	5.38	10/01/21	1,980,000	1,980,000
Southern Co.	BBB+	3.25	07/01/26	50,000	53,803

					5,245,297

TOTAL CORPORATE DEBT					360,902,858

SOVEREIGN DEBT (0.1%)
Sri Lanka AID	NR	6.59	09/15/28	2,008,020	2,350,303	††

TOTAL LONG-TERM DEBT SECURITIES (Cost: $1,990,832,436) 99.3%					2,032,039,531

				Shares	Value
COMMON STOCKS:
ENERGY (0.1%)
Diamond Offshore Drilling, Inc.*				102,155	592,499
Superior Energy Svcs., Inc.*				68,184	1,717,923	††
Valaris Ltd.*				17,882	623,724

					2,934,146

TOTAL COMMON STOCKS (Cost: $10,964,416) 0.1%					2,934,146

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.7%)
U.S. Treasury Bill	A-1+	0.00	10/14/21	13,500,000	13,499,854

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $13,499,854) 0.7%					13,499,854

MUTUAL OF AMERICA INVESTMENT CORPORATION - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

	Rate(%)	Maturity	Face Amount	Value
TEMPORARY CASH INVESTMENT (0.2%)
Citibank, New York Time Deposit	0.01	10/01/21	3,149,505	3,149,505

TOTAL TEMPORARY CASH INVESTMENT (Cost: $3,149,505) 0.2%				3,149,505

TOTAL INVESTMENTS (Cost: $2,018,446,211) 100.3%				2,051,623,036

OTHER NET ASSETS -0.3%				(5,762,073)

NET ASSETS 100.0%				$2,045,860,963

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - CONSERVATIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (27.0%)	3,654,742	53,030,308
Equity Index Fund (26.5%)	883,981	52,066,467
International Fund (5.7%)	1,132,610	11,224,164
Mid-Cap Equity Index Fund (5.8%)	434,185	11,501,558
Mid-Term Bond Fund (35.0%)	6,523,885	68,761,743

TOTAL INVESTMENTS (Cost: $179,536,786) 100.0%		196,584,240

OTHER NET ASSETS -0.0% (2)		(26,001)

NET ASSETS 100.0%		$196,558,239

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - MODERATE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (22.3%)	7,236,808	105,006,080
Equity Index Fund (36.7%)	2,925,360	172,303,703
International Fund (10.3%)	4,899,863	48,557,644
Mid-Cap Equity Index Fund (15.5%)	2,742,201	72,640,916
Mid-Term Bond Fund (15.2%)	6,759,782	71,248,102

TOTAL INVESTMENTS (Cost: $387,535,697) 100.0%		469,756,445

OTHER NET ASSETS -0.0% (2)		(20,674)

NET ASSETS 100.0%		$469,735,771

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - AGGRESSIVE ALLOCATION FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (18.1%)	4,587,987	66,571,686
Equity Index Fund (37.1%)	2,315,267	136,369,204
International Fund (14.5%)	5,392,534	53,440,015
Mid-Cap Equity Index Fund (20.4%)	2,833,008	75,046,387
Small Cap Growth Fund (4.9%)	961,342	18,121,304
Small Cap Value Fund (5.0%)	1,120,098	18,190,395

TOTAL INVESTMENTS (Cost: $290,409,532) 100.0%		367,738,991

OTHER NET ASSETS -0.0% (2)		(26,312)

NET ASSETS 100.0%		$367,712,679

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - RETIREMENT INCOME FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (33.4%)	4,753,162	68,968,379
Equity Index Fund (23.3%)	816,736	48,105,743
Mid-Cap Equity Index Fund (6.2%)	484,938	12,846,020
Mid-Term Bond Fund (29.3%)	5,755,654	60,664,597
Money Market Fund (7.8%)	1,364,211	16,138,613

TOTAL INVESTMENTS (Cost: $198,809,558) 100.0%		206,723,352

OTHER NET ASSETS -0.0% (2)		(47,566)

NET ASSETS 100.0%		$206,675,786

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2015 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (31.8%)	3,031,149	43,981,967
Equity Index Fund (25.8%)	604,219	35,588,515
International Fund (5.0%)	704,349	6,980,102
Mid-Cap Equity Index Fund (8.6%)	451,132	11,950,500
Mid-Term Bond Fund (26.7%)	3,496,955	36,857,905
Money Market Fund (2.1%)	241,434	2,856,164

TOTAL INVESTMENTS (Cost: $124,771,573) 100.0%		138,215,153

OTHER NET ASSETS -0.0% (2)		(36,657)

NET ASSETS 100.0%		$138,178,496

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities

are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2020 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (30.4%)	12,534,600	181,877,040
Equity Index Fund (26.8%)	2,722,023	160,327,159
International Fund (7.8%)	4,727,497	46,849,498
Mid-Cap Equity Index Fund (10.0%)	2,270,583	60,147,754
Mid-Term Bond Fund (20.5%)	11,653,815	122,831,205
Money Market Fund (0.8%)	431,382	5,103,246
Small Cap Growth Fund (1.8%)	560,157	10,558,953
Small Cap Value Fund (1.9%)	707,839	11,495,307

TOTAL INVESTMENTS (Cost: $534,310,078) 100.0%		599,190,162

OTHER NET ASSETS -0.0% (2)		(51,991)

NET ASSETS 100.0%		$599,138,171

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities

are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2025 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (26.8%)	20,815,444	302,032,095
Equity Index Fund (29.0%)	5,556,899	327,301,350
International Fund (10.6%)	12,025,977	119,177,434
Mid-Cap Equity Index Fund (13.1%)	5,555,466	147,164,297
Mid-Term Bond Fund (15.0%)	16,076,922	169,450,758
Money Market Fund (1.5%)	1,392,519	16,473,504
Small Cap Growth Fund (1.9%)	1,141,732	21,521,657
Small Cap Value Fund (2.1%)	1,443,839	23,447,952

TOTAL INVESTMENTS (Cost: $991,781,940) 100.0%		1,126,569,047

OTHER NET ASSETS -0.0% (2)		(55,249)

NET ASSETS 100.0%		$1,126,513,798

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities

are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2030 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (21.6%)	16,874,957	244,855,626
Equity Index Fund (34.8%)	6,692,572	394,192,471
International Fund (12.8%)	14,578,887	144,476,770
Mid-Cap Equity Index Fund (15.1%)	6,476,769	171,569,622
Mid-Term Bond Fund (8.5%)	9,128,855	96,218,136
Money Market Fund (1.5%)	1,432,611	16,947,790
Small Cap Equity Index Fund (0.3%)	260,401	3,335,731
Small Cap Growth Fund (2.6%)	1,586,646	29,908,283
Small Cap Value Fund (2.8%)	1,939,850	31,503,166

TOTAL INVESTMENTS (Cost: $968,217,480) 100.0%		1,133,007,595

OTHER NET ASSETS -0.0% (2)		(56,558)

NET ASSETS 100.0%		$1,132,951,037

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities

are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2035 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (20.8%)	14,237,599	206,587,564
Equity Index Fund (38.1%)	6,430,290	378,744,087
International Fund (15.4%)	15,466,337	153,271,400
Mid-Cap Equity Index Fund (17.0%)	6,366,235	168,641,575
Small Cap Equity Index Fund (1.0%)	817,266	10,469,181
Small Cap Growth Fund (3.7%)	1,945,256	36,668,085
Small Cap Value Fund (4.0%)	2,467,813	40,077,277

TOTAL INVESTMENTS (Cost: $823,391,973) 100.0%		994,459,169

OTHER NET ASSETS -0.0% (2)		(56,868)

NET ASSETS 100.0%		$994,402,301

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities

are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2040 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (15.1%)	8,765,538	127,187,953
Equity Index Fund (42.1%)	6,000,829	353,448,824
International Fund (16.6%)	14,046,914	139,204,917
Mid-Cap Equity Index Fund (17.2%)	5,474,767	145,026,578
Small Cap Equity Index Fund (2.1%)	1,358,099	17,397,254
Small Cap Growth Fund (3.0%)	1,360,408	25,643,697
Small Cap Value Fund (3.9%)	2,001,217	32,499,769

TOTAL INVESTMENTS (Cost: $685,533,377) 100.0%		840,408,992

OTHER NET ASSETS -0.0% (2)		(57,568)

NET ASSETS 100.0%		$840,351,424

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2045 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (11.8%)	7,077,503	102,694,568
Equity Index Fund (43.0%)	6,323,785	372,470,926
International Fund (17.7%)	15,490,342	153,509,287
Mid-Cap Equity Index Fund (16.6%)	5,435,799	143,994,314
Small Cap Equity Index Fund (1.9%)	1,293,335	16,567,623
Small Cap Growth Fund (4.0%)	1,854,965	34,966,097
Small Cap Value Fund (5.0%)	2,646,057	42,971,970

TOTAL INVESTMENTS (Cost: $699,417,572) 100.0%		867,174,785

OTHER NET ASSETS -0.0% (2)		(58,498)

NET ASSETS 100.0%		$867,116,287

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2050 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (9.9%)	4,412,380	64,023,628
Equity Index Fund (41.5%)	4,569,178	269,124,564
International Fund (18.6%)	12,212,072	121,021,637
Mid-Cap Equity Index Fund (18.5%)	4,522,396	119,798,266
Small Cap Equity Index Fund (2.7%)	1,369,869	17,548,017
Small Cap Growth Fund (4.2%)	1,458,472	27,492,200
Small Cap Value Fund (4.6%)	1,850,206	30,047,351

TOTAL INVESTMENTS (Cost: $532,266,202) 100.0%		649,055,663

OTHER NET ASSETS -0.0% (2)		(52,876)

NET ASSETS 100.0%		$649,002,787

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2055 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (9.0%)	1,802,238	26,150,468
Equity Index Fund (41.0%)	2,031,585	119,660,332
International Fund (18.7%)	5,498,637	54,491,488
Mid-Cap Equity Index Fund (18.7%)	2,057,719	54,508,983
Small Cap Equity Index Fund (2.3%)	530,889	6,800,692
Small Cap Growth Fund (5.2%)	799,423	15,069,118
Small Cap Value Fund (5.1%)	913,919	14,842,039

TOTAL INVESTMENTS (Cost: $247,292,077) 100.0%		291,523,120

OTHER NET ASSETS -0.0% (2)		(34,386)

NET ASSETS 100.0%		$291,488,734

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2060 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (7.7%)	578,147	8,388,909
Equity Index Fund (39.7%)	739,231	43,540,732
International Fund (20.7%)	2,284,673	22,641,110
Mid-Cap Equity Index Fund (19.4%)	804,415	21,308,956
Small Cap Equity Index Fund (2.1%)	181,329	2,322,829
Small Cap Growth Fund (5.1%)	295,092	5,562,480
Small Cap Value Fund (5.3%)	354,654	5,759,579

TOTAL INVESTMENTS (Cost: $95,159,007) 100.0%		109,524,595

OTHER NET ASSETS 0.0% (2)		3,363

NET ASSETS 100.0%		$109,527,958

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION - 2065 RETIREMENT FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS:
DIVERSIFIED MUTUAL FUNDS (100.0%)
Mutual of America Investment Corporation
Bond Fund (5.7%)	47,794	693,492
Equity Index Fund (38.5%)	79,863	4,703,957
International Fund (21.3%)	263,422	2,610,511
Mid-Cap Equity Index Fund (20.9%)	96,352	2,552,372
Small Cap Equity Index Fund (3.1%)	29,771	381,373
Small Cap Growth Fund (5.3%)	34,533	650,944
Small Cap Value Fund (5.2%)	39,331	638,733

TOTAL INVESTMENTS (Cost: $11,934,158) 100.0%		12,231,382

OTHER NET ASSETS 0.0% (2)		5,580

NET ASSETS 100.0%		$12,236,962

The disclosures regarding Fair Value and Security Valuation included in the Notes to Portfolios of Investments in Securities are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INVESTMENT CORPORATION

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Abbreviations:	ARM = Adjustable Rate Mortgage
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
FRESB = Federal Home Loan Mortgage Corporation Multifamily Securitization Small Loan Balance
GNMA = Government National Mortgage Association
NR = Not Rated

* Non-income producing security.

** Ratings as per Standard & Poor’s Corporation (unaudited).

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets
COMPOSITE FUND	$272,549	0.1%
MONEY MARKET FUND	$54,212,188	35.1%
MID-TERM BOND FUND	$795,844	0.1%
BOND FUND	$3,788,435	0.2%

†† Level 3 Security.

(1)

This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of September 30, 2021, was as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value	Unrealized Gain(Loss)(a)	Face Value of Futures as a % of Total Investments

EQUITY INDEX FUND	419	E-mini S&P 500 Stock Index	P	December 2021	$90,037,863	$(3,089,950)	2.0%

ALL AMERICA FUND	14	E-mini S&P 500 Stock Index	P	December 2021	$3,008,425	$(100,988)	0.9%
MID-CAP EQUITY INDEX FUND	125	E-mini S&P MidCap 400 Stock Index	P	December 2021	$32,915,000	$(553,179)	1.7%

(a)

Includes the cumulative appreciation(depreciation) of futures contracts, which is included in Total Distributable Earnings (Loss) in the Components of Net Assets section of the Statements of Assets and Liabilities. The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.

(2)	Percentage is less than 0.05%.
(3)	U.S. Government guaranteed security.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities.
•	Level 2 – other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of September 30, 2021, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of four securities in the All America, Small Cap Growth, Small Cap Equity Index, Mid-Term Bond and Bond Funds (see Note 1 below) which were considered Level 3. In addition, non-registered securities under Rule 144A of the Securities Act of 1933 were considered Level 2. Furthermore, certain Rule 144A securities not actively traded are considered Level 3; however, there were no such 144A securities as of September 30, 2021. Fair value inputs for all debt securities and temporary cash investments were considered Level 2, with the exception of one security in the Bond Fund (see Note 1 below) which was considered as Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of September 30, 2021:

Fund	Level 1 – Quoted Prices	Level 2 – Significiant Observable Inputs	Level 3 – Significiant Unobservable Inputs		Total
Investments at Fair Value:
(See Portfolios of Investments for More Details)
Equity Index Fund
Common Stock - Indexed	$4,412,298,160	-	-		$4,412,298,160
Short-Term Debt Securities	-	$86,598,067	-		$86,598,067
Warrants	163,731	-	-		$163,731
Temporary Cash Investment	-	$2,298,214	-		$2,298,214

	$4,412,461,891	$88,896,281	-		$4,501,358,172

All America Fund
Common Stock - Indexed	$204,944,501	-	-		$204,944,501
Common Stock - Active	$140,543,012	-	$5,463	(b)	$140,548,475
Short-Term Debt Securities - Indexed		$699,995	-		$699,995
Warrants - Indexed	$190	-	-		$190
Temporary Cash Investment	-	$5,691,927	-		$5,691,927

	$345,487,703	$6,391,922	$5,463		$351,885,088

Small Cap Value Fund
Common Stock	$517,403,769	-	-		$517,403,769
Short-Term Debt Securities	-	$8,199,816	-		$8,199,816
Temporary Cash Investment	-	$3,707,288	-		$3,707,288

	$517,403,769	$11,907,104	-		$529,310,873

Small Cap Growth Fund
Common Stock	$652,003,149	-	$91,218	(b)	$652,094,367
Short-Term Debt Securities	-	$4,799,892	-		$4,799,892
Temporary Cash Investment	-	$7,570,526	-		$7,570,526

	$652,003,149	$12,370,418	$91,218		$664,464,785

Small Cap Equity Index Fund Fund
Common Stock - Indexed	$133,009,720	-	-	(b)	$133,009,720
Warrants	$2,027	-	-		$2,027

	$133,011,747	-	-		$133,011,747

Mid Cap Value Fund
Common Stock	$114,428,169	-	-		$114,428,169
Temporary Cash Investment	-	$2,452,046	-		$2,452,046

	$114,428,169	$2,452,046	-		$116,880,215

Mid-Cap Equity Index Fund
Common Stock - Indexed	$1,916,833,622	-	-		$1,916,833,622
Short-Term Debt Securities	-	$30,299,131	-		$30,299,131
Temporary Cash Investment	-	$2,214,918	-		$2,214,918

	$1,916,833,622	$32,514,049	-		$1,949,347,671

Composite Fund
Common Stock	$126,384,414	-	-		$126,384,414
U.S. Government Debt	-	$35,916,206	-		$35,916,206
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$22,467,880	-		$22,467,880
Long-Term Corporate Debt	-	$14,106,464	-		$14,106,464
Short-Term Debt Securities	-	$4,599,930	-		$4,599,930
Temporary Cash Investment	-	$4,027,261	-		$4,027,261

	$126,384,414	$81,117,741	-		$207,502,155

International Fund
Common Stock
Japan	$2,804	-	-		$2,804
United States	$1,121,583,639	-	-		$1,121,583,639
Short-Term Debt Securities
United States	-	$3,999,842	-		$3,999,842
Temporary Cash Investment
Australia	-	$6,459,295	-		$6,459,295

	$1,121,586,443	$10,459,137	-		$1,132,045,580

Catholic Values Index Fund
Common Stock - Indexed	$3,917,301	-	-		$3,917,301

Retirement Income Fund
Common Stock	$206,723,352	-	-		$206,723,352

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

2015 Retirement Fund
Common Stock	$138,215,153	-	-		$138,215,153

2020 Retirement Fund
Common Stock	$599,190,162	-	-		$599,190,162

2025 Retirement Fund
Common Stock	$1,126,569,047	-	-		$1,126,569,047

2030 Retirement Fund
Common Stock	$1,133,007,595	-	-		$1,133,007,595

2035 Retirement Fund
Common Stock	$994,459,169	-	-		$994,459,169

2040 Retirement Fund
Common Stock	$840,408,992	-	-		$840,408,992

2045 Retirement Fund
Common Stock	$867,174,785	-	-		$867,174,785

2050 Retirement Fund
Common Stock	$649,055,663	-	-		$649,055,663

2055 Retirement Fund
Common Stock	$291,523,120	-	-		$291,523,120

2060 Retirement Fund
Common Stock	$109,524,595	-	-		$109,524,595

2065 Retirement Fund
Common Stock	$12,231,382	-	-		$12,231,382

Conservative Allocation Fund
Common Stock	$196,584,240	-	-		$196,584,240

Moderate Allocation Fund
Common Stock	$469,756,445	-	-		$469,756,445

Aggressive Allocation Fund
Common Stock	$367,738,991	-	-		$367,738,991

Money Market Fund
U.S. Government Debt	-	$83,781,922	-		$83,781,922
Commercial Paper	-	$70,660,176	-		$70,660,176
Temporary Cash Investment	-	$50,135	-		$50,135

	-	$154,492,233	-		$154,492,233

Mid-Term Bond Fund
U.S. Government Debt	-	$650,453,720	-		$650,453,720
Long-Term Corporate Debt	-	$161,247,965	-		$161,247,965
Common Stock	$598,015	-	$815,096	(b)	$1,413,111
Temporary Cash Investment	-	$1,512,965	-		$1,512,965

	$598,015	$813,214,650	815,096		$814,627,761

Bond Fund
U.S. Government Debt	-	$1,014,559,438	-		$1,014,559,438
U.S. Government Agency Residential Mortgage-Backed Obligations	-	$654,226,932	-		$654,226,932
Long-Term Corporate Debt	-	$360,902,858	-		$360,902,858
Sovereign Debt	-	-	$2,350,303(b)		$2,350,303
Common Stock	$1,216,223	-	$1,717,923(b)		$2,934,146
Short-Term Debt Securities	-	$13,499,854	-		$13,499,854
Temporary Cash Investment	-	$3,149,505	-		$3,149,505

	$1,216,223	$2,046,338,587	$4,068,226		$2,051,623,036

Other Financial Instruments:*
Equity Index Fund	$(3,089,950)	-	-		$(3,089,950)
All America Fund	$(100,988)	-	-		$(100,988)
Mid-Cap Equity Index Fund	$(553,179)	-	-		$(553,179)

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.
(b)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for the Nine Months Ended September 30, 2021
	Balance December 31, 2020(c)		Change in Unrealized Gains (Losses)	Change in Realized Gains (Losses)	Accrued Discounts/ Premiums	Transfers Into Level 3	Transfers Out of Level 3	Purchases	Sales	Balance September 30, 2021(c)		Net Change in Unrealized Gains/(Losses) of Level 3 Assets Held as of September 30, 2021
All America Fund - Active Common Stock	$5,463	(d)	-	-	-	-	-	-	-	$5,463	(d)	-
Small Cap Growth Fund - Common Stock	$91,218	(e)	-	-	-	-	-	-	-	$91,218	(e)	-
Small Cap Equity Index Fund - Common Stock	-(f)		-	-	-	-	-	-	-	-(f)		-
Mid-Term Bond Fund - Common Stock	-		$(1,284,234)	-	-	$2,099,330	-	-	-	$815,096	(g)	$(1,284,234)
Bond Fund - Common Stock	-		$(2,706,345)	-	-	$4,424,268	-	-	-	$1,717,923	(h)	$(2,706,345)
Bond Fund - Sovereign Debt	$2,669,738	(i)	$2,261	-	$(102,173)	-	-	-	$(219,523)	$2,350,303	(i)	$2,261

(c)

Includes securities fair valued using methods determined in good faith by the Adviser and reviewed by the Investment Company Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

(d)	Level 3 security, Ferroglobe Representation & Warranty Insurance Trust with $0 fair value and Alder Biopharmaceuticals, Inc. - contingent value rights with $5,463 fair value.
(e)	Level 3 security, Ferroglobe Representation & Warranty Insurance Trust with $0 fair value and Alder Biopharmaceuticals, Inc. - contingent value rights with $91,218 fair value.
(f)	Level 3 security, Contra Progenics Pharmaceuticals, Inc. - contingent value rights with $0 fair value.
(g)	Level 3 security, Superior Energy Svcs., Inc. is a result of corporate action of SESI LLC transferred into level 3 with $815,096 fair value.
(h)	Level 3 security, Superior Energy Svcs., Inc. is a result of corporate action of SESI LLC transferred into level 3 with $1,717,923 fair value.
(i)	Level 3 security, Sri Lanka AID, with change in unrealized loss of $2,261, accrued premiums of $(102,173), sales of $(219,523) and $2,350,303 fair value.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

September 30, 2021 (Unaudited)

Security Valuation — Investment securities are carried at fair value as follows:

The Funds’ investments are fair valued as of the close of trading on the New York Stock Exchange (“Exchange”) on each day the Exchange is open for trading. The Exchange usually closes at 4:00 pm Eastern Time but sometimes closes earlier. The Board of Directors of the Investment Company (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to the Adviser. Pursuant to the Board’s delegation, the Adviser has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval and ratification at its next regularly scheduled quarterly meeting. For fiscal reporting year-end, securities were fair valued at the close of the last business day.

Exchange-traded equity securities are valued at the last reported sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer-supplied valuations to derive a valuation.

Temporary cash investments are amounts on deposit with financial institutions that are swept daily into an overnight investment and returned the next business day. Cash equivalents such as short-term temporary cash investments are valued at amortized cost.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.

Mutual of America Capital Management LLC (“the Adviser”) uses a market approach to calculate fair value for equity securities which are categorized as Level 3. The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as the last trade price, financial statements, the relationship of per-share book value to the last trade price, operating information and any corporate actions, such as dividends or returns of capital, that may have occurred since the last trade. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted. Generally, absent any significant contrary indications, the last trade price will be used as the calculated fair value.

The Retirement Funds and the Allocation Funds value their investments in the underlying Funds of the Investment Company at their respective net asset values.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gains and losses on the sale of short and long-term debt securities are computed on the basis of amortized cost at the time of sale. Realized gains and losses on the sale of equity securities are based on the identified cost basis of the security, determined on the first-in, first-out (“FIFO”) basis.

Futures Contracts — The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. These purchases of futures contracts allow the funds to invest available cash to attempt to efficiently and cost effectively keep the funds fully invested on a daily basis in an attempt to minimize deviation from the performance of the indices. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized appreciation or depreciation by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized appreciation or depreciation on the contract is included in Total Distributable Earnings (Loss) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized appreciation or depreciation are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or depreciation of futures contracts is recorded in the Statements of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statements of Operations, equal to the net variation margin received or paid over the period the contract was outstanding.

The “Underlying Face Amount at Value” (appearing in the “Footnotes to Summary Portfolios of Investments in Securities”) representing the aggregate of outstanding contractual amounts under futures contracts reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The following table presents the financial statement impacts resulting from the funds’ use of futures contracts at their fair values as of September 30, 2021 and for the nine months ended September 30, 2021:

					Mid-Cap
Derivatives not accounted	Risk	Locations on Statements of	Equity Index	All America	Equity Index
for as hedging instruments	Type	Assets and Liabilities	Fund	Fund	Fund
Futures Contracts	Equity	Total Distributable Earnings (Loss)	$(3,089,950)	$(100,988)	$(553,179)

					Mid-Cap
Derivatives not accounted	Risk	Locations on Statements of	Equity Index	All America	Equity Index
for as hedging instruments	Type	Operations	Fund	Fund	Fund
		Net realized gain (loss) on
Futures Contracts	Equity	Futures contracts	$14,943,062	$723,171	$8,031,611

		Change in net unrealized
		appreciation(depreciation) of
Futures Contracts	Equity	Futures contracts	$(4,346,778)	$(158,751)	$(1,341,437)

Warrants — A warrant is an option to purchase common stock of an issuer and is issued in conjunction with another security, such as a debt obligation. A warrant specifies the price at which the holder may purchase shares of common stock and usually expires after a period of time. A warrant holder generally may pay cash for the common stock to be purchased or may surrender the principal amount of the related debt security the warrant holder owns equal to the purchase price for the stock.

The common stock underlying a warrant may not increase in value after the date the warrant was issued, or may not increase up to the warrant exercise price. In this case, the warrant generally would have little value and could expire unexercised.

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2021 (Unaudited)

3.	INVESTMENTS (CONTINUED)

Investments in affiliated investment companies during the period ended September 30, 2021 were as follows:

Affiliated Investment Company	Value as of December 31, 2020	Purchases	Realized Gain (Loss) on Investment Securities	Change in Unrealized Appreciation (Depreciation) of Investment Securities	Sales	Value as of September 30, 2021	Dividends	Realized Gain, Distributions
Retirement Income Fund
Bond Fund	$57,349,925	$20,601,144	$29,422	$(1,976,368)	$(7,035,744)	$68,968,379	$743,597	$-
Equity Index Fund	40,103,292	6,198,901	1,430,012	4,648,529	(4,274,991)	48,105,743	262,845	-
Mid-Cap Equity Index Fund	10,821,500	1,551,837	230,069	1,371,835	(1,129,221)	12,846,020	67,824	-
Mid-Term Bond Fund	69,439,802	8,562,760	173,755	(1,766,634)	(15,745,086)	60,664,597	612,143	-
Money Market Fund	14,892,980	4,452,039	(126,295)	100,689	(3,180,800)	16,138,613	-	-

Total	$192,607,499	$41,366,681	$1,736,963	$2,378,051	$(31,365,842)	$206,723,352	$1,686,409	$-

2015 Retirement Fund
Bond Fund	$41,500,334	$8,940,829	$(33,101)	$(1,347,567)	$(5,078,528)	$43,981,967	$504,208	$-
Equity Index Fund	32,285,939	1,836,993	1,415,518	3,405,110	(3,355,045)	35,588,515	200,898	-
International Fund	6,872,455	445,951	192,102	226,494	(756,900)	6,980,102	74,110	-
Mid-Cap Equity Index Fund	13,374,539	601,174	1,005,075	1,109,162	(4,139,450)	11,950,500	64,967	-
Mid-Term Bond Fund	42,164,077	5,089,826	(19,298)	(941,786)	(9,434,914)	36,857,905	377,467	-
Money Market Fund	3,631,510	743,678	(64,163)	58,938	(1,513,799)	2,856,164	-	-

Total	$139,828,854	$17,658,451	$2,496,133	$2,510,351	$(24,278,636)	$138,215,153	$1,221,650	$-

2020 Retirement Fund
Bond Fund	$159,325,986	$47,113,602	$70,914	$(5,514,553)	$(19,118,909)	$181,877,040	$2,062,637	$-
Equity Index Fund	153,522,830	7,536,146	10,348,064	12,469,304	(23,549,185)	160,327,159	913,421	-
International Fund	45,847,517	2,715,448	958,312	1,855,775	(4,527,554)	46,849,498	503,165	-
Mid-Cap Equity Index Fund	67,693,274	2,804,885	3,973,753	5,778,787	(20,102,945)	60,147,754	330,188	-
Mid-Term Bond Fund	145,749,573	10,343,239	(1,286)	(3,267,178)	(29,993,143)	122,831,205	1,276,762	-
Money Market Fund	6,560,318	1,382,676	(120,652)	110,625	(2,829,721)	5,103,246	-	-
Small Cap Growth Fund	6,713,259	4,421,862	189,273	151,594	(917,035)	10,558,953	-	-
Small Cap Value Fund	9,087,598	1,477,777	23,512	1,823,455	(917,035)	11,495,307	55,914	-

Total	$594,500,355	$77,795,635	$15,441,890	$13,407,809	$(101,955,527)	$599,190,162	$5,142,087	$-

2025 Retirement Fund
Bond Fund	$255,927,154	$67,421,305	$500,177	$(9,097,708)	$(12,718,833)	$302,032,095	$3,266,531	$-
Equity Index Fund	301,582,316	22,904,030	17,727,479	27,163,655	(42,076,130)	327,301,350	1,793,575	-
International Fund	102,380,329	18,857,248	1,225,747	4,963,190	(8,249,080)	119,177,434	1,226,001	-
Mid-Cap Equity Index Fund	133,376,113	9,935,791	2,659,415	16,515,984	(15,323,006)	147,164,297	778,296	-
Mid-Term Bond Fund	179,192,900	20,329,063	121,519	(4,246,129)	(25,946,595)	169,450,758	1,673,469	-
Money Market Fund	-	17,550,400	(423)	(12,880)	(1,063,593)	16,473,504	-	-
Small Cap Growth Fund	24,117,558	1,526,249	979,439	748,227	(5,849,816)	21,521,657	-	-
Small Cap Value Fund	23,836,360	1,635,305	(58,557)	4,884,661	(6,849,817)	23,447,952	109,058	-

Total	$1,020,412,730	$160,159,391	$23,154,796	$40,919,000	$(118,076,870)	$1,126,569,047	$8,846,930	$-

2030 Retirement Fund
Bond Fund	$204,504,254	$54,314,449	$286,525	$(7,272,179)	$(6,977,423)	$244,855,626	$2,631,272	$-
Equity Index Fund	327,587,252	35,673,174	8,292,897	42,109,295	(19,470,147)	394,192,471	2,142,096	-
International Fund	113,625,544	32,213,355	1,441,841	5,575,867	(8,379,837)	144,476,770	1,474,781	-
Mid-Cap Equity Index Fund	172,865,932	14,666,313	9,130,413	15,475,542	(40,568,578)	171,569,622	898,664	-
Mid-Term Bond Fund	93,309,319	7,135,489	3,465	(2,204,595)	(2,025,542)	96,218,136	938,929	-
Money Market Fund	-	17,752,249	(307)	(13,164)	(790,988)	16,947,790	-	-
Small Cap Equity Index Fund	-	3,563,817	(116)	(69,773)	(158,197)	3,335,731	13,368	-
Small Cap Growth Fund	33,946,043	2,134,193	1,944,871	569,938	(8,686,762)	29,908,283	-	-
Small Cap Value Fund	35,571,755	2,280,480	594,774	6,742,918	(13,686,761)	31,503,166	146,288	-

Total	$981,410,099	$169,733,519	$21,694,363	$60,913,849	$(100,744,235)	$1,133,007,595	$8,245,398	$-

2035 Retirement Fund
Bond Fund	$172,639,926	$47,096,164	$231,615	$(6,162,513)	$(7,217,628)	$206,587,564	$2,206,741	$-
Equity Index Fund	304,023,885	38,266,056	4,969,939	42,219,953	(10,735,746)	378,744,087	2,051,063	-
International Fund	121,687,352	28,465,650	1,323,295	6,204,393	(4,409,290)	153,271,400	1,558,692	-
Mid-Cap Equity Index Fund	163,111,815	15,271,552	6,839,348	16,612,199	(33,193,339)	168,641,575	881,959	-
Small Cap Equity Index Fund	10,765,140	905,267	1,052,832	1,039,894	(3,293,952)	10,469,181	44,804	-
Small Cap Growth Fund	36,167,956	2,892,477	1,482,054	1,154,141	(5,028,543)	36,668,085	-	-
Small Cap Value Fund	38,083,344	3,078,036	725,630	7,218,810	(9,028,543)	40,077,277	185,560	-

Total	$846,479,418	$135,975,202	$16,624,713	$68,286,877	$(72,907,041)	$994,459,169	$6,928,819	$-

2040 Retirement Fund
Bond Fund	$99,791,406	$34,242,679	$48,807	$(3,479,719)	$(3,415,220)	$127,187,953	$1,338,978	$-
Equity Index Fund	254,230,612	64,289,843	4,084,976	38,656,624	(7,813,231)	353,448,824	1,926,839	-
International Fund	122,389,890	12,847,949	1,277,267	6,079,182	(3,389,371)	139,204,917	1,423,588	-
Mid-Cap Equity Index Fund	150,834,701	12,968,128	10,440,747	11,518,660	(40,735,658)	145,026,578	762,765	-
Small Cap Equity Index Fund	18,747,883	1,388,344	2,087,460	1,565,456	(6,391,889)	17,397,254	74,930	-
Small Cap Growth Fund	30,617,597	2,230,454	2,080,192	361,600	(9,646,146)	25,643,697	-	-
Small Cap Value Fund	31,222,731	2,381,618	616,024	5,925,541	(7,646,145)	32,499,769	151,162	-

Total	$707,834,820	$130,349,015	$20,635,473	$60,627,344	$(79,037,660)	$840,408,992	$5,678,262	$-

2045 Retirement Fund
Bond Fund	$94,070,620	$14,894,111	$31,950	$(3,234,138)	$(3,067,975)	$102,694,568	$1,120,824	$-
Equity Index Fund	260,990,928	75,819,012	4,915,996	39,115,637	(8,370,647)	372,470,926	2,023,784	-
International Fund	121,917,010	27,844,772	1,413,090	6,092,156	(3,757,741)	153,509,287	1,564,830	-
Mid-Cap Equity Index Fund	157,663,616	12,278,538	14,348,634	8,731,106	(49,027,580)	143,994,314	754,035	-
Small Cap Equity Index Fund	19,169,539	916,420	2,271,976	1,494,304	(7,284,616)	16,567,623	71,952	-
Small Cap Growth Fund	39,072,545	2,724,459	2,930,793	149,206	(9,910,906)	34,966,097	-	-
Small Cap Value Fund	40,509,234	2,923,627	417,057	8,032,957	(8,910,905)	42,971,970	199,169	-

Total	$733,393,492	$137,400,939	$26,329,496	$60,381,228	$(90,330,370)	$867,174,785	$5,734,594	$-

2050 Retirement Fund
Bond Fund	$56,071,522	$12,008,334	$(5,396)	$(1,918,247)	$(2,132,585)	$64,023,628	$687,957	$-
Equity Index Fund	188,916,434	54,849,777	2,617,350	29,355,783	(6,614,780)	269,124,564	1,458,826	-
International Fund	94,600,822	23,821,447	586,782	5,204,097	(3,191,511)	121,021,637	1,230,859	-
Mid-Cap Equity Index Fund	120,263,058	12,533,229	6,255,222	11,122,970	(30,376,213)	119,798,266	626,775	-
Small Cap Equity Index Fund	17,894,574	1,527,183	1,701,181	1,814,049	(5,388,970)	17,548,017	75,647	-
Small Cap Growth Fund	28,321,038	2,671,596	1,068,143	1,156,341	(5,724,918)	27,492,200	-	-
Small Cap Value Fund	29,741,121	2,810,375	568,805	5,651,968	(8,724,918)	30,047,351	138,778	-

Total	$535,808,569	$110,221,941	$12,792,087	$52,386,961	$(62,153,895)	$649,055,663	$4,218,842	$-

MUTUAL OF AMERICA INVESTMENT CORPORATION

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2021 (Unaudited)

2055 Retirement Fund
Bond Fund	$19,383,525	$7,989,065	$(1,265)	$(687,242)	$(533,615)	$26,150,468	$264,650	$-
Equity Index Fund	76,985,648	31,470,324	620,685	12,360,408	(1,776,733)	119,660,332	623,218	-
International Fund	39,279,218	13,803,234	155,138	2,160,896	(906,998)	54,491,488	529,513	-
Mid-Cap Equity Index Fund	48,498,622	9,774,745	1,428,004	5,836,382	(11,028,770)	54,508,983	273,131	-
Small Cap Equity Index Fund	9,196,290	851,672	1,753,111	85,704	(5,086,085)	6,800,692	29,068	-
Small Cap Growth Fund	13,737,508	2,537,283	644,906	401,010	(2,251,589)	15,069,118	-	-
Small Cap Value Fund	12,720,199	2,602,864	(72,390)	2,842,954	(3,251,588)	14,842,039	65,581	-

Total	$219,801,010	$69,029,187	$4,528,189	$23,000,112	$(24,835,378)	$291,523,120	$1,785,161	$-

2060 Retirement Fund
Bond Fund	$5,040,894	$3,757,564	$11,080	$(198,750)	$(221,879)	$8,388,909	$79,628	$-
Equity Index Fund	23,642,356	16,579,082	283,137	4,020,261	(984,104)	43,540,732	216,215	-
International Fund	13,963,590	8,430,790	108,200	685,084	(546,554)	22,641,110	210,303	-
Mid-Cap Equity Index Fund	16,942,212	6,411,111	799,888	1,736,844	(4,581,099)	21,308,956	101,488	-
Small Cap Equity Index Fund	3,287,681	846,815	920,896	(253,870)	(2,478,693)	2,322,829	9,144	-
Small Cap Growth Fund	4,576,054	1,607,815	249,681	74,803	(945,873)	5,562,480	-	-
Small Cap Value Fund	4,930,666	1,632,161	182,230	860,396	(1,845,874)	5,759,579	24,374	-

Total	$72,383,453	$39,265,338	$2,555,112	$6,924,768	$(11,604,076)	$109,524,595	$641,152	$-

2065 Retirement Fund
Bond Fund	$167,231	$637,820	$(6,391)	$(3,605)	$(101,563)	$693,492	$5,305	$-
Equity Index Fund	1,000,749	4,040,490	98,331	201,899	(637,512)	4,703,957	20,908	-
International Fund	617,251	2,337,575	59,440	(37,453)	(366,302)	2,610,511	21,556	-
Mid-Cap Equity Index Fund	731,110	2,234,587	118,352	4,270	(535,947)	2,552,372	10,901	-
Small Cap Equity Index Fund	130,691	347,544	37,412	(7,513)	(126,761)	381,373	1,347	-
Small Cap Growth Fund	231,052	590,316	23,813	(7,493)	(186,744)	650,944	-	-
Small Cap Value Fund	226,934	592,734	67,550	(6,742)	(241,743)	638,733	2,440	-

Total	$3,105,018	$10,781,066	$398,507	$143,363	$(2,196,572)	$12,231,382	$62,457	$-

Conservative Allocation Fund
Bond Fund	$54,327,912	$4,699,069	$34,523	$(1,850,225)	$(4,180,971)	$53,030,308	$605,177	$-
Equity Index Fund	51,852,009	3,743,543	5,009,256	2,915,433	(11,453,774)	52,066,467	331,978	-
International Fund	10,481,322	798,935	134,601	499,838	(690,532)	11,224,164	116,620	-
Mid-Cap Equity Index Fund	10,021,284	743,772	109,301	1,372,774	(745,573)	11,501,558	61,457	-
Mid-Term Bond Fund	61,670,975	13,403,489	(30,965)	(1,448,030)	(4,833,726)	68,761,743	627,287	-

Total	$188,353,502	$23,388,808	$5,256,716	$1,489,790	$(21,904,576)	$196,584,240	$1,742,519	$-

Moderate Allocation Fund
Bond Fund	$101,100,790	$13,541,219	$63,172	$(3,467,981)	$(6,231,120)	$105,006,080	$1,148,379	$-
Equity Index Fund	164,236,662	5,797,916	13,277,881	11,649,347	(22,658,103)	172,303,703	1,047,960	-
International Fund	46,343,571	1,871,006	361,900	2,454,593	(2,473,426)	48,557,644	513,876	-
Mid-Cap Equity Index Fund	71,312,929	2,473,395	3,470,185	7,161,430	(11,777,023)	72,640,916	437,698	-
Mid-Term Bond Fund	60,766,351	15,664,175	(76,868)	(1,395,416)	(3,710,140)	71,248,102	628,491	-

Total	$443,760,303	$39,347,711	$17,096,270	$16,401,973	$(46,849,812)	$469,756,445	$3,776,404	$-

Aggressive Allocation Fund
Bond Fund	$59,066,316	$13,240,680	$9,671,398	$(11,635,510)	$(3,771,198)	$66,571,686	$743,898	$-
Equity Index Fund	119,704,001	5,111,022	4,251,227	13,802,825	(6,499,871)	136,369,204	764,181	-
International Fund	50,721,049	2,425,599	413,224	2,665,325	(2,785,182)	53,440,015	562,666	-
Mid-Cap Equity Index Fund	68,867,385	2,889,890	3,107,788	6,957,408	(6,776,084)	75,046,387	405,979	-
Small Cap Growth Fund	21,872,194	620,978	1,544,296	12,229	(5,928,393)	18,121,304	-	-
Small Cap Value Fund	16,943,338	707,622	645,691	2,822,137	(2,928,393)	18,190,395	86,645	-

Total	$337,174,283	$24,995,791	$19,633,624	$14,624,414	$(28,689,121)	$367,738,991	$2,563,369	$-